As filed with the Securities and Exchange Commission on May 1, 2007
===============================================================================


                                File No. 333-70049


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No.

                       [X] Post-Effective Amendment No. 10


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                       [X]     Amendment No. 24

                        (Check appropriate box or boxes)

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1877

                              Thomas M. Zurek, Esq.
                                General Counsel
                               One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (Check appropriate Space)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485


 X
_____    on  May 1, 2007     pursuant to paragraph (b) of Rule 485
            ---------------


_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed amendment.



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                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Not Applicable
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Account
                                            Values During the Accumulation
                                            Period; Distributions; Summary
 8. Annuity Period .......................  Distributions
 9. Death Benefit ........................  Distributions
10. Purchases and Contract Values ........  Premiums and Account Values During
                                            the Accumulation Period
11. Redemptions ..........................  Distributions
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information
                                            Table of Contents

PART B - STATEMENT OF ADDITIONAL INFORMATION


Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Distributions
23. Financial Statements .................  Financial Statements


PART C - OTHER INFORMATION
Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control of Depositor or
                                            Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures

                                   PROSPECTUS

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   OFFERED BY

                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)

         ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282 (317) 285-1877
                        VARIABLE PRODUCTS SERVICE OFFICE:

   P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127 (800) 537-6442 WWW.AUL.COM


This Prospectus describes individual variable annuity contracts (the

"Contracts") offered by American United Life Insurance Company(R) ("AUL" or the

"Company") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.


This Prospectus describes two types of Contracts: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible

Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium

Contracts"). Both Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable annuity payments to begin on a future date. A

Bonus Program is in effect for some Contracts.


A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one or more of the Investment Accounts of a separate account of AUL.

The separate account is named the AUL American Individual Variable Annuity Unit

Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one of the following Mutual Fund Portfolios:


   AIM Variable Insurance Funds

   Alger American Fund

   American Century(R) Variable Portfolios, Inc.

   Calvert Variable Series, Inc.

   Dreyfus Investment Portfolios

   Dreyfus Variable Investment Fund

   Fidelity(R) Variable Insurance Products Freedom Funds

   Fidelity(R) Variable Insurance Products Funds

   Janus Aspen Series

   Neuberger Berman Advisers Management Trust

   Old Mutual Insurance Series Fund

   OneAmerica Funds, Inc.

   Pioneer Variable Contracts Trust

   T. Rowe Price Equity Series, Inc.

   T. Rowe Price Fixed Income Series, Inc.

   Timothy Plan(R) Portfolio Variable Series

   Vanguard Variable Insurance Fund


Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."


This Prospectus concisely sets forth information about the Contracts and the

Variable Account that a prospective investor should know before investing.

Certain additional information is contained in a "Statement of Additional

Information," dated May 1, 2007, which has been filed with the Securities and

Exchange Commission (the "SEC"). The Statement of Additional Information is

incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above.

A post card affixed to the printed prospectus can be removed to send for a

Statement of Additional Information. The table of contents of the Statement of

Additional Information is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2007.

                                TABLE OF CONTENTS



Description                                                                  Page


DEFINITIONS ..................................................................  4

SUMMARY ......................................................................  6

 Purpose of the Contracts ....................................................  6

 Types of Contracts ..........................................................  6

 The Variable Account and the Funds ..........................................  6

 Summary of the Fixed Accounts ...............................................  8

   Market Value Adjusted Fixed Accounts ......................................  8

   Non-Market Value Adjusted Fixed Account ...................................  8

   Enhanced Averaging Fixed Account ..........................................  8

 Premiums ....................................................................  8

 Right to Examine ............................................................  8

 Transfers ...................................................................  9

 Charges .....................................................................  9

 Distributions ...............................................................  9

   Withdrawals ...............................................................  9

   Loan Privileges ...........................................................  9

   The Death Benefit .........................................................  9

 Initial Dollar Cost Averaging Program .......................................  9

 Ongoing Dollar Cost Averaging Program .......................................  9

 Portfolio Rebalancing Program ...............................................  9

 Portfolio Optimization Program .............................................. 10

 Bonus Programs .............................................................. 10

 Contacting AUL .............................................................. 10

EXPENSE TABLE ................................................................ 10

CONDENSED FINANCIAL INFORMATION .............................................. 12

INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS ................... 20

 American United Life Insurance Company(R) ................................... 20

 Variable Account ............................................................ 20

 The Funds ................................................................... 20

 AIM Variable Insurance Funds ................................................ 21

   AIM V.I. Dynamics Fund .................................................... 21

   AIM V.I. Financial Services Fund .......................................... 21

   AIM V.I. Global Health Care Fund .......................................... 21

   AIM V.I. Global Real Estate Fund .......................................... 21

   AIM V.I. High Yield Fund .................................................. 21

   AIM V.I. Utilities Fund ................................................... 21

 Alger American Fund ......................................................... 21

   Alger American Growth Portfolio ........................................... 21

   Alger American Small Capitalization Portfolio ............................. 21

 American Century(R) Variable Portfolios, Inc ................................ 22

   American Century(R) VP Income & Growth Portfolio .......................... 22

   American Century(R) VP International Portfolio ............................ 22

   American Century(R) VP Ultra(R) ........................................... 22

   American Century(R) VP Vista(SM) .......................................... 22

 Calvert Variable Series, Inc  ............................................... 22

   Calvert Social Mid Cap Growth Portfolio ................................... 22

 Dreyfus Investment Portfolios Fund .......................................... 22

   Dreyfus DIP Technology Growth Portfolio ................................... 22

 Dreyfus Variable Investment Fund ............................................ 23

   Dreyfus VIF Appreciation Portfolio ........................................ 23

 Fidelity(R) Variable Insurance Products Freedom Funds ....................... 23

   Fidelity(R) VIP Freedom Income Portfolio .................................. 23

   Fidelity(R) VIP Freedom 2005 Portfolio .................................... 23

   Fidelity(R) VIP Freedom 2010 Portfolio ...................................  23

   Fidelity(R) VIP Freedom 2015 Portfolio .................................... 23

   Fidelity(R) VIP Freedom 2020 Portfolio .................................... 23

   Fidelity(R) VIP Freedom 2025 Portfolio .................................... 23

   Fidelity(R) VIP Freedom 2030 Portfolio .................................... 24

 Fidelity(R) Variable Insurance Products Fund ................................ 24

   Fidelity(R) VIP Asset Manager(SM) Portfolio ............................... 24

   Fidelity(R) VIP Contrafund(R) Portfolio ................................... 24

   Fidelity(R) VIP Equity-Income Portfolio ................................... 24

   Fidelity(R) VIP Growth Portfolio .......................................... 24

   Fidelity(R) VIP High Income Portfolio ..................................... 24

   Fidelity(R) VIP Index 500 Portfolio ....................................... 24

   Fidelity(R) VIP Overseas Portfolio ........................................ 24

 Janus Aspen Series .......................................................... 25

   Janus Aspen Series Flexible Bond Portfolio ................................ 25

   Janus Aspen Series Worldwide Growth Portfolio ............................. 25

 Neuberger Berman Advisers Management Trust .................................. 25

   NB AMT Fasciano Portfolio ................................................. 25

   NB AMT Limited Maturity Bond Portfolio .................................... 25

   NB AMT Regency Portfolio .................................................. 25

 Old Mutual Insurance Series Fund ............................................ 25

   Old Mutual Columbus Circle Technology & Communications Portfolio .......... 25

   Old Mutual Growth II Portfolio ............................................ 25

   Old Mutual Mid-Cap Portfolio .............................................. 26

   Old Mutual Small Cap Portfolio ............................................ 26

 OneAmerica Funds, Inc ....................................................... 26

   OneAmerica Asset Director Portfolio ....................................... 26

   OneAmerica Investment Grade Bond Portfolio ................................ 26

   OneAmerica Money Market Portfolio ......................................... 26

   OneAmerica Value Portfolio ................................................ 26

 Pioneer Variable Contracts Trust ............................................ 26

   Pioneer Fund VCT Portfolio ................................................ 26

   Pioneer Growth Opportunities VCT Portfolio ................................ 27

 T. Rowe Price Equity Series, Inc............................................. 27

   T. Rowe Price Blue Chip Growth Portfolio .................................. 27

   T. Rowe Price Equity Income Portfolio ..................................... 27

   T. Rowe Price Mid-Cap Growth Portfolio .................................... 27

 T. Rowe Price Fixed Income Series, Inc. ..................................... 27

   T. Rowe Price Limited-Term Bond Portfolio ................................. 27

 Timothy Plan(R) Portfolio Variable Series ................................... 27

   Timothy Plan(R) Conservative Growth Variable .............................. 27

   Timothy Plan(R) Strategic Growth Variable ................................. 27

 Vanguard Variable Insurance Fund ............................................ 28

   Vanguard VIF Mid-Cap Index Portfolio ...................................... 28

   Vanguard VIF Small Company Growth Portfolio ............................... 28

   Vanguard VIF Total Bond Market Portfolio .................................. 28

THE CONTRACTS ................................................................ 28

 General ..................................................................... 28

PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD ................... 28

 Application for a Contract .................................................. 28

 Premiums Under the Contracts ................................................ 28

 Right to Examine Period ..................................................... 29

 Allocation of Premiums ...................................................... 29




Description                                                                  Page


PREMIUMS AND ACCOUNT VALUES

DURING THE ACCUMULATION PERIOD(continued)

 Abusive Trading Practices ................................................... 30

   Late Trading .............................................................. 30

   Market Timing ............................................................. 30

 Dollar Cost Averaging Program ............................................... 30

   Initial Dollar Cost Averaging Program ..................................... 31

   Ongoing Dollar Cost Averaging Program ..................................... 31

 Portfolio Rebalancing Program ............................................... 31

 Portfolio Optimization Program .............................................. 31

   The Service ............................................................... 31

   The Portfolio Optimization Models ......................................... 32

   Periodic Updates of the Portfolio Optimization

     Model and Notices of Updates ............................................ 32

   Selecting a Portfolio Optimization Model .................................. 32

   Quarterly Reports ......................................................... 33

   Risks ..................................................................... 33

 Bonus Programs .............................................................. 33

 Contract Owner's Variable Account Value ..................................... 34

   Accumulation Units ........................................................ 34

   Accumulation Unit Value ................................................... 34

   Net Investment Factor ..................................................... 34

CHARGES AND DEDUCTIONS

 Premium Tax Charge .......................................................... 34

 Withdrawal Charge ........................................................... 34

 Mortality and Expense Risk Charge ........................................... 35

 Annual Contract Fee ......................................................... 35

 Other Charges ............................................................... 35

 Rider Charges ............................................................... 35

 Variations in Charges ....................................................... 35

 Guarantee of Certain Charges ................................................ 36

 Expenses of the Funds ....................................................... 36

DISTRIBUTIONS ................................................................ 36

 Cash Withdrawals ............................................................ 36

 Loan Privileges ............................................................. 36

 Death Proceeds Payment Provisions ........................................... 37

   Standard Contractual Death Benefit ........................................ 37

   Enhanced Death Benefit Rider .............................................. 37

   Death of the Owner ........................................................ 37

   Death of the Annuitant .................................................... 37

 Payments from the Variable Account .......................................... 38

 Annuity Period .............................................................  38

   General ................................................................... 38

   Fixed Payment Annuity ..................................................... 38

   Variable Payment Annuity .................................................. 38

   Payment Options ........................................................... 39

   Selection of an Option .................................................... 39

THE FIXED ACCOUNT(S) ......................................................... 39

 Summary of the Fixed Accounts ............................................... 39

   Non-Market Value Adjusted Fixed Account ................................... 39

   Market Value Adjusted Fixed Account ....................................... 40

   Enhanced Averaging Fixed Account .......................................... 40

   Withdrawals ..............................................................  40

   Transfers ................................................................. 40

   Contract Charges .......................................................... 40

   Payments from the Fixed Account(s) ........................................ 41

MORE ABOUT THE CONTRACTS ..................................................... 41

 Designation and Change of Beneficiary ....................................... 41

 Assignability ............................................................... 41

 Proof of Age and Survival ................................................... 41

 Misstatements ............................................................... 41

 Acceptance of New Premiums .................................................. 41

 Optional Benefits ........................................................... 41

   Enhanced Death Benefit Rider .............................................. 41

   Guaranteed Minimum Account Value Rider .................................... 41

   Guaranteed Minimum Annuitization Benefit Rider ...........................  42

   Long Term Care Facility and Terminal Illness Benefit Rider ...............  42

FEDERAL TAX MATTERS .......................................................... 42

 Introduction ................................................................ 42

 Diversification Standards ................................................... 42

 Taxation of Annuities in General - Non-Qualified Plans ...................... 43

 Additional Considerations ................................................... 43

 Qualified Plans ............................................................. 44

 Qualified Plan Federal Taxation Summary ..................................... 45

 403(b) Programs-Constraints on Withdrawals .................................. 45

 401 or 403(b) Programs-Loan Privileges ...................................... 46

OTHER INFORMATION ............................................................ 46

 Voting of Shares of the Funds ............................................... 46

 Substitution of Investments ................................................. 46

 Changes to Comply with Law and Amendments ................................... 47

 Reservation of Rights ....................................................... 47

 Periodic Reports ............................................................ 47

 Legal Proceedings ........................................................... 47

 Legal Matters ............................................................... 47

 Financial Statements ........................................................ 47

STATEMENT OF ADDITIONAL INFORMATION .......................................... 48

PROSPECTUS EXHIBIT 1 - FORM ADV PART II ...................................... 48


                                   DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:


403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.


408 or 408A PLAN - A plan of individual retirement accounts or annuities,

including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.


457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.


ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable

Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.


ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s),

annuitization, payment of charges, payment of the death benefit, or a combination thereof.


ACCUMULATION UNIT - A unit of measure used to record amounts of increases to,

decreases from, and accumulations in the Investment Accounts of the Variable

Account during the Accumulation Period.


ANNUITANT - The person or persons on whose life or lives annuity payments depend.


ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.


ANNUITY DATE - The first day of any month in which an annuity begins under a

Contract, which shall not be later than the required beginning date under applicable federal requirements.


ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent

Annuitant, or Beneficiary.


ANNUITY PERIOD - The period during which annuity payments are made.


ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable

Payment Annuity table used to determine the first annuity payment.


AUL - American United Life Insurance Company(R).


BENEFICIARY - The person having the right to receive the death proceeds, if any,

payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an

Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).


BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.


CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable Market Value Adjustment.


CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.


CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b)or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.


CONTRACT YEAR - A period beginning with one Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.


DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an

Employer for the benefit of its employees and which is qualified under Section

401 of the Internal Revenue Code.


FIXED ACCOUNT - An account that is part of our General Account, and is not part of or dependent on the investment performance of the Variable Account.


FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the

Fixed Account(s).


FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12% of the Account Value as of the first withdrawal, in the first Contract Year, and 12% of the account as of the most recent Contract Anniversary thereafter.


FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable

Account or to any other separate account of AUL.


GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA

Fixed Account is guaranteed. Guaranteed Periods may be 1, 3, 5, 7, or 10 years in length or other duration offered from time to time by AUL.


HOME OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,

(800) 537-6442. www.aul.com.


HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.


INVESTMENT ACCOUNT/INVESTMENT OPTION - One or more of the subdivisions of the

Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular mutual fund.


LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.


MARKET VALUE ADJUSTMENT - An upward or downward adjustment in the value of an

MVA Fixed Account if withdrawals or transfers are made prior to the expiration of the Guaranteed Period.


MVA FIXED ACCOUNT - A subaccount of the Fixed Account, having a particular

Guaranteed Period, and subject to a Market Value Adjustment.


NET CASH VALUE - Cash Value less outstanding loans and loan interest.


OWNER - See "Contract Owner."


PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL,

the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.


PROPER NOTICE - Notice that is received at our Home Office in a form that is acceptable to Us.


SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The

Separate Account is segregated into several Investment Accounts each of which invests in a corresponding mutual fund portfolio.


VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York

Stock Exchange is open for trading.


VALUATION PERIOD - The Valuation Period begins at the close of one Valuation

Date and ends at the close of the next succeeding Valuation Date. Generally, the

Valuation Date is "closed" at or about 4:00 P.M. eastern standard time, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00

P.M. EST if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.


VARIABLE ACCOUNT - The Separate Account.


VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one or more Investment Accounts.


WE - "We", "Us", or "Our", means AUL.


YOU - "You" or "Your" means the Owner of this Policy.

                                     SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of

Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable

Account. The pertinent Contract and "The Fixed Account" section of this

Prospectus briefly describe the Fixed Account.


PURPOSE OF THE CONTRACTS


AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified

Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or

408A of the Internal Revenue Code, allowing for pre-tax contributions

(collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A

Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed

Account. See "The Contracts."


Investors should carefully consider the tax benefits and disadvantages of a

Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans.  Investors should also consider the investment and annuity benefits offered by the Contracts.


TYPES OF CONTRACTS


AUL offers two variations of Contracts that are described in this Prospectus

(subject to approval in each state). With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One Year Flexible Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first Contract Year.


THE VARIABLE ACCOUNT AND THE FUNDS


AUL will allocate Premiums designated to accumulate on a variable basis to the

Variable Account. See "Variable Account."  The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment

Account invests exclusively in shares of one of the portfolios of the following mutual funds:




INVESTMENT ACCOUNT AND

CORRESPONDING

MUTUAL FUND PORTFOLIO                    MUTUAL FUND                            INVESTMENT ADVISOR

---------------------                    -----------                            ------------------


AIM V.I. Financial Services Fund         AIM Variable Insurance Funds           A I M Advisors, Inc.; Sub-Advisor, INVESCO

                                                                                  Institutional (N.A.), Inc.

AIM V.I. Global Health Care Fund         AIM Variable Insurance Funds           A I M Advisors, Inc.; Sub-Advisor, INVESCO

                                                                                  Institutional (N.A.), Inc.

AIM V.I. Global Real Estate Fund         AIM Variable Insurance Funds           A I M Advisors, Inc.

AIM V.I. High Yield Fund                 AIM Variable Insurance Funds           A I M Advisors, Inc.

AIM V.I. Utilities Fund                  AIM Variable Insurance Funds           A I M Advisors, Inc.; Sub-Advisor, INVESCO

                                                                                  Institutional (N.A.), Inc.

Alger American Growth Portfolio          Alger American Fund                    Fred Alger Management, Inc.

Alger American Small                     Alger American Fund                    Fred Alger Management, Inc.

  Capitalization Portfolio

American Century(R) VP Income &          American Century(R) Variable           American Century(R) Investment Management, Inc.

  Growth Portfolio                         Portfolios, Inc.

American Century(R) VP                   American Century(R) Variable           American Century(R) Investment Management, Inc.

  International Portfolio                  Portfolios, Inc.

American Century(R) VP Ultra(R)          American Century(R) Variable           American Century(R) Investment Management

                                           Portfolios, Inc.

American Century(R) VP Vista(SM)         American Century(R) Variable           American Century(R) Investment Management

                                           Portfolios, Inc.

Calvert Social Mid Cap                   Calvert Variable Series, Inc.          Calvert Asset Management Corporation

  Growth Portfolio

Dreyfus DIP Technology Growth            Dreyfus Investment Portfolios          Dreyfus Investments, a division of Dreyfus Service

  Portfolio                                                                       Corporation Dreyfus Investment Portfolios

Dreyfus VIF Appreciation Portfolio       Dreyfus Variable Investment Fund       The Dreyfus Corporation Fayez Sarofim & Co.,

                                                                                  Sub-adviser Dreyfus Variable Investment Fund




INVESTMENT ACCOUNT AND

CORRESPONDING

MUTUAL FUND PORTFOLIO                      MUTUAL FUND                               INVESTMENT ADVISOR

---------------------                      ------------                              -------------------


Fidelity(R) VIP Freedom Income Portfolio   Fidelity(R) Variable Insurance Products   Fidelity(R) Management & Research Company

                                             Freedom Funds

Fidelity(R) VIP Freedom 2005 Portfolio     Fidelity(R) Variable Insurance Products   Fidelity(R) Management & Research Company

                                             Freedom Funds

Fidelity(R) VIP Freedom 2010 Portfolio     Fidelity(R) Variable Insurance Products   Fidelity(R) Management & Research Company

                                             Freedom Funds

Fidelity(R) VIP Freedom 2015 Portfolio     Fidelity(R) Variable Insurance Products   Fidelity(R) Management & Research Company

                                             Freedom Funds

Fidelity(R) VIP Freedom 2020 Portfolio     Fidelity(R) Variable Insurance Products   Fidelity(R) Management & Research Company

                                             Freedom Funds

Fidelity(R) VIP Freedom 2025 Portfolio     Fidelity(R) Variable Insurance Products   Fidelity(R) Management & Research Company

                                             Freedom Funds

Fidelity(R) VIP Freedom 2030 Portfolio     Fidelity(R) Variable Insurance Products   Fidelity(R) Management & Research Company

                                             Freedom Funds

Fidelity(R) VIP Asset Manager Portfolio    Fidelity(R) Variable Insurance            Fidelity(R) Management & Research Company

                                             Products Fund

Fidelity(R) VIP Contrafund(R) Portfolio    Fidelity(R) Variable Insurance            Fidelity(R) Management & Research Company

                                             Products Fund

Fidelity(R) VIP Equity-Income Portfolio    Fidelity(R) Variable Insurance            Fidelity(R) Management & Research Company

                                             Products Fund

Fidelity(R) VIP Growth Portfolio           Fidelity(R) Variable Insurance            Fidelity(R) Management & Research Company

                                             Products Fund

Fidelity(R) VIP High Income Portfolio      Fidelity(R) Variable Insurance            Fidelity(R) Management & Research Company

                                             Products Fund

Fidelity(R) VIP Index 500 Portfolio        Fidelity(R) Variable Insurance            Fidelity(R) Management & Research Company

                                             Products Fund

Fidelity(R) VIP Overseas Portfolio         Fidelity(R) Variable Insurance            Fidelity(R) Management & Research Company

                                             Products Fund

Janus Aspen Series Flexible                Janus Aspen Series                        Janus Capital Management LLC

  Bond Portfolio

Janus Aspen Series Worldwide               Janus Aspen Series                        Janus Capital Management LLC

  Growth Portfolio

NB AMT Fasciano Portfolio                  Neuberger Berman Advisers                 Neuberger Berman Management Inc.

                                             Management Trust

NB AMT Limited Maturity                    Neuberger Berman Advisers                 Neuberger Berman Management Inc.

  Bond Portfolio                             Management Trust

NB AMT Regency Portfolio                   Neuberger Berman Advisers                 Neuberger Berman Management Inc.

                                            Management Trust

Old Mutual Columbus Circle                 Old Mutual Insurance Series Fund          Old Mutual Capital, Inc.

  Technology & Communications

  Portfolio

Old Mutual Growth II Portfolio             Old Mutual Insurance Series Fund          Old Mutual Capital, Inc.

Old Mutual Mid-Cap Portfolio               Old Mutual Insurance Series Fund          Old Mutual Capital, Inc

Old Mutual Small Cap Portfolio             Old Mutual Insurance Series Fund          Old Mutual Capital, Inc.

OneAmerica Asset Director Portfolio        OneAmerica Funds, Inc.                    American United Life Insurance Company(R)

OneAmerica Investment                      OneAmerica Funds, Inc.                    American United Life Insurance Company(R)

  Grade Bond Portfolio

OneAmerica Money Market Portfolio          OneAmerica Funds, Inc.                    American United Life Insurance Company(R)

OneAmerica Value Portfolio                 OneAmerica Funds, Inc.                    American United Life Insurance Company(R)

Pioneer Fund VCT Portfolio                 Pioneer Variable Contracts Trust          Pioneer Investment Management, Inc.

Pioneer Growth Opportunities               Pioneer Variable Contracts Trust          Pioneer Investment Management, Inc.

  VCT Portfolio

T. Rowe Price Blue Chip                    T. Rowe Price Equity Series, Inc.         T. Rowe Price Associates, Inc.

   Growth Portfolio

T. Rowe Price Equity Income Portfolio      T. Rowe Price Equity Series, Inc.         T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap                      T. Rowe Price Equity Series, Inc.         T. Rowe Price Associates, Inc.

   Growth Portfolio

T. Rowe Price Limited-Term                 T. Rowe Price Fixed Income Series, Inc.   T. Rowe Price Associates, Inc.

  Bond Portfolio

Timothy Plan(R) Conservative               Timothy Plan(R) Portfolio Variable Series The Timothy Plan(R), Inc.

  Growth Variable




INVESTMENT ACCOUNT AND

CORRESPONDING

MUTUAL FUND PORTFOLIO                    MUTUAL FUND                            INVESTMENT ADVISOR

---------------------                    ------------                           -------------------


Timothy Plan(R) Strategic                Timothy Plan(R) Portfolio Variable     The Timothy Plan(R), Inc.

  Growth Variable                          Series

Vanguard VIF Mid-Cap                     Vanguard Variable Insurance Fund       The Vanguard Group, Inc.

  Index Portfolio

Vanguard VIF Small Company               Vanguard Variable Insurance Fund       The Vanguard Group, Inc.

  Growth Portfolio

Vanguard VIF Total Bond Market           Vanguard Variable Insurance Fund       The Vanguard Group, Inc.

  Index Portfolio



Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one or more of the Investment Accounts available under a

Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests.

These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


SUMMARY OF THE FIXED ACCOUNTS


A Contract Owner may allocate Premiums to one of several fixed accounts which are part of AUL's General Account. The Contracts will offer either Market Value

Adjusted (MVA) Fixed Accounts or a Non-MVA Fixed Account. The MVA and Non- MVA

Fixed Account(s) may not be available in all states.


MARKET VALUE ADJUSTED FIXED ACCOUNTS


Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the Market

Value Adjusted Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a Market Value Adjusted Fixed Account if the allocations are held until maturity. In that case, the Market Value Adjusted Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a Market Value Adjusted Fixed Account.

MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES. MARKET

VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL CONTRACTS.


NON-MARKET VALUE ADJUSTED FIXED ACCOUNT


A Contract Owner may allocate Premiums to the Non-Market Value Adjusted

(Non-MVA) Fixed Account only where MVA Fixed Accounts are not available. The

Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the

Non-MVA Fixed Account earn interest at rates periodically determined by AUL.

Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3% . THE NON-MARKET

VALUE ADJUSTED FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.


ENHANCED AVERAGING FIXED ACCOUNT


A Contract Owner may allocate initial and subsequent Premiums in the first

Contract Year to the Enhanced Averaging Fixed Account. AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging

Fixed Account will be transferred within six months or one year after the initial deposit into this account.


Amounts allocated to the Enhanced Averaging Fixed Account earn interest at rates periodically determined by AUL. AUL guarantees these rates to be at least an effective annual rate of 3%. The Enhanced Averaging Fixed Account is not available in all Contracts.


PREMIUMS


For Flexible Premium Contracts, the Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $50.

Otherwise, the minimum Premium is $1,000. For One Year Flexible Premium

Contracts, the Contract Owner may pay Premiums only during the first Contract

Year. The minimum Premium is $500 with a minimum total first year Premium of

$5,000. See "Premiums under the Contracts."


RIGHT TO EXAMINE


The Contract Owner has the right to return the Contract for any reason within ten calendar days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the Account Value plus any amounts deducted for Premium taxes and other expenses. The Contract Owner bears all of the investment risk prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for all individual retirement annuities, if returned within seven days of receipt.

TRANSFERS


A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is

$500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed

Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Account Value. If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other

Owners, the transfer right may be restricted. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers.

Transfers may result in a charge to the Contract Owner.


Amounts transferred from the Non-MVA Fixed Account to an Investment Account cannot exceed 20% of the Owner's Non- MVA Fixed Account Value as of the

beginning of that Contract Year. See "Transfers of Account Value."


CHARGES


AUL will deduct certain charges in connection with the operation of the

Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a

Premium tax charge, and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."


DISTRIBUTIONS


WITHDRAWALS


The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium Contracts and $500 for One Year

Flexible Premium Contracts. Certain retirement programs, such as 403(b)

Programs, are subject to constraints on withdrawals and surrenders. See "403(b)

Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.


LOAN PRIVILEGES


Prior to the annuity date, the owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the

Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.


THE DEATH BENEFIT


If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the

Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "Death Proceeds Payment Provisions" and "Annuity Period."


INITIAL DOLLAR COST AVERAGING PROGRAM


At issue, owners who wish to purchase units of an Investment Account over a six month or one year period may do so by electing the Initial Dollar Cost Averaging

("Initial DCA") Program. Under the Initial DCA Program, the Contract Owner

selects either a six month Initial DCA Program or a twelve month Initial DCA

Program. Once the first Premium is deposited into the Enhanced Averaging Fixed

Account, AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within a six month or twelve month period based on the Owner's election at issue. The unit values are determined on the dates of the transfers. To participate in the

Program, AUL requires a minimum deposit of $10,000 into the Enhanced Averaging

Fixed Account. For further information, see the explanation under "Dollar Cost

Averaging Program." The Initial Dollar Cost Averaging Program and the Enhanced

Averaging Fixed Account are not available in all Contracts.


ONGOING DOLLAR COST AVERAGING PROGRAM


At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Ongoing Dollar Cost Averaging (Ongoing DCA)
Program.


Under the Ongoing DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the

OneAmerica Money Market Investment Account to continue the Program. To participate in the Program, AUL requires a minimum deposit of $10,000 into the

OneAmerica Money Market Investment Account. For further information, see the explanation under "Dollar Cost Averaging Program."


PORTFOLIO REBALANCING PROGRAM


If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her Investment

Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio

Rebalancing Program commences.

PORTFOLIO OPTIMIZATION PROGRAM


Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If you select a Portfolio Optimization model,

your initial Purchase Payment will be allocated to the investment options according to the model you select. Subsequent Purchase Payments will also be allocated accordingly. The Program automatically rebalances your Contract annually, to maintain the asset allocation given in your Portfolio Optimization model (which may be updated annually; see below).


Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, we will automatically update your model to the new version. This means your allocations, and potentially the underlying investment options, will automatically change and your Account Value (plus any applied Credits) will be automatically rebalanced among the investment options in your model each year.


The Portfolio Optimization Program must be chosen if you elect certain riders.

If you elect one of these riders and later terminate the Portfolio Optimization

Program, the rider will automatically terminate.


BONUS PROGRAMS


AUL may offer, under certain circumstances, potential customers the opportunity to exchange their non-AUL contracts for Contracts offered herein with an additional bonus-up of qualifying first year Premium ("Exchange Offer"). AUL,

from its general account, will provide a 4% bonus to each new contractholder who accepts the offer, which is based on the value of the contract surrendered (the

"Exchanged Contract") in exchange for the AUL Contract (the "New Contract"). The

Bonus will be applied to the New Contract after the expiration of the Right to

Examine Period. (For purposes of determining the end of the Right to Examine

Period, solely as it relates to the application of the Bonus, we assume that receipt of this policy occurs five calendar days after the Contract Date. See

"Right to Examine Period.") This Exchange Offer is not available to current AUL customers desiring to exchange their current AUL Contracts for a new AUL Contract with a bonus-up of Account Value. Furthermore, the Exchange Offer may

only be available with certain plans. For example, the Guaranteed Minimum

Account Value Rider is not available to Contracts purchased through the Exchange

Offer. Potential customers should be advised that the Exchange Offer is specifically designed for those customers who intend to continue to hold their

Contracts as long-term investment vehicles. The Exchange Offer is not intended for all potential customers and is especially not appropriate for any customer who anticipates surrendering all or a significant part (i.e., more than the 12%

Free Withdrawal Amount on an annual basis) of his or her Contract before the expiration of the ten year Withdrawal Charge period. The Exchange Offer will result in the imposition of a new Withdrawal Charge period regardless of the customer's current withdrawal charge period of the Exchanged Contract.


AUL reserves the right to withdraw or modify the Exchange Offer at any time.


CONTACTING AUL


Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products

Office at the address and phone number shown on the front of this Prospectus.


                                  EXPENSE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the Contract, or transfer Account Value between Investment Accounts. State

Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the

Fixed Account or to annuity payments under an Annuity Option.


CONTRACT OWNER TRANSACTION EXPENSES


DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED; ALSO REFERRED TO AS

A "WITHDRAWAL CHARGE")(1)

          CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)



Contract Year             1       2       3      4        5       6       7       8        9        10        11 or more

--------------           ---     ---     ---    ---      ---     ---     ---     ---      ---      ---       ------------


Flexible Premium         10%      9%      8%     7%       6%      5%      4%      3%       2%       1%           0%

   Contracts

One Year Flexible         7%      6%      5%     4%       3%      2%      1%      0%       0%       0%           0%

   Premium Contracts



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.



ANNUAL CONTRACT FEE


Maximum annual contract fee (per year)(2) ......................................................  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ANNUAL ACCOUNT VALUE)(3)

Standard Individual Deferred Variable Annuity(4)

   Mortality and expense risk fee(5) ........................................................... 1.10%

Enhanced Individual Deferred Variable Annuity(4)

   Mortality and expense risk fee(5) ........................................................... 1.25%

Optional Rider Expenses (as an equivalent annual percentage of average Account Value)(4)

   Enhanced Death Benefit Rider Option ......................................................... 0.15%

   Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option(6) ......... 0.35%

   Enhanced Death Benefit, Guaranteed Minimum Annuitization Benefit, and
      Guaranteed Minimum Account Value Rider Option(7) ......................................... 1.50%



(1) An amount withdrawn during a Contract Year referred to as the Free

    Withdrawal Amount will not be subject to a Withdrawal Charge. The Free

    Withdrawal Amount is 12% of the account as of the most recent Contract

    Anniversary. See "Withdrawal Charge."


(2) The Annual Contract Fee may be less than $30.00 per year, based on the

    Owner's Account Value. The maximum charge imposed will be the lesser of 2%

    of the Owner's Account Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract

    Anniversary.


(3) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the

    Fixed Account(s). The total Variable Account expenses shown include the

    Standard Contractual Death Benefit (See Death Proceeds Payment Provisions).

    The Variable Account expenses are deducted from the Account Value on a monthly basis.


(4) The Standard Individual Deferred Variable Annuity Contract excludes a Free

    Withdrawal Amount and the Long Term Care Facility and Terminal Illness

    Benefit Rider. The Enhanced Individual Deferred Variable Annuity Contract

    includes a Free Withdrawal Amount and the Long Term Care Facility and

    Terminal Illness Benefit Rider. At the time of application, the applicant may also choose any of the optional benefit riders which may be attached to the Enhanced Individual Deferred Variable Annuity. Should the applicant choose an Optional Rider, the Company will deduct the appropriate rider charge from the Account Value on a monthly basis.


(5) For Contracts issued prior to August 28, 2001, the Mortality and Expense

    Risk Fee was 1.00% in years 1-10, and 0.90% thereafter for the Standard and

    1.15% in years 1-10, and 1.05% thereafter for Enhanced.


(6) The total current charge for the Enhanced Death Benefit and the Guaranteed

    Minimum Annuitization Benefit is 0.35%. We reserve the right to increase the total charge to 0.55%.


(7) The total current charge for Enhanced Death Benefit, Guaranteed Minimum

    Annuitization Benefit and the Guaranteed Minimum Account Value Rider is

    1.50%. We reserve the right to increase the total charge to 1.70%.


The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.




TOTAL FUND ANNUAL OPERATING EXPENSES                                  MINIMUM            MAXIMUM


(expenses that are deducted from Fund

assets, including management fees, distribution

and/or service (12b-1) fees,

and other expenses) ...............................................   0.16%              1.40%



EXAMPLE


The Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.


The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


  (1) If you surrender your contract at the end of the applicable time period:




                                                      1 Year         3 Years           5 Years            10 Years

                                                      -------        -------           -------            --------


Flexible Premium Contracts                            $114.80        $165.59           $212.53            $333.70

One Year Flexible Premium Contracts                     92.60         137.61            183.43             323.00



  (2) If you annuitize at the end of the applicable time period:




                                                      1 Year         3 Years           5 Years            10 Years

                                                      -------        -------           -------            --------


Flexible Premium Contracts                            $114.80        $165.59           $154.34            $323.00

One Year Flexible Premium Contracts                     92.60         137.61            154.34             323.00



  (3) If you do not surrender your contract:




                                                      1 Year         3 Years           5 Years            10 Years

                                                      -------        -------           -------            --------


Flexible Premium Contracts                            $29.80         $90.97            $154.34            $323.00

One Year Flexible Premium Contracts                    29.80          90.97             154.34             323.00


                         CONDENSED FINANCIAL INFORMATION


The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on April 30, 1999 to December 31, 2006. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2006. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP the Variable , Account's Independent

Registered Public Accounting Firm.




                                            ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD

--------------------                        -----------------------       ----------------       ----------------------------


OneAmerica Assets Director Portfolio

  2006                                          $ 9.01                        $ 9.96                       2,248,461

  2005                                            8.37                          9.01                       2,488,389

  2004                                            7.50                          8.37                       2,631,540

  2003                                            5.89                          7.50                       2,720,058

  2002                                            6.04                          5.89                       2,139,150

  2001                                            5.46                          6.04                         712,689

  2000                                            4.73                          5.46                         122,198

  1999                                            5.00 (04/30/1999)             4.73                          48,423

OneAmerica Investment Grade Bond Portfolio

  2006                                          $ 7.07                        $ 7.34                       1,477,922

  2005                                            6.92                          7.07                       1,747,896

  2004                                            6.65                          6.92                       1,875,790

  2003                                            6.34                          6.65                       2,032,827

  2002                                            5.88                          6.34                       2,048,612

  2001                                            5.49                          5.88                         971,660

  2000                                            4.95                          5.49                         218,082

  1999                                            5.00 (04/30/1999)             4.95                          56,480

OneAmerica Money Market Portfolio

  2006                                          $ 1.20                        $ 1.25                       3,998,487

  2005                                            1.16                          1.20                       5,234,531

  2004                                            1.15                          1.16                       6,671,556

  2003                                            1.15                          1.15                       9,071,550

  2002                                            1.13                          1.15                      31,692,949

  2001                                            1.09                          1.13                      32,417,607

  2000                                            1.03                          1.09                      12,747,263

  1999                                            1.00 (04/30/1999)             1.03                       2,004,240

OneAmerica Value Portfolio

  2006                                          $ 9.58                        $10.87                       2,061,740

  2005                                            8.72                          9.58                       2,224,712

  2004                                            7.58                          8.72                       2,213,771

  2003                                            5.55                          7.58                       2,180,495

  2002                                            5.97                          5.55                       1,791,285

  2001                                            5.36                          5.97                         645,711

  2000                                            4.56                          5.36                         150,669

  1999                                            5.00 (04/30/1999)             4.56                          26,106

AIM V.I. Dynamics Fund

  2006                                          $ 5.87                        $ 6.81                         117,449

  2005                                            5.30                          5.87                         154,113



* All Investment Accounts represent Class A units.



                                            ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD

--------------------                        -----------------------       ----------------       ----------------------------


   2004                                           4.67                          5.30                         166,468

   2003                                           3.38                          4.67                         238,724

   2002                                           5.05                          3.38                         117,347

   2001                                           5.00 (08/28/2001)             5.05                          21,967

AIM V.I. Financial Services Fund

   2006                                         $ 6.39                        $ 7.44                          51,341

   2005                                           6.04                          6.39                          61,655

   2004                                           5.49                          6.04                          71,726

   2003                                           4.24                          5.49                          76,523

   2002                                           5.02                          4.24                          67,306

   2001                                           5.00 (08/28/2001)             5.02                           7,568

AIM V.I. Global Health Care Fund

   2006                                         $ 5.66                        $ 5.96                         168,054

   2005                                           5.24                          5.66                         164,379

   2004                                           4.79                          5.24                         177,050

   2003                                           3.76                          4.79                         189,880

   2002                                           5.02                          3.76                         146,777

   2001                                           5.00 (08/28/2001)             5.02                          14,080

AIM V.I. High Yield Fund

   2006                                         $ 5.58                        $ 6.18                         142,719

   2005                                           5.43                          5.58                         103,048

   2004                                           5.77                          5.43                         107,492

   2003                                           4.41                          5.77                         118,212

   2002                                           4.48                          4.41                          66,804

   2001                                           5.00 (08/28/2001)             4.48                           5,869

AIM V.I. Real Estate Fund

   2006                                         $11.55                        $16.46                         167,271

   2005                                          10.11                         11.55                         138,660

   2004                                           7.28                         10.11                         127,962

   2003                                           5.27                          7.28                         143,127

   2002                                           4.98                          5.27                         105,438

   2001                                           5.00 (08/28/2001)             4.98                           1,428

AIM V.I. Utilities Fund

   2006                                         $ 6.09                        $ 7.65                         189,391

   2005                                           5.22                          6.09                         238,333

   2004                                           4.07                          5.22                         193,329

   2003                                           3.46                          4.07                         194,039

   2002                                           4.45                          3.46                         147,633

   2001                                           5.00 (08/28/2001)             4.45                          10,269

Alger American Growth Portfolio

   2006                                         $ 4.85                        $ 5.10                       2,347,950

   2005                                           4.33                          4.85                       2,935,774

   2004                                           4.10                          4.33                       3,584,545



* All Investment Accounts represent Class A units.



                                            ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD

--------------------                        -----------------------       ----------------       ----------------------------


   2003                                           3.04                          4.10                       4,053,074

   2002                                           4.53                          3.04                       3,950,646

   2001                                           5.14                          4.53                       3,525,503

   2000                                           6.03                          5.14                       2,638,476

   1999                                           5.00 (04/30/1999)             6.03                         732,954

Alger American Small Cap Portfolio

   2006                                         $ 3.83                        $ 4.59                         764,475

   2005                                           3.28                          3.83                         911,060

   2004                                           2.81                          3.28                       1,021,892

   2003                                           1.97                          2.81                       1,349,693

   2002                                           2.68                          1.97                         704,831

   2001                                           3.80                          2.68                         768,352

   2000                                           5.00 (05/01/2000)             3.80                         183,854

American Century(R) VP Income & Growth Portfolio

   2006                                         $ 5.64                        $ 6.61                         691,294

   2005                                           5.39                          5.64                         780,781

   2004                                           4.77                          5.39                         800,844

   2003                                           3.69                          4.77                         744,361

   2002                                           4.58                          3.69                         642,729

   2001                                           4.99                          4.58                         417,648

   2000                                           5.59                          4.99                         233,692

   1999                                           5.00 (04/30/1999)             5.59                          23,497

American Century(R) VP International Portfolio

   2006                                         $ 5.90                        $ 7.37                         404,932

   2005                                           5.20                          5.90                         411,549

   2004                                           4.53                          5.20                         307,549

   2003                                           3.64                          4.53                         438,612

   2002                                           4.57                          3.64                         253,505

   2001                                           6.45                          4.57                         217,946

   2000                                           7.75                          6.45                         123,237

   1999                                           5.00 (04/30/1999)             7.75                          15,100

American Century(R) VP Ultra(R)

   2006                                         $ 5.54                        $ 5.36                           5,414

   2005                                           5.00 (04/20/2005)             5.54                           2,065

American Century(R) VP Vista(SM)

   2006                                         $ 5.92                        $ 6.29                         130,716

   2005                                           5.00 (04/20/2005)             5.77                           2,966

Calvert Social Mid Cap Growth Portfolio

   2006                                         $ 5.33                        $ 5.70                         213,659

   2005                                           5.31                          5.33                         267,376

   2004                                           4.86                          5.31                         296,172

   2003                                           3.69                          4.86                         335,385

   2002                                           5.14                          3.69                         308,759



* All Investment Accounts represent Class A units.



                                            ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD

--------------------                        -----------------------       ----------------       ----------------------------


   2001                                           5.85                          5.14                         313,493

   2000                                           5.25                          5.85                         121,959

   1999                                           5.00 (04/30/1999)             5.25                           9,364

Dreyfus DIP Technology Growth Portfolio

   2006                                         $ 5.33                        $ 5.54                           5,466

   2005                                           5.15                          5.33                           2,061

   2004                                           5.00 (05/28/2004)             5.15                             499

Dreyfus VIF Appreciation Portfolio

   2006                                         $ 5.42                        $ 6.29                          11,253

   2005                                           5.20                          5.42                           3,234

   2004                                           5.00 (05/28/2004)             5.20                             246

Fidelity(R) Freedom 2005 Portfolio

   2006                                         $ 5.38 (01/01/2006)           $ 5.84                           4,820

Fidelity(R) Freedom 2010 Portfolio

   2006                                         $ 5.40 (01/01/2006)           $ 5.87                             458

Fidelity(R) Freedom 2015 Portfolio

   2006                                         $ 5.39                        $ 6.02                           9,002

   2005                                           5.00 (5/20/2005)              5.39                           1,355

Fidelity(R) Freedom 2020 Portfolio

   2006                                         $ 5.55 (01/01/2006)           $ 6.13                           4,890

Fidelity Freedom 2025 Portfolio

   2006                                         $ 5.59 (01/01/2006)           $ 6.20                           6,168

Fidelity(R) Freedom 2030 Portfolio

   2006                                         $ 5.65 (01/01/2006)           $ 6.29                          20,827

Fidelity(R) Freedom Income Portfolio

   2006                                         $ 5.14                        $ 5.43                           1,709

   2005                                           5.00 (5/20/2005)              5.14                             394

Fidelity(R) VIP Asset Manager(SM) Portfolio

   2006                                         $ 5.86                        $ 6.29                       1,093,664

   2005                                           5.63                          5.86                       1,334,763

   2004                                           5.34                          5.63                       1,618,248

   2003                                           4.53                          5.34                       1,786,207

   2002                                           4.96                          4.53                       1,699,659

   2001                                           5.17                          4.96                       1,589,777

   2000                                           5.38                          5.17                       1,251,519

   1999                                           5.00 (04/30/1999)             5.38                         320,165

Fidelity(R) VIP Contrafund(R) Portfolio

   2006                                         $ 7.43                        $ 8.30                       1,923,434

   2005                                           6.36                          7.43                       2,175,445

   2004                                           5.50                          6.36                       2,268,110

   2003                                           4.28                          5.50                       2,326,389

   2002                                           4.73                          4.28                       2,128,787

   2001                                           5.39                          4.73                       1,598,992



* All Investment Accounts represent Class A units.



                                            ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD

--------------------                        -----------------------       ----------------       ----------------------------


   2000                                           5.77                          5.39                       1,194,512

   1999                                           5.00 (04/30/1999)             5.77                         351,784

Fidelity(R) VIP Equity-Income Portfolio

   2006                                         $ 6.30                        $ 7.57                       1,218,706

   2005                                           5.95                          6.30                       1,163,221

   2004                                           5.34                          5.95                       1,458,809

   2003                                           4.09                          5.34                       1,565,255

   2002                                           4.93                          4.09                       1,365,713

   2001                                           5.19                          4.93                         809,426

   2000                                           4.78                          5.19                         413,997

   1999                                           5.00 (04/30/1999)             4.78                         148,240

Fidelity(R) VIP Growth Portfolio

   2006                                         $ 4.70                        $ 5.02                       1,564,742

   2005                                           4.44                          4.70                       1,865,701

   2004                                           4.30                          4.44                       2,285,066

   2003                                           3.23                          4.30                       2,516,096

   2002                                           4.63                          3.23                       2,349,525

   2001                                           5.62                          4.63                       2,272,877

   2000                                           6.31                          5.62                       1,706,866

   1999                                           5.00 (04/30/1999)             6.31                         483,747

Fidelity(R) VIP High Income Portfolio

   2006                                         $ 4.97                        $ 5.53                         475,546

   2005                                           4.84                          4.97                         550,324

   2004                                           4.41                          4.84                         599,767

   2003                                           3.47                          4.41                       1,018,982

   2002                                           3.35                          3.47                         490,498

   2001                                           3.80                          3.35                         441,105

   2000                                           4.90                          3.80                         323,604

   1999                                           5.00 (04/30/1999)             4.90                          79,913

Fidelity(R) VIP Index 500 Portfolio

   2006                                         $ 5.11                        $ 5.92                       3,133,386

   2005                                           4.88                          5.11                       3,823,741

   2004                                           4.41                          4.88                       4,289,798

   2003                                           3.43                          4.41                       4,427,110

   2002                                           4.42                          3.43                       3,866,013

   2001                                           5.02                          4.42                       3,164,881

   2000                                           5.54                          5.02                       2,308,450

   1999                                           5.00 (04/30/1999)             5.54                         679,942

Fidelity(R) VIP Overseas Portfolio

   2006                                         $ 6.55                        $ 7.74                         572,209

   2005                                           5.50                          6.55                         417,901

   2004                                           4.84                          5.50                         400,637

   2003                                           3.38                          4.84                         399,726



* All Investment Accounts represent Class A units.



                                            ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD

--------------------                        -----------------------       ----------------       ----------------------------


   2002                                           4.24                          3.38                         206,101

   2001                                           5.37                          4.24                         161,593

   2000                                           6.64                          5.37                         130,138

   1999                                           5.00 (04/30/1999)             6.64                          26,030

Janus Aspen Series Flexible Bond Portfolio

   2006                                         $ 7.14                        $ 7.44                       1,035,023

   2005                                           7.00                          7.14                       1,133,288

   2004                                           6.74                          7.00                       1,209,486

   2003                                           6.33                          6.74                       1,322,754

   2002                                           5.73                          6.33                       1,139,282

   2001                                           5.32                          5.73                         505,442

   2000                                           5.01                          5.32                         227,478

   1999                                           5.00 (04/30/1999)             5.01                          56,703

Janus Aspen Series Worldwide Growth Portfolio

   2006                                         $ 5.08                        $ 6.00                       1,253,535

   2005                                           4.80                          5.08                       1,555,458

   2004                                           4.58                          4.80                       1,867,012

   2003                                           3.69                          4.58                       2,092,184

   2002                                           4.96                          3.69                       2,096,588

   2001                                           6.39                          4.96                       1,730,283

   2000                                           7.58                          6.39                       1,231,773

   1999                                           5.00 (04/30/1999)             7.58                         235,301

NB AMT Fasciano Portfolio

   2006                                         $ 7.26                        $ 7.64                          33,602

   2005                                           7.05                          7.26                          30,581

   2004                                           6.30                          7.05                          37,186

   2003                                           5.00 (05/01/2003)             6.30                           7,165

NB AMT Limited Maturity Bond Portfolio

   2006                                         $ 5.16                        $ 5.38                         344,388

   2005                                           5.09                          5.16                         264,856

   2004                                           5.05                          5.09                         136,858

   2003                                           5.00 (05/01/2003)             5.05                           1,301

NB AMT Regency Portfolio

   2006                                         $ 8.99                        $ 9.99                         186,972

   2005                                           8.02                          8.99                         208,936

   2004                                           6.56                          8.02                          50,210

   2003                                           5.00 (05/01/2003)             6.56                           1,849

Old Mutual Columbus Circle Technology & Communications Portfolio

   2006                                         $ 2.68                        $ 2.80                         740,272

   2005                                           2.44                          2.68                         961,177

   2004                                           2.29                          2.44                       1,081,166

   2003                                           1.58                          2.29                       1,299,327

   2002                                           3.42                          1.58                       1,291,191



* All Investment Accounts represent Class A units.



                                            ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD

--------------------                        -----------------------       ----------------       ----------------------------


    2001                                          7.18                          3.42                       1,263,071

    2000                                         12.41                          7.18                         854,262

    1999                                          5.00 (04/30/1999)            12.41                         320,093

Old Mutual Growth II Portfolio

    2006                                        $ 4.44                        $ 4.76                         283,262

    2005                                          3.98                          4.44                         359,837

    2004                                          3.74                          3.98                         410,501

    2003                                          2.97                          3.74                         476,727

    2002                                          4.27                          2.97                         465,432

    2001                                          7.18                          4.27                         528,259

    2000                                          8.61                          7.18                         337,948

    1999                                          5.00 (04/30/1999)             8.61                          36,740

Old Mutual Mid-Cap Value Portfolio

    2006                                        $ 8.20                        $ 9.12                          29,599

    2005                                          7.76                          8.20                          48,783

    2004                                          6.53                          7.76                          22,102

    2003                                          5.00 (05/01/2003)             6.53                          22,464

Old Mutual Small Cap Portfolio

    2006                                        $ 7.89                        $ 9.22                          16,609

    2005                                          7.78                          7.89                          14,432

    2004                                          6.70                          7.78                          10,952

    2003                                          5.00 (05/01/2003)             6.70                           2,343

Pioneer Fund VCT Portfolio

    2006                                        $ 4.28                        $ 4.99                         269,225

    2005                                          4.03                          4.28                         329,696

    2004                                          3.74                          4.03                         355,113

    2003                                          3.00                          3.74                         401,646

    2002                                          4.05                          3.00                         420,636

    2001                                          4.47                          4.05                         418,561

    2000                                          5.01                          4.47                         289,801

    1999                                          5.00 (04/30/1999)             5.01                         139,120

Pioneer Growth Opportunities VCT Portfolio

    2006                                        $ 7.52                        $ 7.94                         534,216

    2005                                          7.05                          7.52                         608,499

    2004                                          5.76                          7.05                         758,107

    2003                                          4.03                          5.76                         805,764

    2002                                          6.47                          4.03                         623,788

    2001                                          5.43                          6.47                         409,107

    2000                                          5.78                          5.43                         193,071

    1999                                          5.00 (04/30/1999)             5.78                          29,591

T. Rowe Price Blue Chip Growth Portfolio

    2006                                        $ 5.68                        $ 6.23                          13,830

    2005                                          5.00 (04/20/2005)             5.68                          13,291



* All Investment Accounts represent Class A units.



                                            ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD

--------------------                        -----------------------       ----------------       ----------------------------


T. Rowe Price Equity Income Portfolio

    2006                                        $ 7.03                        $ 8.36                       2,155,931

    2005                                          6.76                          7.03                       2,448,055

    2004                                          5.89                          6.76                       2,691,703

    2003                                          4.69                          5.89                       2,840,459

    2002                                          5.40                          4.69                       2,647,960

    2001                                          5.32                          5.40                       1,537,211

    2000                                          4.71                          5.32                         883,644

    1999                                          5.00 (04/30/1999)             4.71                         330,769

T. Rowe Price Limited-Term Bond Portfolio

    2006                                        $ 6.63                        $ 6.90                         542,508

    2005                                          6.51                          6.63                         657,395

    2004                                          6.44                          6.51                         798,838

    2003                                          6.17                          6.44                         808,155

    2002                                          5.86                          6.17                         698,214

    2001                                          5.40                          5.86                         238,860

    2000                                          5.00 (05/01/2000)             5.40                          20,303

T. Rowe Price Mid-Cap Growth Portfolio

    2006                                        $ 7.40                        $ 7.89                         848,889

    2005                                          6.45                          7.40                         964,924

    2004                                          5.45                          6.45                       1,030,272

    2003                                          3.94                          5.45                       1,038,125

    2002                                          5.00                          3.94                         802,660

    2001                                          5.05                          5.00                         331,592

    2000                                          5.00 (05/01/2000)             5.05                          72,220

Timothy Conservative Growth Variable

    2006                                        $ 5.46                        $ 5.96                          46,111

    2005                                          5.00 (04/20/2005)             5.46                          29,863

Timothy Strategic Growth Variable

    2006                                        $ 5.67                        $ 6.23                         219,264

    2005                                          5.00 (04/20/2005)             5.67                         212,851

Vanguard VF Mid Cap Index Portfolio

    2006                                        $ 5.93                        $ 6.75                         107,048

    2005                                          5.00 (04/20/2005)             5.93                          27,148

Vanguard VF Small Company Growth Portfolio

    2006                                        $ 5.95                        $ 6.56                          27,846

    2005                                          5.00 (04/20/2005)             5.95                           6,694

Vanguard VF Total Bond Market Index Portfolio

    2006                                        $ 5.08                        $ 5.30                          53,734

    2005                                          5.00 (04/20/2005)             5.08                           9,616



* All Investment Accounts represent Class A units.

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)


AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7,

1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December

17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American

United Mutual Insurance Holding Company ("MHC").


After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding

Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51%

of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding

Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.


AUL conducts a conventional life insurance and annuity business. At December 31,

2006, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $18,491.3 million and had equity of $1,222.7 million.


The principal underwriter for the Contracts is OneAmerica Securities, Inc., a

wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.


VARIABLE ACCOUNT


AUL American Individual Variable Annuity Unit Trust was established by AUL on

November 11, 1998, under procedures established under Indiana law. The income,

gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable

Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable

Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.


The Variable Account is currently divided into sub-accounts referred to as

Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional

Investment Accounts of the Variable Account, which may invest in other securities, mutual funds, or investment vehicles.


The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding

Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the

Distributors/Advisors of AIM Variable Insurance Funds, Alger American Fund,

American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc.,

Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R)

Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance

Products Funds, Janus Aspen Series, Neuberger Berman, Old Mutual Capital, Inc.,

Pioneer Investment Management, Inc., T. Rowe Price Equity Series, Inc., T. Rowe

Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group,

Inc., under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these funds. Under these agreements and for providing these services,

AUL receives compensation from the Distributor/Advisor of these funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.


The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The

Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the

Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest.

The Funds are described in their prospectuses, which accompany this prospectus.


A summary of the investment objective or objectives of each Fund is provided below. There can be no assurance that any Fund will achieve its objective or objectives. More detailed


                                       20

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information is contained in the Prospectus for the Funds, including information on the risks associated with the investments and investment techniques of each

Fund.


AIM VARIABLE INSURANCE FUNDS


AIM V.I. DYNAMICS FUND


Seeking long-term capital growth. The Fund normally invests at least 65% of its net assets in common stocks of mid-sized companies. The Fund considers a company to be a mid-sized company if it has market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap(R) Index. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and

American Depository Receipts are not subject to the 25% limitation. The fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.


AIM V.I. FINANCIAL SERVICES FUND


Seeking capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to,

banks (regional and money centers), insurance companies (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.


AIM V.I. GLOBAL HEALTH CARE FUND


Seeking capital growth. The Fund invests, normally, at least 80% of its net assets in the securities of health care industry companies. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals,

biotechnology, and health care providers and service companies. The Fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.


AIM V.I. GLOBAL REAL ESTATE FUND


Seeks to achieve high total return through growth of capital and current income.

The fund invests, normally, at least 80% of its assets in securities of real estate and real estate related companies. The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that are believed to be undervalued and have potential for growth of capital. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e. those countries that are in the initial stages of their industrial cycles.


AIM V.I. HIGH YIELD FUND


Seeks to achieve a high level of current income. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e. "junk" bonds.

Investments may include investments in synthetic instruments with similar economic characteristics and may include futures and options. The Fund will invest principally in junk bonds rated B or above by Moody's Investors Services,

Inc. or BB or lower by Standard & Poor's Ratings. The Fund may also invest in preferred stock and up to 25% of its total assets in foreign securities.

AIM V.I. UTILITIES FUND


Seeking capital growth and current income. The Fund normally invests at least

80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services including local, long distance, and wireless. The Fund may invest up to

25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.


FOR ADDITIONAL INFORMATION CONCERNING AIM VARIABLE INSURANCE FUNDS AND ITS

PORTFOLIOS, PLEASE SEE THE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD

BE READ CAREFULLY BEFORE INVESTING.


ALGER AMERICAN FUND


ALGER AMERICAN GROWTH PORTFOLIO


Seeks long-term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and debt management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


Seeks long-term capital appreciation. The portfolio focuses on small,

fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of securities, have a total market capitalization within the range of the companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.


FOR ADDITIONAL INFORMATION CONCERNING THE ALGER AMERICAN FUND AND ITS

PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ

CAREFULLY BEFORE INVESTING.


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AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.


AMERICAN CENTURY(R) VP INCOME & GROWTH PORTFOLIO


Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500(R). The Fund invests mainly in large-company stocks, such as those in the S&P 500(R). The

Fund invests mainly in the 1,500 largest publicly traded companies in the United

States. The management team strives to outperform the S&P 500(R) over time while matching the risk characteristics of the index. Under normal market conditions,

the Fund strives to remain essentially fully invested in stocks at all times.

The Fund is typically diversified across a variety of industries and sectors.

Individuals cannot invest directly in any index.


AMERICAN CENTURY(R) VP INTERNATIONAL PORTFOLIO


Seeking capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depository receipts for foreign securities. International investing involves special risks such as political instability and currency fluctuations.


AMERICAN CENTURY(R) VP ULTRA(R)


Seeking long-term capital growth. This Fund is a growth fund that focuses primarily on larger companies with rapidly accelerating earnings that can maintain their growth. The Fund follows a fully invested strategy. Although the

Fund invests primarily in U.S. stocks, it may invest in foreign securities.


AMERICAN CENTURY(R) VP VISTA(SM)


Seeking long-term growth. The Fund invests mainly in U.S. mid-sized growth companies that exhibit sustainable, accelerating earnings and revenues. The Fund strives to remain fully-invested in order to maximize upside potential.


FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,

INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,

INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


CALVERT VARIABLE SERIES, INC.


CALVERT SOCIAL MID CAP GROWTH PORTFOLIO


The Calvert Social Mid Cap Growth Portfolio seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, foreign securities, debt securities and derivatives. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS

PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD

BE READ CAREFULLY BEFORE INVESTING.


DREYFUS INVESTMENT PORTFOLIOS


DREYFUS DIP TECHNOLOGY GROWTH PORTFOLIO


The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks,

preferred stocks and convertible securities. In choosing stocks, the portfolio looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the portfolio's investments may currently be experiencing losses. The portfolio focuses on the technology sectors that are expected to outperform on a relative scale. The more attractive sectors are overweighted. Among the sectors evaluated are those that develop, produce or distribute products or services in the computer, semiconductor, electronics,

communications, health care, biotechnology, medical services, computer software and hardware, electronic components and systems, network and cable broadcasting,

telecommunications, defense and aerospace, and environmental sectors. The portfolio typically sells a stock when the manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio also may sell stocks when the manager's evaluation of a sector has changed. Although the portfolio looks for companies with the potential for strong earnings growth rates, some of the portfolio's investments may currently be experiencing losses.

Moreover, the portfolio may invest in small-, mid- and large-cap securities in all available trading markets, including initial public offerings ("IPOs") and the aftermarket. The portfolio may, but is not required to, use derivatives,

such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.


FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS INVESTMENT PORTFOLIOS, PLEASE

SEE THE DREYFUS INVESTMENT PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


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DREYFUS VARIABLE INVESTMENT FUND


DREYFUS VIF APPRECIATION PORTFOLIO


The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. The portfolio employs a "buy-and-hold" investment strategy,

which generally has resulted in an annual portfolio turnover of below 15%. The portfolio typically sells a stock when the portfolio manager believes there is a significant adverse change in a company's business fundamentals that may lead to a sustained impairment in earnings power.


FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND

ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS


FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO


Seeks high total return with a secondary objective of principal preservation.

Strategic Advisers(R), Inc. (Strategic Advisers)' principal investment strategies include: investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.


FIDELITY(R) VIP FREEDOM 2005 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds

(approximately five to ten years after the year 2005).


FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% short-term funds

(approximately five to ten years after the year 2010).


FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds

(approximately five to ten years after the year 2015).


FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds

(approximately five to ten years after the year 2020).


FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds

(approximately five to ten years after the year 2025).

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds and 40% in short-term funds

(approximately five to ten years after the year 2030).


FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS

FREEDOM FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE FIDELITY VARIABLE INSURANCE

PRODUCTS FREEDOM FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND


FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO


Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of

50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.


FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO


Seeks long-term capital appreciation. Fidelity(R) Management & Research Company

(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value FMR believes is not fully recognized by the public; investing in domestic and foreign issuers;

investing in either "growth" stocks or "value" stocks or both; and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO


Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P

500(R)). Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities,

which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP GROWTH PORTFOLIO


Seeks a high level of current income, while also considering growth of capital.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP HIGH INCOME PORTFOLIO


Seeks a high level of current income, while also considering growth of capital.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP INDEX 500 PORTFOLIO


Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. Fidelity(R)

Management & Research Company (FMR)'s principal investment strategies include:

normally investing at least 80% of assets in common stocks included in the S&P

500 and lending securities to earn income for the fund.


FIDELITY(R) VIP OVERSEAS PORTFOLIO


Seeks long-term growth of capital. Fidelity(R) Management & Research Company

(FMR)'s principal investment strategies include: Normally investing at least 80%

of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS

FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE

READ CAREFULLY BEFORE INVESTING.


JANUS ASPEN SERIES


JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO


Seeking maximum total return consistent with preservation of capital. The Janus

Aspen Series Flexible Bond Portfolio invests under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The

Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.


JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO


Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries,

including the United States. The Portfolio may, under unusual circumstances,

invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies,

the portfolio may invest without limit in foreign equity and debt securities,

which may include emerging markets.


FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS,

PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST


NB AMT FASCIANO PORTFOLIO


Seeks long-term capital growth. The Portfolio manager also may consider a company's potential for current income prior to selecting it for the Portfolio.

The Portfolio invests primarily in the common stocks of smaller companies, i.e.

those with market capitalizations of less than $1.5 billion at the time the

Portfolio first invests in them. The fund may continue to hold a position in a stock after the issuer has grown beyond 1.5 billion. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


NB AMT LIMITED MATURITY BOND PORTFOLIO


Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.

To enhance yield and add diversification, the Portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's,

or if unrated by either of these, are believed by the managers to be of comparable quality. The Portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the Portfolio may invest in securities of any maturity, it normally maintains an average portfolio duration of four years or less. The Portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.


NB AMT REGENCY PORTFOLIO


Seeks growth of capital. The Portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do

so.


FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


OLD MUTUAL INSURANCE SERIES FUND


OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO


The Portfolio seeks to provide investors with long-term growth of capital. To pursue this goal, the Old Mutual Columbus Circle Technology and Communications

Portfolio normally invests at least 80% of its assets in equity securities of companies in the technology and communications sectors. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL GROWTH II PORTFOLIO


The Portfolio seeks to provide investors with capital appreciation. To pursue this goal, the Old Mutual Growth II Portfolio normally invests at least 65% of its assets in equity securities of small and medium sized companies with growth


                                       25

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characteristics. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment.

Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL MID-CAP PORTFOLIO


The Portfolio seeks to provide investors with above-average total return over a

3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal,

the Old Mutual Mid-Cap Portfolio normally invests at least 80% of its assets in equity securities of mid-capitalization companies. The companies in which the

Portfolio invests generally have market capitalizations similar to the market capitalizations of companies in the Russell MidCap(R) Index at the time of the

Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL SMALL CAP PORTFOLIO


The Portfolio seeks to provide investors with above-average total return over a

3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal,

the Old Mutual Small Cap Portfolio normally invests at least 80% of its assets in equity securities of small-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.


FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES,

CONCERNING THE OLD MUTUAL INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR

WRITE THE OLD MUTUAL INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE

READ CAREFULLY BEFORE INVESTING.


ONEAMERICA FUNDS, INC.


ONEAMERICA ASSET DIRECTOR PORTFOLIO


Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities

(including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.


ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO


Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment

Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The

Portfolio may also invest in money market instruments, repurchase agreements,

reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.


ONEAMERICA MONEY MARKET PORTFOLIO


Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market

Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include

U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.


ONEAMERICA VALUE PORTFOLIO


Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels.

Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.


FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS,

PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


PIONEER VARIABLE CONTRACTS TRUST


PIONEER FUND VCT PORTFOLIO


Seeking reasonable income and capital growth, the portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights,

exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs) and preferred stocks.

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO


Seeking Growth of capital, the portfolio invests primarily in equity securities of companies that Pioneer Investment Management, Inc., the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies,

equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks. The portfolio may invest a significant portion of its assets in equity securities of small companies.


FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE CONTRACT TRUST

PORTFOLIOS, PLEASE SEE THE PIONEER RESOURCE SERIES TRUST PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE EQUITY SERIES, INC.


T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO


Seeking to provide long-term growth of capital by investing primarily in the common stocks of large- and medium-sized blue chip companies with the potential for above-average growth. Income is a secondary objective. Fund Managers carefully select companies which are well-established in their respective industries, and which possess some or all of the following characteristics:

leading market positions; seasoned management teams; and strong financial fundamentals. Some of the companies the Fund targets will have good prospects for dividend growth. The Fund may invest up to 20% of its total assets in foreign securities.


T. ROWE PRICE EQUITY INCOME PORTFOLIO


Seeking to provide substantial dividend income and long-term capital growth. The

Fund normally invests in common stocks of well-established companies expected to pay above-average dividends. The fund manager typically employs a value-oriented investment approach by seeking companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments, management focuses on companies with an above-average dividend yield relative to the S&P

500(R); low price/earnings ratio relative to the S&P 500(R); a sound balance sheet and other positive financial characteristics and a low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


T. ROWE PRICE MID-CAP GROWTH PORTFOLIO


Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified Portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the

Russell Mid cap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the portfolio may hold other securities including foreign securities, futures and options in keeping with the

Portfolio's objective. Effective May 1, 2004, this Portfolio will not be available to new contracts.


T. ROWE PRICE FIXED INCOME SERIES, INC.


T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO


Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65%

of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's

Portfolio will consist of investment-grade securities that have been rated in the four highest credit categories. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities. Holdings may also include mortgage-backed securities, derivatives and foreign investments.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T.

ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T.

ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC.

PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES


TIMOTHY PLAN(R) CONSERVATIVE GROWTH VARIABLE


Seeking long-term growth of capital through investing in a diversified mix of

Timothy Plan's morally screened domestic equity and fixed income funds. Except for highly unusual defensive periods, the fund is fully invested in Timothy

Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap

Growth Fund, Timothy Small-Cap Value Fund and Timothy Money Market Fund in

accordance with an asset allocation formula that is appropriate for investors willing to accept a degree of investment risk but maintain a generally conservative mix. The allocations are reviewed and revised if appropriate each year.


TIMOTHY PLAN(R) STRATEGIC GROWTH VARIABLE


Seeking long-term growth of capital through investing in a diversified mix of

Timothy Plan's morally screened domestic equity funds. Except for highly defensive periods, the fund strives to stay fully invested in Timothy Fixed

Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth

Fund, Timothy Small-Cap Value Fund and Timothy Aggressive Growth Fund in accordance with an asset allocation formula that is appropriate for investors who are willing to accept greater investment fluctuation and volatility to achieve this goal. The allocations are reviewed and revised if appropriate each year.


FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

AND THEIR PORTFOLIOS, PLEASE SEE THE TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


VANGUARD(R) VARIABLE INSURANCE FUND


VANGUARD(R) VIF MID-CAP INDEX PORTFOLIO


Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap

450 Index. Invests all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.


VANGUARD(R) VIF SMALL COMPANY GROWTH PORTFOLIO


Seeking to provide long-term capital appreciation. The Portfolio invests mainly in stocks of small companies considered by the advisors to have above-average prospects for growth but that often provide little or no dividend income.


VANGUARD(R) VIF TOTAL BOND MARKET INDEX PORTFOLIO


Seeking to track the performance of a broad, market-weighted bond index. The

Portfolio employs a passive management strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index.


FOR ADDITIONAL INFORMATION CONCERNING VANGUARD VARIABLE INSURANCE FUND AND ITS

PORTFOLIOS, PLEASE SEE THE VANGUARD VARIABLE INSURANCE FUND PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING. VANGUARD IS A TRADEMARK OF THE

VANGUARD GROUP INC.


                                  THE CONTRACTS


GENERAL


The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code.

Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401,

such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b)

annuity purchase plans for employees of public schools or a charitable,

educational, or scientific organization described under Section 501(c)(3), and

(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under

Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.


             PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD


APPLICATION FOR A CONTRACT


Any person or, in the case of Qualified Plans, any qualified organization,

wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.


PREMIUMS UNDER THE CONTRACTS


Premium payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for

Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50 if paying Premiums through monthly APP (Automatic

Premium Payment).


Otherwise, the minimum is $1,000. Premiums may not total more than $1 million in each of the first two Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Contracts or $30,000 for Qualified

Contracts, unless otherwise agreed to by AUL.


For One Year Flexible Premium Contracts, Premiums may vary in amount and frequency except that additional Premiums will only be accepted during the first

Contract Year. Each such Premium payment must be at least $1,000; Premiums must total at least $5,000 in the first Contract Year for non-qualified plans and

$2,000 in the first Contract Year for qualified plans, and all Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.


If the minimum Premium amounts under Flexible Premium or One Year Flexible

Premium Contracts are not met, AUL may, after 60 days notice, terminate the

Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum

Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.


Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional

Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.


Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the

Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract.

If the necessary information is not provided to AUL within five Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial

Premium to the applicant, unless consent is received to retain the initial

Premium until the application is made complete.


Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office. AUL reserves the right to refuse to accept new Premiums for a contract at any time.


RIGHT TO EXAMINE PERIOD


The Owner has the right to return the Contract for any reason within the Right to Examine Period which is a ten day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period,

then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities (if returned within seven days of receipt).


ALLOCATION OF PREMIUMS


In the Policy application, the Owner specifies the percentage of a Premium to be allocated to the investment accounts and to the Fixed Account(s). The sum of the allocations must equal 100%, with at least 1% of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages.

AUL reserves the right to limit the number of Investment Accounts to which

Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Home Office.

The change will apply to the Premium payments received with or after receipt of the notice.


The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date we receive the Premium at our Home Office. Subsequent Premiums are

allocated as of the end of the Valuation Period during which we receive the

Premium at our Home Office.


In those states that require the refund of the greater of Premiums paid or

Account Value, we generally allocate all Premiums received (as well as any

Credit applied) to our General Account prior to the end of the "right to examine" period. We will credit interest daily on Premiums so allocated. However, we reserve the right to allocate Premiums to the available Fixed

Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the "right to examine" period. At the end of the Right to Examine period, we transfer the Net

Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period, solely as it applies to this transfer, we assume that receipt of this Contract occurs 5 calendar days after the Contract

Date.


TRANSFERS OF ACCOUNT VALUE


All or part of an Owner's Account Value may be transferred among the Investment

Accounts of the Variable Account or to the Fixed Account at any time during the

Accumulation Period upon receipt of Proper Notice by AUL at its Home Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment

Account, provided however, that amounts transferred from the Fixed Account to an

Investment Account during any given Contract Year cannot exceed 20% of the

Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year.

If, after any transfer, the Owner's remaining Account Value in an Investment

Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value.


Currently, there are no limitations on the number of transfers between

Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances,

to limit the number and frequency of transfers, and to suspend any transfer privileges. If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an

Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine,

provided AUL has complied with its procedures.


Part of a Contract Owner's Fixed Account Value may be transferred to one or more

Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in "The Fixed Account(s)." Transfers into some investment accounts could result in termination of certain riders.

ABUSIVE TRADING PRACTICES


LATE TRADING


Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced.

Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.


AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.


MARKET TIMING


Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners,

including long-term investors who do not generate these costs.


AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).


AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. However, AUL does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level,

net trades by Investment Account. Omnibus trades in an individual Investment

Account that exceed a certain dollar amount or percentage of assets will identify potential abusive trading. The dollar amounts and asset percentages are determined by a market timing committee, and are enforced against all policyholders consistently. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.


If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder trading history is reviewed to determine if the trading activity is indeed abusive short term trading. This procedure is enforced against all policyholders consistently.


If it is determined that the trading activity violates AUL's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet trades are turned off and they are limited to a specific number of trades per month, as determined by the market timing committee. The threshold established by the market timing committee will be enforced against all policyholders consistently. While these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.


AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.


Some funds may charge a redemption fee for short term trading in their fund.

Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. AUL will cooperate and may share Participant level trading information with the funds to the extent necessary to assist in the enforcement of these policies. Please consult the funds' prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM


Owners who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of dollar cost averaging is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program,

nor will it prevent or necessarily alleviate losses in a declining market.


For example, assume that a Contract Owner requests that $1,000 per month be transferred from the OneAmerica Money Market Investment Account to the

OneAmerica Value Investment Account. The following table illustrates the effect of dollar cost averaging over a six month period.




                 TRANSFER           UNIT             UNITS

MONTH            AMOUNT             VALUE          PURCHASED

-----            --------           -----          ----------


1                $1,000             $20              50

2                $1,000             $25              40

3                $1,000             $30              33.333

4                $1,000             $40              25

5                $1,000             $35              28.571

6                $1,000             $30              33.333



The average price per unit for these purchases is the sum of the prices ($180)

divided by the number of monthly transfers (6) or $30. The average cost per

Accumulation Unit for these purchases is the total amount transferred ($6,000)

divided by the total number of Accumulation Units purchased (210.237) or $28.54.


THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE

RESULTS.

There is currently no fee for the DCA Program. Transfers under the DCA Program will count toward the twelve free transfers granted to each Contract per year.


INITIAL DOLLAR COST AVERAGING PROGRAM


Under the Initial DCA Program, the Owner selects either a six month Initial DCA

Program or a twelve month Initial DCA Program. Once the first Premium is deposited into the Enhanced Averaging Fixed Account, AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging

Fixed Account will be transferred within a six month or twelve month period based on the Owner's election at issue. The unit values are determined on the dates of the transfers. To participate in the Program, AUL requires a minimum deposit of $10,000 into the Enhanced Averaging Fixed Account.


Transfers to any of the Fixed Account(s) are not permitted under the Initial

Dollar Cost Averaging Program. AUL offers the Initial Dollar Cost Averaging

Program to Contract Owners at no charge, and the Company reserves the right to terminate, change or temporarily discontinue the Program at any time. Contract

Owners may accelerate transfers into one or more Investment Accounts or discontinue participation in the Program at any time by providing Proper Notice to AUL. AUL must receive Proper Notice of such a change at least five days before a previously scheduled transfer is to occur.


Contract Owners may only elect to participate in the Initial DCA Program by requesting it at issue. The Program will take effect on the first monthly transfer date following the Premium receipt by AUL at its Home Office. The initial transfer will occur 30 days after the expiration of the "Right to

Examine" period. Subsequent transfers will occur at 30 day intervals after the date of the initial transfer. Transfers will be performed on such day, provided that such day is a Valuation Date. If the date is not a Valuation Date, then the transfer will be made on the next Valuation Date.


The Initial Dollar Cost Averaging Program is not available in all Contracts.


ONGOING DOLLAR COST AVERAGING PROGRAM


Under the Ongoing DCA Program, the owner deposits Premiums into the OneAmerica

Money Market Investment Account ("MMIA") and then authorizes AUL to transfer a specific dollar amount from the MMIA into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first.


Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the Ongoing DCA

Program. At least seven days advance written notice to AUL is required before the date of the first proposed transfer under the Ongoing DCA Program. AUL offers the Ongoing Dollar Cost Averaging Program to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.


Contract Owners may initially elect to participate in the Ongoing DCA Program,

and if this election is made at the time the Contract is applied for, the

Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Home Office. The

Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.


PORTFOLIO REBALANCING PROGRAM


You may elect to automatically adjust your Investment Account balances to be consistent with the allocation most recently requested. This will be done on a monthly, quarterly or annual basis from the date on which the Portfolio

Rebalancing Program commences. The redistribution will not count toward the 12 free transfers permitted each Policy year. If the Dollar Cost Averaging program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the Dollar Cost Averaging Program.


You may elect this plan at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when you request any transfer or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. Portfolio

Rebalancing is not available if you choose the Portfolio Optimization Program,

as annual rebalancing is independently a part of that Program.


PORTFOLIO OPTIMIZATION PROGRAM


THE SERVICE


Portfolio Optimization is an asset allocation service that we offer at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For your variable annuity, Portfolio Optimization can help with decisions about how you should allocate your Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.


As part of our Portfolio Optimization service, we have developed several asset allocation models ("Portfolio

Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If you decide to subscribe to the Portfolio Optimization service and select one of the Portfolio Optimization

Models, your initial Purchase Payment (in the case of a new application) or

Account Value, as applicable, will be allocated to the Investment Options according to the Model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly.


If you subscribe to Portfolio Optimization, we will serve as your investment advisor for the service, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.


On a periodic basis (typically annually) or when AUL believes appropriate, the

Portfolio Optimization Models are evaluated and the Models are updated. If you subscribe to Portfolio Optimization, we will automatically reallocate your

Account Value in accordance with the Model you select as it is updated from time to time based on discretionary authority that you grant to us, unless you instruct us otherwise. For more information on our role as investment advisor for the Portfolio Optimization service, please see our brochure from our Form

ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus In developing and periodically updating the Portfolio Optimization Models, we currently rely on the recommendations of an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.


THE PORTFOLIO OPTIMIZATION MODELS


We offer five asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two- step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying

Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment

Options are selected in a way intended to optimize potential returns for each

Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.


PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES


Each of the Portfolio Optimization Models are evaluated periodically (generally,

annually) to assess whether the combination of Investment Options within each

Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model

(including Investment Options not currently available), or Investment Options may be deleted from a Model.


When your Portfolio Optimization Model is updated, we will automatically reallocate your Account Value (and subsequent Premiums, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Account Value, and potentially the Investment Options in which you are invested, will automatically change and your Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the

Investment Options in your updated Model. We require that you grant us discretionary investment authority to periodically reallocate your Account Value

(and subsequent Premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model you have selected, if you wish to participate in Portfolio Optimization.


When we update the Portfolio Optimization Models, we will send you written notice of the updated Models at least 30 days in advance of the date we intend the updated version of the Model to be effective. You should carefully review these notices. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Account Value (or subsequent Premiums,

if applicable) will be reallocated in accordance with the updated Model automatically. If you do not wish to accept the changes to your selected Model,

you can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require you to participate in a specific asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from Portfolio

Optimization or allocate any portion of your subsequent Premiums or Account

Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).


SELECTING A PORTFOLIO OPTIMIZATION MODEL


If you choose to subscribe to the Portfolio Optimization service, you must determine which Portfolio Optimization Model is best for you. AUL will not make this decision. You should consult with your registered representative on this decision. Your registered representative can help you determine which Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your registered representative to determine if you should change Models to keep up with changes in your personal circumstances. Your registered representative can assist you in completing the proper forms to subscribe to the Portfolio

Optimization service or to change to a different Model. You may, in consultation with your registered representative, utilize analytical tools made available by

AUL, including an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs,

investment time horizon, and willingness to accept investment risk. It is your decision, in consultation with your registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.


QUARTERLY REPORTS


If you select a Portfolio Optimization Model, you will be sent a quarterly report that provides information about the Investment Options within your selected Model, in addition to or as part of your usual quarterly statement.


RISKS


Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Account Value could be better or worse by participating in a Portfolio

Optimization Model than if you had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying

Portfolios). The timing of your investment and the rebalancing may affect

performance.Your Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.


A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.


Periodic updating of the Portfolio Optimization Models can cause the underlying

Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios.

These expenses can adversely affect performance of the pertinent Portfolios and the Models.


AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one

Portfolio may provide a higher fee to AUL than another Portfolio, and provide

AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain

Portfolios may benefit from additional assets or could be harmed by redemptions.


As advisor to OneAmerica Funds, Inc., we monitor performance of the Portfolios,

and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a

Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. We do not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any

Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). We believe our reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for us to be influenced by these competing interests, but there can be no assurance of this.


AUL is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.


BONUS PROGRAMS


AUL may offer, under certain circumstances, potential customers the opportunity to exchange their non-AUL contracts for Contracts offered herein with an additional bonus-up of qualifying first year Premium ("Exchange Offer"). AUL,

from its general account, will provide a 4% bonus to each new contractholder who accepts the offer, which is based on the value of the contract surrendered (the

"Exchanged Contract") in exchange for the AUL Contract (the "New Contract"). The

Bonus will be applied to the New Contract after the expiration of the Right to

Examine Period. (For purposes of determining the end of the Right to Examine

Period, solely as it relates to the application of the Bonus, we assume that receipt of this policy occurs five calendar days after the Contract Date. See

"Right to Examine Period.") These programs may not be available in all states.


After expiration of the New Contract's Right to Examine Period, withdrawals will be governed by the terms of the New Contract for purposes of calculating any contingent deferred sales charges ("Withdrawal Charges"; see "Withdrawal Charge"). The Exchange Offer will be communicated to potential clients by providing them with a prospectus for the New Contracts and the Select Point

Bonus Program disclosure form.


This Exchange Offer is not available to current AUL customers desiring to exchange their current AUL Contracts for a new AUL Contract with a bonus-up of

Account Value. Furthermore, the Exchange Offer may only be available with certain plans. For example, the Guaranteed Minimum Account Value Rider is not available to Contracts purchased through the Exchange Offer.


The Exchange Offer may be available to customers, both current and potential,

paying cash rather than exchanging account value into the New Contract.


Potential customers should be advised that the Exchange Offer is specifically designed for those customers who intend to continue to hold their Contracts as long-term investment vehicles. The Exchange Offer is not intended for all potential customers and is especially not appropriate for any customer who anticipates surrendering all or a significant part (i.e., more than the 12% Free

Withdrawal Amount on an annual basis) of his or her Contract before the expiration of the ten year Withdrawal Charge period. The Exchange Offer will result in the imposition of a new Withdrawal

Charge period regardless of the customer's current withdrawal charge period of the Exchanged Contract.


If a Contract is surrendered during the new Withdrawal Charge period, the 4%

bonus may be more than offset by the Withdrawal Charge; and a potential customer may be worse off than if he had not made the exchange. The potential customer should also compare the Mortality and Expense Risk charges, and other charges,

of the Exchanged Contract and the New Contract to be certain that the New

Contract does not deduct higher charges, thus offsetting the benefit of the bonus paid.


The Exchange Program bonus will only apply to qualifying first year Premium.

Initial deposits of $10,000 or more will qualify for a bonus. Any initial deposit of less than $10,000 will not be eligible for a bonus; however, initial deposits of less than $10,000 will be aggregated with subsequent deposits of

Premium in the first Contract Year and AUL will pay a bonus on the aggregated amount at the end of the first Contract Year provided such aggregation totals

$10,000 by the end of the first Contract Year.


To accept the Exchange Offer, the potential client must sign the "SelectPoint

Plus Bonus Program" disclosure form in addition to any customary applications and paperwork.


AUL reserves the right to withdraw or modify the Exchange Offer at any time.


CONTRACT OWNER'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS


Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of

Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in

which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an

Accumulation Unit, but the dollar value of an Accumulation Unit may vary from

Valuation Date to Valuation Date depending upon the investment experience of the

Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE


AUL determines the Accumulation Unit value for each Investment Account of the

Variable Account on each Valuation Date. The Accumulation Unit value for the

OneAmerica Money Market Investment Account was initially set at one dollar $1 and all the other Investment Accounts were initially set at $5. Subsequently,

on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation

Unit value for the Investment Account as of the immediately preceding Valuation

Period. The Accumulation Unit value for each Investment Account may increase,

decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR


The Net Investment Factor is used to measure the investment performance of an

Investment Account from one Valuation Period to the next. For any Investment

Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) where:


(a) is equal to:


    (1) the net asset value per share of the Fund in which the

        Investment Account invests, determined as of the end

        of the Valuation Period, plus


    (2) the per share amount of any dividend or other

        distribution, if any, paid by the Fund during the

        Valuation Period, plus or minus


    (3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are

        determined by AUL to be attributable to the operation

        of the Investment Account (although no federal income

        taxes are applicable under present law and no such

        charge is currently assessed);


(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; plus the per share credit or charge for any taxes reserved for the

    immediately preceding valuation period.


                             CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE


Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the

Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assesses a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0% to 3.5%, but are subject to change.


WITHDRAWAL CHARGE


No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract is a Flexible Premium Contract or a One Year Flexible Premium Contract. An amount withdrawn during a Contract Year
referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12% of Account Value at the beginning of the Contract Year in which the withdrawal is being made.

Any transfer of Account Value from the non-MVA Fixed Account to the Variable

Account will reduce the Free Withdrawal Amount by the amount transferred.


The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.


            CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT

    ------------------------------------------------------------------------




Contract Year                1        2        3        4        5        6        7        8        9        10       11 or more


Flexible Premium

  Contracts                 10%       9%       8%       7%       6%       5%       4%       3%       2%       1%       0%

One Year Flexible

  Premium Contracts          7%       6%       5%       4%       3%       2%       1%       0%       0%       0%       0%



In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a

Contract, exceed 8.5% of the total Premiums paid on a Flexible Premium Contract or 8% of the total Premiums paid on a One Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.


A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth Contract Year or later and a fixed income option for a period of 10 or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the

Contract Owner.


The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5% of the total Premiums paid on a Flexible Premium Contract or 8% of the total Premiums paid on a One

Year Flexible Premium Contract.


MORTALITY AND EXPENSE RISK CHARGE


AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each Investment Account. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.


The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but

AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


ANNUAL CONTRACT FEE


AUL deducts an annual Contract fee from each Owner's Account Value equal to the lesser of 2.0% of the Account Value or $30 a year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract Fee is waived on each Contract Anniversary when the Account Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed.

The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.


OTHER CHARGES


AUL may charge the Investment Accounts of the Variable Account for the federal,

state, or local income taxes incurred by AUL that are attributable to the

Variable Account and its Investment Accounts. No such charge is currently assessed.


RIDER CHARGES


The addition of any riders will result in additional charges which will be deducted proportionately from the Account Value allocated among the Investment

Account(s). Please see the Expense Table for a detail of rider charges. Riders available include the Enhanced Death Benefit Rider, the Guaranteed Minimum

Annuitization Benefit Rider, and the Guaranteed Account Value Rider. For further information regarding these riders, please see "Optional Benefits."


VARIATIONS IN CHARGES


AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on

Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES


AUL guarantees that the mortality and expense risk charge shall not increase once a Contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future Contracts. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable

Account.


EXPENSES OF THE FUNDS


Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.


                                  DISTRIBUTIONS


CASH WITHDRAWALS


During the lifetime of the Annuitant, at any time after the Right to Examine period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at its Home Office. Generally, surrender or withdrawal requests will be paid within seven calendar days. Withdrawals are not available during the Right to Examine Period.


If we receive Proper Notice of a full surrender request, we will pay the Owner's

Net Cash Value as of the end of the Valuation Period.


A withdrawal may be requested for a specified percentage or dollar amount of an

Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative market value adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. We reserve the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is

$200 for Flexible Premium Contracts and $500 for One Year Flexible Premium

Contracts. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.


The amount of a withdrawal will be taken from the Investment Accounts and the

Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment

Accounts and the Fixed Account(s). A withdrawal will not be effected until

Proper Notice is received by AUL at its Home Office.


In addition to any withdrawal charges or applicable market value adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on

Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified

Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See

"Federal Tax Matters."


LOAN PRIVILEGES


Loan privileges are only available on Contracts qualified under 401 or 403(b).

Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Account Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from qualified Contracts are available beginning 30 days after the Issue

Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to

$20,000, the maximum loan balance which may be outstanding at any time is 80% of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40% of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the

Account Value limitations stated above.


Loans will be administered according to the specific loan agreement, which may be requested from the Home Office. We reserve the right to limit the number of loans outstanding at any time.


Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner may be repaid within 15 years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.


If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/ Annuitant dies while the loan is outstanding, the Death

Benefit
will be reduced by the amount of the outstanding loan plus accrued interest. If annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the

Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.


If a loan payment is not made when due, interest will continue to accrue. If a loan payment is not made when due, the entire loan will be treated as a deemed

Distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts,

plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.


The Company reserves the right to modify the term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.


Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts.


DEATH PROCEEDS PAYMENT PROVISIONS


The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at its Home Office.


At the time of application, Contract Owners may select one of two death benefits available under the Contract as listed below (the enhanced death benefit option rider may not be available in all states at the time of application).


If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.


STANDARD CONTRACTUAL DEATH BENEFIT


The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:


  1) the Account Value less any outstanding loan and accrued interest


  2) the total of all Premiums paid less an adjustment for prior withdrawals,

     including withdrawal charges, and less any outstanding loan and accrued interest.


ENHANCED DEATH BENEFIT RIDER


The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:


  1) the Account Value less any outstanding loan and accrued interest;


  2) the total of all Premiums paid less an adjustment for prior withdrawals,

     including any withdrawal charges, and less any outstanding loan and accrued interest;


  3) the highest Account Value on any Contract Anniversary before the Owner's

     86th birthday, less an adjustment for amounts previously surrendered, plus

     Premiums paid less any outstanding loan and accrued interest after the last

     Contract Anniversary.


     After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the

     Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary; withdrawals will reduce the death benefit on a proportional basis.


DEATH OF THE OWNER


If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the

Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the

Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the

Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one year of the Contract Owner's death, or the entire amount must be distributed by the fifth anniversary of the Contract Owner's death. If the

Contract is an IRA or qualified retirement plan, the payments must begin by

December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth year after the Contract Owner's death.


If the Contract Owner dies before the Annuity Date and the Beneficiary is the

Contract Owner's surviving spouse, the surviving spouse will become the new

Contract Owner. The Contract will continue with its terms unchanged and the

Contract Owner's spouse will assume all rights as Contract Owner. Within 120 days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.


Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.


DEATH OF THE ANNUITANT


If the Annuitant dies before the Annuity Date and the Annuitant is not also the

Contract Owner, then: (1) if the Contract Owner is not an individual, the Death

Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within 120 days of the

Annuitant's death,
the Account Value, less any withdrawal charges, will be paid to the Contract

Owner in a lump-sum.


The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


PAYMENTS FROM THE VARIABLE ACCOUNT


Payment of an amount from the Variable Account resulting from a surrender,

withdrawal, transfer from an Owner's Account Value allocated to the Variable

Account, or payment of the Death Proceeds, normally will be made within seven days from the date Proper Notice is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period:

(a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock

Exchange is restricted, as determined by the SEC; (c) during which an emergency,

as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable

Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."


ANNUITY PERIOD


GENERAL


On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth

Contract Year or later and a fixed income option for a period of 10 or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable Withdrawal Charge.


The Annuity Date is the date chosen for annuity payments to begin. Such date will be the first day of a calendar month unless otherwise agreed upon by Us.

During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by Us.


Annuitization is irrevocable once request for annuitization is received in good order, unless a variable payment annuity with no life contingency is selected.


When You annuitize, You must choose:


  1. An annuity payout option, and


  2. Either a fixed payment annuity, variable payment annuity, or any available combination.


A Contract Owner may designate an Annuity Date, Annuity Option, contingent

Annuitant, and Beneficiary on an Annuity Election Form that must be received by

AUL at its Home Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity

Date. The Annuitant must also be an individual and must be the Contract Owner,

or someone chosen from among the Contract Owner's spouse, parents, brothers,

sisters, and children. Any other choice requires AUL's consent. If the Contract

Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan,

reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options.


FIXED PAYMENT ANNUITY


The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment

Annuity table then in effect, after deducting applicable Premium taxes. The annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1,

Income for a Fixed Period, age is not a consideration. Payments under the Fixed

Payment Annuity are guaranteed as to dollar amount for the duration of the

Annuity Period.


VARIABLE PAYMENT ANNUITY


The first payment amount under a Variable Payment Annuity option is set at the first valuation date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table you select, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment

Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.


  1. Annuity Units and Payment Amount - The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment.

     The number of Annuity Units established remains fixed during the annuity payment period. The dollar amount of subsequent annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity

     Unit Value for the Valuation Period in which the payment is due.


  2. Assumed Investment Rate - The Assumed Investment Rate (AIR) is the

     investment rate built into the Variable Payment Annuity table used to determine your first annuity payment. You may select an AIR from 3%, 4% or

     5% when you annuitize. A higher AIR means you would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment


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


     experience equals the AIR you choose, annuity payments will remain level.


  3. Value of an Annuity Unit - The value of an Annuity Unit for an Investment

     Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity

     Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which you selected.


  4. Transfers - During the Annuity Period, transfers between Investment Accounts must be made in writing. We reserve the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity

     Date unless otherwise agreed to by us.


Variable payment annuities may not be available at the time of annuitization.


PAYMENT OPTIONS


All or any part of the proceeds paid at death or upon full surrender of this

Contract may be paid in one sum or according to one of the following options:


  1. Income for a Fixed Period. Proceeds are payable in monthly installments for a specified number of years, not to exceed 20.


  2. Life Annuity. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.


  3. Survivorship Annuity. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.


The Contract Proceeds may be paid in any other method or frequency of payment acceptable to us.


Contract Proceeds payable in one sum will accumulate at interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater.


SELECTION OF AN OPTION


Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a Qualified Plan generally must begin no later than Apri l1 of the calendar year following the calendar year in which the Contract Owner reaches age 701/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 701/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant.


                              THE FIXED ACCOUNT(S)


SUMMARY OF THE FIXED ACCOUNTS


Premiums designated to accumulate on a fixed basis may be allocated to one of several Fixed Accounts which are part of AUL's General Account. Either Market

Value Adjusted (MVA) Fixed Account(s)or a Non-MVA fixed account will be available under the Contract. The MVA and Non-MVA Fixed Account(s) may not be

available in all states. Market Value Adjusted fixed accounts are not available in all contracts. An Enhanced Averaging Fixed Account will be available in some contracts in conjunction with the Dollar Cost Averaging program.


Contributions or transfers to the Fixed Account(s)become part of AUL's General

Account. The General Account is subject to regulation and supervision by the

Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s)

have not been registered as securities under the Securities Act of 1933 (the

"1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act").


Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this

Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.


NON-MARKET VALUE ADJUSTED FIXED ACCOUNT


The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current

Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3% ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest.

AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA

Fixed Account(s).


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MARKET VALUE ADJUSTED FIXED ACCOUNT


Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. A guaranteed interest rate, determined and declared by the Company for any Guaranteed Period selected, will be credited unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. The minimum amount of any allocation made to a Market Value Adjusted

Fixed Account must be $1,000.


MARKET VALUE ADJUSTED FIXED ACCOUNTS MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL

CONTRACTS.


Generally, the market value adjustment will increase or decrease the value of distributed proceeds depending on how prevailing interest rates compare to the market value adjusted option rates in effect. When prevailing rates are lower than the market value adjusted option rate in effect for the Guaranteed Period elected, distribution proceeds will increase in value. Conversely, when prevailing rates are higher than the Market Value Adjusted option rate in effect for the Guaranteed Period elected, distribution proceeds will decrease in value.

In no event will the adjustment reduce the Cash Value attributable to that MVA

Fixed Account below that necessary to satisfy statutory nonforfeiture requirements. The effect of a market value adjustment should be carefully considered before electing to surrender allocations in a Market Value Adjusted

Fixed Account.


During the MVA Free Window, you may transfer or withdraw amounts from MVA Fixed

Accounts with expiring Guaranteed Periods without Market Value Adjustment. The

MVA Free Window is currently set at 30 days prior to the end of the maturity duration selected. We reserve the right to change the MVA Free Window. Such amounts may be transferred to the Investment Accounts or reinvested in different

MVA Fixed Accounts for different Guaranteed Periods. If you take no such action,

the amount available at the end of the Guaranteed Period will remain in the MVA

Fixed Account and a new Guaranteed Period and Current Rate will apply. Market

Value Adjusted Fixed Accounts are available during the accumulation phase of a

Contract only and are not available as fixed accounts during the annuitization phase of a Contract. In addition, Market Value Adjusted Fixed Accounts are not available for use in conjunction with Contract Owner services such as dollar cost averaging and portfolio rebalancing.


ENHANCED AVERAGING FIXED ACCOUNT


In some contracts, initial and subsequent Premiums in the first Contract Year,

and prior to the expiration of the Initial DCA Program, may be allocated to the

Enhanced Averaging Fixed Account. AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within six months or one year after the initial deposit into this account.


Amounts allocated in the Enhanced Averaging Fixed Account earn interest at rates periodically determined by AUL that are guaranteed to be at least an effective annual rate of 3%. Any current rate that exceeds the guaranteed rate will be effective for a period of at least six months or one year after the initial deposit into the Enhanced Averaging Fixed Account. Subsequent deposits into the

Enhanced Averaging Fixed Account will be credited with the current rate at the time of the deposit.


The Initial DCA Program and the Enhanced Averaging Fixed Account are not available in all contracts.


WITHDRAWALS


A Contract Owner may make a surrender or a withdrawal from his or her Fixed

Account Value subject to the provisions of the Contract. A full surrender of a

Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the

surrender is effected, minus any applicable withdrawal charge and applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a

Contract Owner's Variable Account Value and Fixed Account Value, see "Cash

Withdrawals."


TRANSFERS


The Contract Owner's Fixed Account Values may be transferred from the Fixed

Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed

Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested.


The maximum amount that may be transferred in any one Contract Year from a

Non-MVA Fixed Account is the lesser of 20% of that Non-MVA Fixed Account Value as of the last Contract Anniversary or the entire Non-MVA Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a

Contract Owner's Non-MVA Fixed Account Value will be effected on a last-in first-out basis.


Transfers from MVA Fixed Accounts may be subject to market value adjustment.

Transfers from MVA Fixed Accounts to the Variable Account are not subject to the

20% Fixed Account transfer limitation and do not reduce the Free Withdrawal

Amount. Transfers and withdrawals of a Contract Owner's MVA Fixed Account Value will be made from the Guarantee Periods you have indicated. Transfers may result in a charge to the Contract Owner.


For a discussion of transfers as generally applicable to a Contract Owner's

Variable Account Value and Fixed Account Value, see "Transfers of Account

Value."


CONTRACT CHARGES


The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The charge for mortality and expense


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


risks will not be assessed against the Fixed Account(s), and any amounts that

AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by

Contract Owners to the extent the Account Value is allocated to the Fixed

Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


PAYMENTS FROM THE FIXED ACCOUNT(S)


Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the

Contract Owner's Fixed Account Values.


                            MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY


The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract

Owner specifies otherwise. Unless otherwise provided, if no designated

Beneficiary is living upon the death of the Contract Owner prior to the Annuity

Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided,

if no designated Beneficiary under an Annuity Option is living after the Annuity

Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the

Contract Owner is not an individual, the Contract Owner will be the Beneficiary.


Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon

AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.


For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an

Employee Benefit Plan, the Beneficiary must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.


ASSIGNABILITY


A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Home Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.


PROOF OF AGE AND SURVIVAL


AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.


MISSTATEMENTS


If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.


ACCEPTANCE OF NEW PREMIUMS


AUL reserves the right to refuse to accept new Premiums for a Contract at any time.


OPTIONAL BENEFITS


There are several riders available at time of application which are described below. These riders carry their own charges which are described in the Expense

Table in this Prospectus. Some riders are not available in all states.


ENHANCED DEATH BENEFIT RIDER


The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:


  1) the Account Value less any outstanding loan and accrued interest;


  2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest; withdrawals will reduce the death benefit on a proportional basis;


  3) the highest Account Value on any Contract Anniversary before the Owner's

     86th birthday, less an adjustment for amounts previously surrendered, plus

     Premiums paid less any outstanding loan and accrued interest after the last

     Contract Anniversary.


     After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the

     Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.


GUARANTEED MINIMUM ACCOUNT VALUE RIDER


For those Contracts which have elected the Guaranteed Minimum Account Value rider at the time of application, the following provisions apply. If your

Contract is still in force at


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the end of the tenth, twentieth, and thirtieth Contract Years, your Account

Value will be adjusted to be the greater of:


  1. The Account Value on that Contract Anniversary, or


  2. The Premiums paid under the Contract multiplied by the appropriate factor shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.


Any transfer of Account Value to any Investment Account not listed on the Policy

Data Page as approved for use with this benefit will terminate the rider. The

Guaranteed Minimum Account Value rider is only available on One Year Flexible

Premium Deferred Variable Annuity Contracts. This Rider is only available if the

Portfolio Optimization Program is chosen. If the Program is later terminated,

the Rider will be terminated automatically.


GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER


For those Contracts which have elected the Guaranteed Minimum Annuitization

Benefit Rider at the time of application, the following provisions apply. If your Contract is annuitized at any time after the tenth Contract Anniversary,

the amount applied to the then-current annuity table will be the greater of:


  1. The Account Value at that time, or


  2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.


The Account value is reduced proportionally for any withdrawals. Any transfer of

Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This Rider is only available if the certain models of the Portfolio Optimization Program is are chosen or wholly allocated in the Timothy Plan(R). If the Program is later terminated, the Rider will be terminated automatically.


Any Credit paid is not premium and would, therefore, not be included in the calculation of this benefit.


LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT RIDER


For those Contracts which have elected a Long Term Care s rider at the time of application, the following provisions apply. Surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous 90 day period to a Long Term Care Facility or a 30 day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the

Company's Home Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions.


The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts

Owned by Non-Natural Persons").


                               FEDERAL TAX MATTERS


INTRODUCTION


The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections

401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The

ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the

Beneficiary or other payee, may depend upon the type of plan for which the

Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely.


Moreover, no attempt is made to consider any applicable state or other laws.

Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract, should consult a tax advisor.


AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY

TRANSACTION INVOLVING THE CONTRACTS. CONSULT YOUR TAX ADVISOR.


DIVERSIFICATION STANDARDS


Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the

Statement of Additional Information for additional details.


In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a separate account may cause the Contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the separate account.


If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear,

at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.


TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS


Section 72 of the Code governs taxation of annuities. In general, a Contract

Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts

Owned by Non-Natural Persons" and "Diversification Standards."


  1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE


Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the annuity date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal)

exceeds the "investment in the Contract." In general, the "investment in the

Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract.

Similarly, loans under a Contract generally are treated as distributions under the Contract.


  2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE


Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.


  3. AMOUNTS RECEIVED AS AN ANNUITY


For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.


Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.


  4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS


With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2)

attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10%

penalty also does not apply in certain other circumstances described in Code

Section 72.


If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age

59 1/2, or (b) before the Contract Owner reaches age 59 1/2.


ADDITIONAL CONSIDERATIONS


  1. DISTRIBUTION-AT-DEATH RULES


In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity

Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the

Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary,

commencing within one year after the date of death of the Owner. If the designated beneficiary is the spouse of the Owner, the Contract may be continued

in the name of the spouse as Owner.


For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary annuitant is considered the Owner. In that case, a change in the primary annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first

Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased

Owner's
spouse. The endorsement that allows for joint ownership applies to spouses only.


  2. GIFT OF ANNUITY CONTRACTS


Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse.

The 10% penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.


  3. CONTRACTS OWNED BY NON-NATURAL PERSONS


If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract)

is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the

Contract is purchased on behalf of an employee upon termination of an Employee

Benefit Plan, and in the case of a so-called immediate annuity. Code Section 457

(deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However,

the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.


  4. MULTIPLE CONTRACT RULE


For purposes of determining the amount of any distribution under Code Section

72(e) (amounts not received as annuities) that is includable in gross income,

all annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one contract. Thus,

any amount received under any such Contract prior to the Contract's Annuity

Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.


QUALIFIED PLANS


The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to Participants in such

Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified

Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement

Income Security Act of 1974 ("ERISA").


Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.


The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:


  1. INDIVIDUAL RETIREMENT ANNUITIES


Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities

("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned,

discounted, or pledged as collateral for a loan or other obligation.


The annual Premium for an IRA may not exceed $3,000 under the laws in effect as of the writing of this prospectus, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of

Qualified Plans may be placed on a tax-deferred basis into an IRA.


  2. ROTH IRA


Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned,

discounted, or pledged as collateral for a loan or other obligation. The annual

Premium for a Roth IRA may not exceed certain limits, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


  3. CORPORATE PENSION AND PROFIT SHARING PLANS


Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals

(proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.


In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5)provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.


A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan

Participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan Participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.


  4. TAX-DEFERRED ANNUITIES


Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code,

including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


On November 16, 2004, the IRS issued proposed and temporary regulations relating to Code section 403(b) tax- deferred annuity contracts. (See Prop. Regs. Sections 1.403(b)-0 through 11 and Temp. Regs. Section 3121(a)(5)-2T.) If these regulations are finalized, there may be changes affecting 403(b) arrangements.


The preamble to the proposed regulations states that it is expected that a number of IRS pronouncements, including Rev. Rul. 90-24, will be superceded when the regulations are issued in final form. Under these new regulations, a 493(b)

plan may not accept transfers from a Section 401 plan or a Section 457 plan.


  5. DEFERRED COMPENSATION PLANS


Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.


QUALIFIED PLAN FEDERAL TAXATION SUMMARY


The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this

Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.


Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than an IRA) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible

Qualified Plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS


Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal

Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred annuity contracts meeting the requirements of

Section 403(b) that apply to tax years beginning on or after January 1, 1989.


Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December

31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her

Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section

403(b) that are available under an employer's Section 403(b) arrangement.


401 OR 403(b) PROGRAMS - LOAN PRIVILEGES


Generally, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult your tax advisor for more details.


                                OTHER INFORMATION


VOTING OF SHARES OF THE FUNDS


AUL is the legal owner of the shares of the Portfolios of the Funds held by the

Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding

Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law.

However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


The person having the voting interest under a Contract is the Contract Owner.

AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.


Unless otherwise required by applicable law or under a contract with any of the

Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding.


Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. After the Annuity Date,

the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Annuity Units by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment

Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.


Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS


AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the

Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the

Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by federal law.


Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the

Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the

Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by

AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion,

marketing, tax, or investment conditions so warrant.


Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.


In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940

Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable

Account.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS


AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract

Owners the benefit of, any federal or state statute, rule, or regulation,

including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.


RESERVATION OF RIGHTS


AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.


PERIODIC REPORTS


AUL will send quarterly statements showing the number, type, and value of

Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or

Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.


LEGAL PROCEEDINGS


There are no legal proceedings pending to which the Variable Account or the

Variable Account's principal underwriter or depositor (or any subsidiary) is a party, or which would materially affect the Variable Account.


LEGAL MATTERS


Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the

Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by John C. Swhear,Associate General

Counsel of AUL.


Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP, Washington, D.C.


FINANCIAL STATEMENTS


Financial statements of OneAmerica Financial Partners, Inc. as of December 31,

2006, are included in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of

Additional Information is set forth below:




DESCRIPTION                                                                                            PAGE

-----------                                                                                            ----


GENERAL INFORMATION AND HISTORY ....................................................................      3

DISTRIBUTION OF CONTRACTS ..........................................................................      3

CUSTODY OF ASSETS ..................................................................................      3

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT .........................................................      3

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS .....................................      3

   403(b) Programs .................................................................................      4

   408 and 408A Programs ...........................................................................      4

   457 Programs ....................................................................................      5

   Employee Benefit Plans ..........................................................................      5

   Tax Penalty for All Annuity Contracts ...........................................................      5

   Withholding for Employee Benefit Plans and Tax-Deferred Annuities ...............................      6

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ......................................................      6

FINANCIAL STATEMENTS ...............................................................................      6



A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.


--------------------------------------------------------------------------------

                              PROSPECTUS EXHIBIT 1


                                FORM ADV PART II

--------------------------------------------------------------------------------



                                                                                    ---------------------------

                                                                                           OMB APPROVAL

                                                                                    ---------------------------

FORM ADV    UNIFORM APPLICATION FOR INVESTMENT ADVISER REGISTRATION                 OMB Number: 3235-0049

PART II - PAGE 1                                                                    Expires: July 31, 2008

                                                                                    Estimated average burden

                                                                                    hours per response...9.402

                                                                                    ----------------------------



--------------------------------------------------------------------------------

Name of Investment Adviser:

AMERICAN UNITED LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------




Address: (Number and Street)             (City)       (State)     (Zip Code)    Area Code:    Telephone Number:


P.O. BOX 368, ONE AMERICAN SQUARE.    INDIANAPOLIS      IN          46206         (317)           285-1869

----------------------------------------------------------------------------------------------------------------



  THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER AND ITS

   BUSINESS FOR THE USE OF CLIENTS. THE INFORMATION HAS NOT BEEN APPROVED OR

                     VERIFIED BY ANY GOVERNMENTAL AUTHORITY.




                                        TABLE OF CONTENTS


 ITEM

NUMBER      ITEM                                                                           PAGE

------      ----                                                                           ----


  1         Advisory Services and Fees                                                        2


  2         Types of Clients                                                                  2


  3         Types of Investments                                                              3


  4         Methods of Analysis, Sources of Information and

               Investment Strategies                                                          3


  5         Education and Business Standards                                                  4


  6         Education and Business Background                                                 4


  7         Other Business Activities                                                         4


  8         Other Financial Industry Activities or Affiliation                                5


  9         Participation or Interest in Client Transactions                                  5


 10         Conditions for Managing Accounts                                                  5


 11         Review of Accounts                                                                6


 12         Investment or Brokerage Discretion                                                6


 13         Additional Compensation                                                           7


 14         Balance Sheet                                                                     7


            Continuation Sheet                                                       Schedule F


            Balance Sheet, if required                                               Schedule G



--------------------------------------------------------------------------------

(Schedules A, B, C, D, and E are included with Part I of this Form, for the use of regulatory bodies, and are not distributed to clients.)

--------------------------------------------------------------------------------


 POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED

  IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY

                            VALID OMB CONTROL NUMBER.



FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 2             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007




----------------------------------------------------------------------------------------------------------------------------


1.  A.    ADVISORY SERVICES AND FEES. (check the applicable boxes)               For each type of service provided,

                                                                                 state the approximate % of total

    Applicant:                                                                   advisory billings from that service.


                                                                                 (See instruction below.)





[x]  (1)  Provides investment supervisory services                                                                99.00%

                                                                                                                  -----

[x]  (2)  Manages investment advisory accounts not involving investment supervisory services                       1.00%

                                                                                                                  -----

[ ]  (3)  Furnishes investment advice through consultations not included in either service

          described above                                                                                              %


[ ]  (4)  Issues periodicals about securities by subscription                                                          %


[ ]  (5)  Issues special reports about securities not included in any service described above                          %


[ ]  (6)  Issues, not as part of any service described above, any charts, graphs, formulas or other

          devices which clients may use to evaluate securities                                                         %


[ ]  (7)  On more than an occasional basis, furnishes advice to clients on matters not involving

          securities                                                                                                   %


[ ]  (8)  Provides a timing service                                                                                    %


[ ]  (9)  Furnishes advice about securities in any manner not described above                                          %


 (Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)





-----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Yes              No


    B.        Does applicant call any of the services it checked above financial planning or

              some similar term?                                                                      [ ]             [x]


-----------------------------------------------------------------------------------------------------------------------------

    C.        Applicant offers investment advisory services for: (check all that apply)


    [x]  (1)  A percentage of assets under management           [ ]  (4)  Subscription fees


    [ ]  (2)  Hourly charges                                    [ ]  (5)  Commissions


    [x]  (3)  Fixed fees (not including subscription fees)      [ ]  (6)  Other


-----------------------------------------------------------------------------------------------------------------------------

    D.        For each check box in A above, describe on Schedule F:


    o         the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee


    o         applicant's basic fee schedule, how fees are charged and whether its fees are negotiable


    o         when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date


-----------------------------------------------------------------------------------------------------------------------------


2.  TYPES OF CLIENTS -- Applicant generally provides investment advice to: (check those that apply)


    [x]   A.  Individuals                                       [ ]  E.  Trusts, estates, or charitable organizations


    [ ]   B.  Banks or thrift institutions                      [x]  F.  Corporations or business entities other than

                                                                         those listed above

    [x]   C.  Investment companies

                                                                [ ]  G.  Other (describe on Schedule F)

    [x]   D.  Pension and profit sharing plans


=============================================================================================================================

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

-----------------------------------------------------------------------------------------------------------------------------




FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 3             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007





----------------------------------------------------------------------------------------------------------------------------

3.  TYPES OF INVESTMENTS. Applicant offers advice on the following: (check those that apply)



          A.  Equity Securities                                  [x]  H.  United States government securities


    [x]       (1)  exchange-listed securities


    [x]       (2)  securities traded over-the-counter                 I.  Options contracts on:


    [x]       (3)  foreign issuers                               [ ]      (1)  securities


                                                                 [ ]      (2)  commodities

    [ ]   B.  Warrants


                                                                      J.  Futures contracts on:


    [x]   C.  Corporate debt securities                          [ ]      (1)  tangibles


              (other than commercial paper)                      [ ]      (2)  intangibles


    [x]   D.  Commercial paper                                        K.  Interests in partnerships investing in:


                                                                 [ ]      (1)  real estate


    [x]   E.  Certificates of deposit                            [ ]      (2)  oil and gas interests


                                                                 [ ]      (3)  other (explain on Schedule F)

    [x]   F.  Municipal securities

                                                                 [ ]  L.  Other (explain on Schedule F)

          G.  Investment company securities:


    [x]       (1)  variable life insurance


    [x]       (2)  variable annuities


    [x]       (3)  mutual fund shares

----------------------------------------------------------------------------------------------------------------------------




4.  METHODS OF ANALYSIS, SOURCES OF INFORMATION, AND INVESTMENT STRATEGIES.



    A.        Applicant's security analysis methods include: (check those that apply)


         (1)  [ ]  Charting                                         (4)   [ ]  Cyclical


         (2)  [x]  Fundamental                                      (5)   [x]  Other (explain on Schedule F)


         (3)  [x]  Technical

----------------------------------------------------------------------------------------------------------------------------


    B.        The main sources of information applicant uses include: (check those that apply)


         (1)  [x]  Financial newspapers and magazines               (5)   [ ]  Timing services


         (2)  [x]  Inspections of corporate activities              (6)   [x]  Annual reports, prospectuses, filings with

                                                                               the Securities and Exchange Commission


         (3)  [x]  Research materials prepared by others            (7)   [x]  Company press releases


         (4)  [x]  Corporate rating services                        (8)   [ ]  Other (explain on Schedule F)

-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

-----------------------------------------------------------------------------------------------------------------------------




FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 4             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007




----------------------------------------------------------------------------------------------------------------------------


    C.        The investment strategies used to implement any investment advice given to clients include:

              (check those that apply)


         (1)  [x]  Long term purchases

                   (securities held at least a year)                (5)   [ ]  Margin transactions


         (2)  [x]  Short term purchases

                   (securities sold within a year)                  (6)   [ ]  Option writing, including covered

                                                                               options, uncovered options or

                                                                               spreading strategies


         (3)  [x]   Trading (securities sold within 30 days)        (7)   [ ]  Other (explain on Schedule F)


         (4)  [ ]   Short sales


----------------------------------------------------------------------------------------------------------------------------


5.   EDUCATION AND BUSINESS STANDARDS.

     Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?


                              (If yes, describe these standards on Schedule F.)

                                                                                                    Yes            No

                                                                                                    [x]           [ ]


----------------------------------------------------------------------------------------------------------------------------


6.   EDUCATION AND BUSINESS BACKGROUND.

     For:

     o        each member of the investment committee or group that determines general investment advice to be given to clients, or


     o        if the applicant has no investment committee or group, each individual who determines general investment advice given to clients (if more than five, respond only for their supervisors)


     o        each principal executive officer of applicant or each person with similar status or performing similar functions.


     On Schedule F, give the:


     o        name                                                o    formal education after high school


     o        year of birth                                       o    business background for the preceding five years


----------------------------------------------------------------------------------------------------------------------------


7.   OTHER BUSINESS ACTIVITIES. (check those that apply)


     [x]  A.  Applicant is actively engaged in a business other than giving investment advice.


     [x]  B.  Applicant sells products or services other than investment advice to clients.


     [x]  C.  The principal business of applicant or its principal executive officers involves something other than providing investment advice.


          (For each checked box describe the other activities, including the time spent on them, on Schedule F.)


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        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 5             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007

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8.   OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS. (check those that apply)


     [ ]  A.  Applicant is registered (or has an application pending) as a securities broker-dealer.


     [ ]  B.  Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.


          C.  Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:


     [x] (1)  broker-dealer                                      [ ] (7)   accounting firm


     [x] (2)  investment company                                 [ ] (8)   law firm


     [x] (3)  other investment adviser                           [x] (9)   insurance company or agency


     [ ] (4)  financial planning firm                            [ ] (10)  pension consultant


     [ ] (5)  commodity pool operator, commodity                 [ ] (11)  real estate broker or dealer

              trading adviser or futures commission

              merchant


     [ ] (6)  banking or thrift institution                      [ ] (12)  entity that creates or packages limited

                                                                           partnerships


             (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)


          D.  Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?

                          (If yes, describe on Schedule F the partnerships and what they invest in.)

                                                                                                        Yes            No

                                                                                                        [ ]           [x]


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

9.  PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.


    Applicant or a related person: (check those that apply)


    [ ]  A.  As principal, buys securities for itself from or sells securities it owns to any client.


    [ ]  B.  As broker or agent effects securities transactions for compensation for any client.


    [ ]  C.  As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.


    [ ]  D.  Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.


    [x]  E.  Buys or sells for itself securities that it also recommends to clients.


            (For each box checked, describe on Schedule F, when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)


   Describe on Schedule F, your code of ethics, and state that you will provide a copy of your code of ethics to any client prospective client upon request.

----------------------------------------------------------------------------------------------------------------------------


10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment supervisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other conditions for starting or maintaining an account?


                                      (If yes, describe on Schedule F.)

                                                                                                        Yes            No

                                                                                                        [ ]           [x]


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        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 6             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007

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


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11. REVIEW OF ACCOUNTS. If applicant provides investment supervisory services, manages investment advisory accounts, or holds itself out as providing financial planning or some similarly termed services:


     A.     Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors. FOR REVIEWERS, include the number of reviewers, their titles and functions,

            instructions they receive from applicant on performing reviews, and number of accounts assigned each.


     AUL AS THE INVESTMENT ADVISOR, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY

     INVESTMENT OPERATIONS, SUBJECT TO THE OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE ONEAMERICA FUNDS, INC.


     THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH

     PORTFOLIO FOR THE ONEAMERICA FUND, INC.'S BOARD OF DIRECTORS:


     G. DAVID SAPP, Sr. V.P., INVESTMENTS

     KATHRYN E. HUDSPETH, V.P., EQUITIES

     MATTHEW HALL, Sr. RESEARCH ANALYST


     SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY AND GENERAL

     ECONOMIC CONDITIONS, PERFORMANCE OF THE PORTFOLIO SECURITIES, THE COST OF BROKER COMMISSIONS AND THE INTENDED

     INVESTMENT STRATEGY BASED ON CURRENT CONDITIONS.


     B.     Describe below the nature and frequency of regular reports to clients on their accounts.


     SEE ANSWER TO 11.A. ABOVE


     IBBOTSON REVIEWS THE PORTFOLIO OPTIMIZATION MODELS ON AN ANNUAL BASIS AND UPDATES THE ASSET ALLOCATION

     MODELS. ACCOUNTS ARE UPDATED CONSISTENT WITH THIS ANALYSIS.


----------------------------------------------------------------------------------------------------------------------------


12.  INVESTMENT OR BROKERAGE DISCRETION.


     A.     Does applicant or any related person have authority to determine, without obtaining specific client consent, the:


     (1)    securities to be bought or sold?                                                            Yes           No

                                                                                                        [x]           [ ]


     (2)    amount of the securities to be bought or sold?                                              Yes           No

                                                                                                        [x]           [ ]


     (3)    broker or dealer to be used?                                                                Yes           No

                                                                                                        [x]           [ ]


     (4)    commission rates paid?                                                                      Yes           No

                                                                                                        [x]           [ ]


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----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 7             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007

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


----------------------------------------------------------------------------------------------------------------------------

     B.     Does applicant or a related person suggest brokers to clients?

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


     For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B,

     describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor,

     describe:


     o      the products, research and services


     o      whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services


     o      whether research is used to service all of applicant's accounts or just those accounts paying for it; and


     o      any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for products and research services received.


----------------------------------------------------------------------------------------------------------------------------


13.  ADDITIONAL COMPENSATION.


     Does the applicant or a related person have any arrangements, oral or in writing, where it:


     A.      is paid cash by or receives some economic benefit (including commissions, equipment or non-research services) from a non-client in connection with giving advice to clients?

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


     B.      directly or indirectly compensates any person for client referrals?


                                (For each yes, describe the arrangements on Schedule F.)

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


----------------------------------------------------------------------------------------------------------------------------


14.  BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:


     o       has custody of client funds or securities (unless applicant is registered or registering only with the

             Securities and Exchange Commission); or


     o       requires prepayment of more than $500 in fees per client and 6 or more in advance


     Has applicant provided a Schedule G balance sheet?

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


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----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

SCHEDULE F OF                      ----------------------------------------------------------------------------------------

FORM ADV                           Applicant:                                    SEC File Number:          Date:

CONTINUATION SHEET FOR FORM ADV

PART II                            AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/31/2007


-----------------------------------------------------------------------------------------------------------------------------

                (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)


-----------------------------------------------------------------------------------------------------------------------------

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


1.  Full name of applicant exactly as stated in Item 1A of Part I of Form ADV:                    IRS Empl. Ident. No.:


AMERICAN UNITED LIFE INSURANCE COMPANY                                                            35-0145825


-----------------------------------------------------------------------------------------------------------------------------





 ITEM OF FORM

  (IDENTIFY)                                                ANSWER

-----------------------------------------------------------------------------------------------------------------------------


II 1.A                 AUL OFFERS GROUP VARIABLE ANNUITY CONTRACTS TO BE USED IN CONNECTION WITH CERTAIN

                       RETIREMENT PLANS AND INDIVIDUAL VARIABLE ANNUITY LIFE CONTRACTS. THESE CONTRACTS PROVIDE

                       FOR THE ACCUMULATION OF VALUES ON A VARIABLE BASIS, FIXED BASIS OR BOTH. CONTRIBUTIONS

                       DESIGNATED TO ACCUMULATE ON A VARIABLE BASIS MAY BE ALLOCATED TO ONE OR MORE OF THE

                       INVESTMENT ACCOUNTS OF THE AUL AMERICAN UNIT TRUSTS, AUL AMERICAN INDIVIDUAL UNIT

                       TRUST, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AND AUL AMERICAN

                       INDIVIDUAL VARIABLE LIFE UNIT TRUST REGISTERED UNIT INVESTMENT TRUSTS AND SEPARATE

                       ACCOUNTS OF AUL. AUL ACTS AS THE INVESTMENT ADVISOR TO THE ONEAMERICA FUNDS, INC. ("THE

                       FUND"). OTHER MUTUAL FUND SHARES MAY BE PURCHASED BY THE SEPARATE ACCOUNTS FROM

                       MUTUAL FUNDS WHICH HAVE INVESTMENT ADVISERS OTHER THAN AUL.


                       THE FUND AND AUL (THE "ADVISER") ENTERED INTO AN INVESTMENT ADVISOR AGREEMENT IN 1990

                       WHICH WAS APPROVED BY THE FUND SHAREHOLDERS AND TRUST PARTICIPANTS ON MAY 8, 1991.

                       THEREAFTER, THE AGREEMENT HAS BEEN REVIEWED ANNUALLY BY THE FUND'S BOARD OF DIRECTORS

                       UNLESS OTHERWISE REQUIRED BY FEDERAL SECURITIES LAWS. SUBJECT TO THE OVERALL SUPERVISION OF

                       THE FUND'S BOARD OF DIRECTORS, THE ADVISER EXERCISES RESPONSIBILITY FOR THE INVESTMENT AND

                       REINVESTMENT OF THE FUND'S ASSETS. THE ADVISER MANAGES THE DAY-TO-DAY INVESTMENT

                       OPERATIONS OF THE FUND AND THE COMPOSITION OF EACH OF THE PORTFOLIOS, INCLUDING THE

                       PURCHASE, RETENTION AND DISPOSITION OF THE INVESTMENTS, SECURITIES AND CASH CONTAINED

                       THEREIN IN ACCORDANCE WITH EACH PORTFOLIO'S INVESTMENT OBJECTIVES AND POLICIES AS STATED

                       IN THE FUND'S CURRENT PROSPECTUS. THE AGREEMENT WAS LAST APPROVED BY THE BOARD OF

                       DIRECTORS ON FEBRUARY 23, 2007.


                       UNDER THE INVESTMENT ADVISORY AGREEMENT, THE ADVISER IS COMPENSATED FOR ITS SERVICES AT

                       A MONTHLY FEE BASED ON AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH

                       PORTFOLIO. FOR EACH PORTFOLIO, THE FUND PAYS THE ADVISER A FEE AT AN ANNUAL RATE OF THE

                       PORTFOLIO'S AVERAGE DAILY NET ASSETS OF 0.50% FOR THE VALUE, INVESTMENT GRADE BOND AND

                       ASSET DIRECTOR PORTFOLIOS; 0.40% FOR THE MONEY MARKET PORTFOLIO; AND, 0.70% FOR THE

                       SOCIALLY RESPONSIVE PORTFOLIO. THE INVESTMENT ADVISER IS ALSO THE DISTRIBUTOR OF CONTRACTS

                       IN WHICH THE PORTFOLIOS ARE OFFERED. THE DISTRIBUTOR IS ENTITLED TO 0.30% OF THE AVERAGE

                       DAILY NET ASSETS OF EACH PORTFOLIO'S ADVISER CLASS SHARES FOR DISTRIBUTION AND SHAREHOLDER

                       SERVICES PROVIDED (12B-1 FEES) TO THE SHAREHOLDERS.


                       THE STATE LIFE INSURANCE COMPANY, A SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC.

                       AUL PERFORMS CERTAIN INVESTMENT MANAGEMENT SERVICES FOR AND ON BEHALF OF STATE LIFE,

                       AND PURSUANT TO AN AGREEMENT BETWEEN THE TWO COMPANIES.


                       UNDER THIS AGREEMENT, AUL PROVIDES A CONTINUOUS INVESTMENT PROGRAM AND IS RESPONSIBLE FOR THE

                       COMPOSITION OF STATE LIFE'S INVESTMENT PORTFOLIO. IN CONSIDERATION, STATE LIFE PAYS AUL 13

                       BASIS POINTS ANNUALLY FOR STATE LIFE'S MEAN INVESTED ASSETS FOR EACH YEAR THE AGREEMENT REMAINS

                       IN EFFECT. STATE LIFE IS RESPONSIBLE FOR ALL OF THE EXPENSES AND LIABILITIES RELATING TO ITS

                       INVESTMENT PORTFOLIO AND FOR ESTABLISHING THE INVESTMENT


-----------------------------------------------------------------------------------------------------------------------------

                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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

                       OBJECTIVES FOR AUL TO FOLLOW. AUL AGREES TO MAINTAIN AND PRESERVE REQUIRED RECORDS

                       RELATED TO STATE LIFE INVESTMENTS.


                       PIONEER MUTUAL LIFE INSURANCE COMPANY,("PML") A SUBSIDIARY OF ONEAMERICA FINANCIAL

                       PARTNERS, INC.


                       PML PAYS AUL 13 BASIS POINTS ANNUALLY FOR PML'S MEAN INVESTED ASSETS FOR EACH YEAR.


                       MISCELLANEOUS INVESTMENT ADVISORY CLIENTS


                       AUL HAS ENTERED INTO AGREEMENTS WITH MISCELLANEOUS INVESTMENT ADVISORY CLIENTS WHEREBY

                       AUL SERVES AS INVESTMENT ADVISOR TO THESE ENTITIES REGARDING CERTAIN PRIVATE PLACEMENT

                       FIXED INCOME INVESTMENTS IN WHICH AUL IS PARTICIPATING. THESE ENTITIES MAINTAIN ULTIMATE

                       DISCRETION IN ALL SECURITIES PURCHASES. THEY PAY AUL AN ANNUAL FEE ON A QUARTERLY BASIS, IN

                       ARREARS, FEES FOR THE SERVICES RENDERED UNDER THE AGREEMENT IN THE AMOUNT UP TO 12.5

                       BASIS POINTS OF THE OUTSTANDING AGGREGATE PRINCIPAL VALUE OF THE ASSETS HELD AT THE END OF

                       EACH QUARTER WHICH WERE PURCHASED UNDER THIS AGREEMENT.


                       AUL HAS ENTERED INTO AN AGREEMENT WHEREBY IBBOTTSON ASSOCIATES PROVIDES ADVICE TO

                       PLAN SPONSORS REGARDING FUNDS TO BE INCLUDED IN THE PLAN. IBBOTTSON WILL RECOMMEND A

                       PLAN LEVEL INVESTMENT PORTFOLIO BASED ON THE PLAN SPONSOR'S UNIQUE EMPLOYEE PROFILE.

                       AUL WILL CHARGE PLAN SPONSOR A MAXIMUM FEE OF $2,000, DEPENDING ON PLAN ASSETS. AUL

                       PAYS IBBOTSON A FLAT FEE OF $70,000 PER YEAR FOR THE SERVICE.


                       PORTFOLIO OPTIMIZATION PROGRAM


                       AUL OFFERS, THROUGH SOME VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS, ASSET ALLOCATION

                       PROGRAMS THAT MAY CONSTITUTE THE PROVISION OF INVESTMENT ADVICE UNDER SEC RULES.


                       UNDER THESE PROGRAMS, AUL HAS DEVELOPED SEVERAL ASSET ALLOCATIONS MODELS, EACH BASED

                       ON DIFFERENT PROFILES OF AN INVESTOR'S WILLINGNESS TO ACCEPT INVESTMENT RISK. IF THE CLIENT

                       DECIDES TO SUBSCRIBE TO THE PORTFOLIO OPTIMIZATION SERVICE, INITIAL PREMIUMS OR VARIABLE

                       ACCOUNT VALUE, AS APPLICABLE, WILL BE ALLOCATED TO THE INVESTMENT OPTIONS ACCORDING TO THE

                       MODEL SELECTED. SUBSEQUENT PURCHASE PAYMENTS, IF ALLOWED UNDER THE CONTRACT, WILL ALSO

                       BE ALLOCATED ACCORDINGLY.


                       AUL WILL SERVE AS THE INVESTMENT ADVISOR FOR THE SERVICE, WITH ALL ASSOCIATED FIDUCIARY

                       RESPONSIBILITIES, SOLELY FOR PURPOSES OF DEVELOPMENT OF THE PORTFOLIO OPTIMIZATION MODELS

                       AND PERIODIC UPDATES OF THE MODELS. EACH MODEL IS EVALUATED ANNUALLY TO ASSESS WHETHER

                       THE COMBINATION OF INVESTMENT OPTIONS WITHIN THE MODEL SHOULD BE CHANGED TO BETTER

                       SEEK OPTIMIZE THE POTENTIAL RETURN FOR THE LEVEL OF RISK TOLERANCE INTENDED FOR THE MODEL.

                       AS A RESULT OF THE PERIODIC ANALYSIS, EACH MODEL MAY CHANGE AND INVESTMENT OPTIONS MAY

                       BE DELETED FROM A MODEL.


                       WHEN AUL UPDATES THE MODELS, IT WILL SEND WRITTEN NOTICE OF THE UPDATED MODELS AT LEAST

                       30 DAYS IN ADVANCE OF THE DATE IT INTENDS THE UPDATED VERSION OF THE MODEL TO BE EFFECTIVE.

                       IF THE CLIENT TAKES NO ACTION, THE VARIABLE ACCOUNT VALUE (OR SUBSEQUENT PREMIUMS, IF

                       APPLICABLE) WILL BE REALLOCATED IN ACCORDANCE WITH THE UPDATED MODEL AUTOMATICALLY. IF

                       THE CLIENT DOES NOT WISH TO ACCEPT THE CHANGES TO THE SELECTED MODEL, THE CLIENT CAN CHANGE

                       TO A DIFFERENT MODEL OR WITHDRAW FROM THE PORTFOLIO OPTIMIZATION SERVICE BY PROVIDING NOTICE

                       TO AUL. SOME OF THE RIDERS AVAILABLE UNDER THE CONTRACT REQUIRE THE CLIENT TO PARTICIPATE

                       IN AN ASSET ALLOCATION SERVICE. IF THE CLIENT PURCHASES ANY OF THESE RIDERS, SUCH RIDERS WILL

                       TERMINATE IF THE CLIENT WITHDRAWS FROM PORTFOLIO OPTIMIZATION OR ALLOCATE ANY PORTION OF THE

                       CLIENT'S SUBSEQUENT PREMIUMS OR ACCOUNT VALUE TO AN INVESTMENT OPTION THAT IS NOT CURRENTLY

                       INCLUDED IN A MODEL (AS MORE FULLY DESCRIBED IN EACH RIDER.)


                       PARTICIPANTS IN GROUP VARIABLE ANNUITIES MAY RECEIVE INVESTMENT ADVICE FROM A THIRD PARTY

                       INVESTMENT ADVICE PROVIDER. THERE IS NO COST TO THE PARTICIPANT WHEN USING THE BASIC

                       INVESTMENT ADVICE SERVICE. AUL MAY ALSO ASSESS AND ACCOUNT MANAGEMENT FEE DIRECTLY

                       AGAINST THE ACCOUNT OF EACH PARTICIPANT WHO UTILIZES THE MORE DETAILED, HANDS-ON MANAGED

                       ACCOUNTS SERVICE. THE FEE FOR THE MANAGED ACCOUNT SERVICES IS A MAXIMUM OF ONE PERCENT OF

                       THE TOTAL ACCOUNT VALUE, PAID IN .25 PERCENT QUARTERLY INSTALLMENTS. AUL MAY FORWARD A

                       PORTION OF THE FEE TO THE INVESTMENT ADVICE PROVIDER AND TO THE BROKER AS A FINDER'S FEE.

-----------------------------------------------------------------------------------------------------------------------------

                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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

II 4.A                 APPLICANT'S SECURITY ANALYSIS METHODS INCLUDE QUANTITATIVE MODELING.


II 5.                  IN GENERAL, THE APPLICANT REQUIRES THAT ALL INDIVIDUALS INVOLVED IN DETERMINING OR GIVING

                       INVESTMENT ADVICE HAVE A COLLEGE DEGREE AND APPROXIMATELY 2-3 YEARS OF BUSINESS EXPERIENCE.


II 6.                  DAYTON H. MOLENDORP

                       DOB 4/8/47

                       EDUCATION: GRADUATE OF WESTMAR COLLEGE

                       PRESIDENT AND CEO* 9/1/2004-PRESENT

                       EXECUTIVE VICE PRESIDENT * 2/2003 TO 5/2004

                       SENIOR VICE PRESIDENT, INDIVIDUAL DIVISION 9/1999 - 2/2003

                       DIRECTOR, AUL, 12/2000 - PRESENT


                       G. DAVID SAPP, CFA

                       DOB: 12/3/46

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY

                       Sr. VICE PRESIDENT, INVESTMENTS *1/1992 TO PRESENT


                       JOHN C. SWHEAR

                       DOB:  5/31/61

                       EDUCATION: GRADUATE BALL STATE UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW

                       ASSISTANT GENERAL COUNSEL AND INVESTMENT ADVISOR

                       CHIEF COMPLIANCE OFFICER * 6/2004 - PRESENT

                       ASSISTANT GENERAL COUNSEL * 4/2003 - 6/2004

                       SENIOR COUNSEL * 8/2000 - 5/2003


                       KENT ADAMS, CFA

                       DOB: 3/11/48

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY

                       VICE PRESIDENT, FIXED INCOME SECURITIES *1/1992 TO PRESENT


                       KATHRYN E. HUDSPETH

                       DOB: 5/9/59

                       EDUCATION: GRADUATE OF INDIANA WESLEYAN & BALL STATE UNIVERSITY

                       VICE PRESIDENT, EQUITIES *11/1994 TO PRESENT


                       MICHAEL I. BULLOCK, CFA

                       DOB: 7/26/62

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & BUTLER UNIVERSITY

                       VICE PRESIDENT, PRIVATE PLACEMENTS *11/08/2004 TO PRESENT

                       ASST. VICE PRESIDENT, MORTGAGE-BACKED SECURITIES *11/2000 TO 11/08/2004


                       JOHN C. MASON, CFA

                       DOB: 8/23/64

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY

                       VICE PRESIDENT, MARKETABLE CORPORATE BONDS *5/2003 TO PRESENT

                       ASST. VICE PRESIDENT, MARKETABLE CORPORATE BONDS 8/1998-4/2003


                       MATTHEW HALL, CFA

                       DOB:  12/31/71

                       EDUCATION: GRADUATE OF WESTERN KENTUCKY UNIVERSITY

                       DIRECTOR OF FIXED INCOME *7/2005 TO PRESENT

                       INVESTMENT OFFICER CORPORATE SECURITIES, AUL *09/2002 TO 7/2005


                       TYLER GENTRY, CFA

                       DOB: 1/21/77

                       EDUCATION: UNIVERSITY OF IOWA

                       RESEARCH ANALYST *5/9/05 TO PRESENT

                       SENIOR RESEARCH ANALYST, PRIVATE PLACEMENTS FIXED INCOME,

                       PRINCIPAL FINANCIAL GROUP 2002 TO 2005

-----------------------------------------------------------------------------------------------------------------------------

                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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

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

                       STEVEN T. HOLLAND

                       DOB:  10/10/58

                       EDUCATION: GRADUATE OF MIAMI UNIVERSITY & INDIANA UNIVERSITY

                       VICE PRESIDENT, MORTGAGE LOANS *6/1997 TO PRESENT

                       ERIK LEIGHTON

                       DOB:  11/24/71

                       EDUCATION: GRADUATE OF DEPAUW UNIVERSITY & BUTLER UNIVERSITY

                       ASSISTANT EQUITY PORTFOLIO MANAGER *7/2006 TO PRESENT

                       SENIOR RESEARCH ANALYST *10/2003 TO 7/2006

                       INVESTMENT RESEARCH ANALYST *8/2001 TO 10/2003


                       ROBERT E. FERGUSON

                       DOB: 3/31/57

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW

                       DEPUTY COUNSEL *8/06/2004 TO PRESENT

                       ASSISTANT GENERAL COUNSEL *12/1995 TO 08/06/2004


                       DAVID C. McCONAHA

                       DOB: 06/04/1976

                       EDUCATION: BALL STATE UNIVERSITY & INDIANA UNIVERSITY

                       RESEARCH ANALYST * 07/13/2006 TO PRESENT

                       FINANCIAL ANALYST,07/2004 TO 07/2006 MAGELLAN HEALTH SERVICES

                       REGISTERED REPRESENTATIVE, CHARLES SCHWAB 06/1998- 06/2004


                       EDWARD ZHOU

                       DOB: 1/29/71

                       EDUCATION: GRADUATE OF XIAMEN UNIVERSITY & UNIVERSITY OF AKRON

                       SENIOR RESEARCH ANALYST *8/2/2006 TO PRESENT

                       PRIVATE BUSINESS CONSULTANT 06/2006 TO 07/2006

                       SENIOR INVESTMENT ADVISOR, FORTIS HAITONG INVESTMENT MANAGEMENT 06/2004 TO 05/2006

                       GRADUATE ASSISTANT, BOSTON COLLEGE CARROLL SCHOOL OF MANAGEMENT 09/2003 TO 03/2004

                       SENIOR MARKETING ANALYST, AMERICAN GENERAL FINANCE 05/2002 TO 08/2003

                       SENIOR ACCOUNTING ANALYST, COOPER TIRE & RUBBER COMPANY 08/1997 TO 05/2002


                           * OF APPLICANT


II 7.(A)(B)(C)         AUL IS A STOCK LIFE INSURANCE COMPANY EXISTING UNDER THE LAWS OF THE STATE OF INDIANA. AUL

                       PRIMARILY CONDUCTS A CONVENTIONAL LIFE INSURANCE, HEALTH INSURANCE, ANNUITY BUSINESS AND

                       REINSURANCE. APPLICANT SPENDS APPROXIMATELY 90% OF ITS TIME CONDUCTING THESE ACTIVITIES.


                       SEE ANSWER PROVIDED IN II 1. A OF THIS SCHEDULE F.


                       THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.

                       ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE

                       INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A

                       MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED PORTFOLIO. THE APPLICANT HAS THE

                       AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE

                       OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND

                       INVESTMENT RESTRICTIONS ARE FOLLOWED.


                       IN EXECUTING TRANSACTIONS, THE ADVISER WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A

                       PORTFOLIO TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE

                       COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE

                       TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE BROKER-

                       DEALER INVOLVED, THE QUALITY OF THE SERVICE, THE DIFFICULTY OF EXECUTION AND OPERATIONAL

                       FACILITIES OF THE FIRMS INVOLVED, AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN

                       EFFECTING PURCHASES AND SALES OF PORTFOLIO SECURITIES IN TRANSACTIONS ON NATIONAL STOCK

                       EXCHANGES FOR THE ACCOUNT OF A PORTFOLIO, THE ADVISER MAY PAY HIGHER COMMISSION RATES

                       THAN THE LOWEST AVAILABLE WHEN THE ADVISER BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE

                       VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE

-----------------------------------------------------------------------------------------------------------------------------

                                    (C) 1996 ProFormWare, Inc. (portions of software only)



-----------------------------------------------------------------------------------------------------------------------------


                       TRANSACTION, AS DESCRIBED BELOW. IN THE CASE OF SECURITIES TRADE ON THE OVER-THE-COUNTER

                       MARKETS, THERE IS GENERALLY NO STATED COMMISSION, BUT THE PRICE INCLUDES AN UNDISCLOSED

                       COMMISSION OR MARK-UP.


II 8.C(1)              ONEAMERICA SECURITIES, INC., A REGISTERED BROKER AND REGISTERED INVESTMENT ADVISER

                       DEALER LOCATED AT ONE AMERICAN SQUARE, INDIANAPOLIS, IN 46206 IS A WHOLLY OWNED

                       SUBSIDIARY OF AUL IS THE DISTRIBUTOR OF ALL REGISTERED PRODUCTS OFFERED BY AUL.


II 8.C(2)              SEE ANSWER PROVIDED IN 111.A OF THIS SCHEDULE F.


II.9.E                 SOME SECURITIES CONSIDERED FOR INVESTMENT BY THE ADVISER MAY ALSO BE APPROPRIATE FOR

                       THE ADVISER'S GENERAL ACCOUNT AS WELL AS FOR OTHER ACCOUNTS SERVED BY THE ADVISER. IF A

                       PURCHASE OR SALE OF SECURITIES CONSISTENT WITH THE INVESTMENT POLICIES OF A PORTFOLIO AND ONE

                       OR MORE OF THESE ACCOUNTS SERVED BY THE ADVISER IS CONSIDERED AT OR ABOUT THE SAME TIME,

                       IT IS THE POLICY OF THE ADVISER TO AGGREGATE THE TRADES IN ORDER TO ASSIST WITH ITS OBLIGATIONS

                       TO SEEK BEST EXECUTION FOR ITS CLIENTS. IT IS ALSO THE POLICY OF THE ADVISER NOT TO FAVOR ANY

                       ONE ACCOUNT OR PORTFOLIO OVER ANOTHER IN THE EVENT THAT SECURITY TRADES ARE AGGREGATED.

                       ANY PURCHASE OR SALE ORDERS EXECUTED CONTEMPORANEOUSLY ARE ALLOCATED AT THE AVERAGE

                       PRICE AND AS NEARLY AS PRACTICABLE ON A PRO RATA BASIS IN PROPORTION TO THE AMOUNTS

                       DESIRED TO BE PURCHASED OR SOLD BY EACH ACCOUNT OR PORTFOLIO. HOWEVER, ADDITIONAL FACTORS

                       WILL ALSO BE TAKEN INTO CONSIDERATION WHEN DETERMINING PROPER SHARE ALLOCATION, SO THAT

                       THE FINAL ALLOCATION MAY NOT BE BASED SOLELY ON A PRO RATA CALCULATION. THESE FACTORS

                       INCLUDE BUT ARE NOT LIMITED TO, THE FOLLOWING:


                                  1) PERCENTAGE OF THE TRADE EXECUTED


                                  2) TOTAL NUMBER OF SHARES TRADED


                                  3) CASH FLOW ISSUES FOR EACH PORTFOLIO

                                  4) EQUITY ALLOCATION FOR EACH PORTFOLIO PRIOR TO TRADE EXECUTION


                                  5) TARGETED STOCK ALLOCATION FOR WATCH PORTFOLIO PRIOR TO TRADE EXECUTION


                       WHILE IT IS CONCEIVABLE THAT IN CERTAIN INSTANCES THESE PROCEDURES COULD ADVERSELY AFFECT

                       THE PRICE OR NUMBER OF SHARES INVOLVED IN A PARTICULAR PORTFOLIO TRANSACTION, IT IS BELIEVED

                       THAT THESE PROCEDURES GENERALLY CONTRIBUTE TO BETTER OVERALL EXECUTION.


II 12.A (1) & (2)      THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.

                       ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE

                       INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A MAJORITY

                       VOTE OF THE SHAREHOLDERS OF THE AFFECTIVE PORTFOLIO. THE APPLICANT HAS THE AUTHORITY TO

                       DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE OF SECURITIES

                       TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT RESTRICTIONS

                       ARE FOLLOWED.


II 12.A (3) & (4)      IN EXECUTING TRANSACTIONS, THE ADVISER WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A

                       PORTFOLIO, TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE

                       COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE

                       TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE BROKER-

                       DEALER INVOLVED, THE QUALITY OF THE SERVICE, THE DIFFICULTY OF EXECUTION, THE OPERATIONAL

                       FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN

                       EFFECTING PURCHASES AND SALES, THE ADVISER MAY PAY HIGHER COMMISSION RATES THAN THE

                       LOWEST AVAILABLE WHEN THE ADVISER BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF

                       THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE

                       TRANSACTION. THE ADVISER MAY USE RESEARCH SERVICES FOR CLIENTS OTHER THAN THE CLIENT ON

                       WHOSE BEHALF THE RESEARCH WAS ACTUALLY EARNED.


--------------------------------------------------------------------------------

          Complete amended pages in full, circle amended items and file with execution page (page 1).

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             (C) 1996 ProFormWare, Inc. (portions of software only)

No dealer, salesman or any other person is authorized by the AUL American

Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


There has been filed with the Securities and Exchange Commission, Washington,

D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American

Individual Variable Annuity Unit Trust, AUL and its variable annuities,

reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.


The products described herein are not insured by the Federal Deposit Insurance

Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


--------------------------------------------------------------------------------


                           INDIVIDUAL FLEXIBLE PREMIUM

                            VARIABLE DEFERRED ANNUITY


                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                     SOLD BY


                                 AMERICAN UNITED

                             LIFE INSURANCE COMPANY(R)


                               ONE AMERICAN SQUARE


                           INDIANAPOLIS, INDIANA 46282


                                   PROSPECTUS


                               Dated: May 1, 2007


--------------------------------------------------------------------------------



                          STATEMENT OF ADDITIONAL INFORMATION FOR


                          AUL INDIVIDUAL FLEXIBLE PREMIUM

                          VARIABLE DEFERRED ANNUITY


                          ONEAMERICA(R) FUNDS, INC.



                          DATED MAY 1, 2007



                          SPONSORED BY:

[LOGO OF ONEAMERICA]      AMERICAN UNITED LIFE INSURANCE COMPANY(R)

    ONEAMERICA(R)         A ONEAMERICA(R) FINANCIAL PARTNER

                          P.O. BOX 7127

                          INDIANAPOLIS, INDIANA 46206-7127

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2007


                           INDIVIDUAL FLEXIBLE PREMIUM

                            VARIABLE DEFERRED ANNUITY


                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   OFFERED BY


                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE

                           INDIANAPOLIS, INDIANA 46282

                                 (317) 285-1877





This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium

Variable Deferred Annuity, dated May 1, 2007.


A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS



Description                                                                                Page


GENERAL INFORMATION AND HISTORY .......................................................      3


DISTRIBUTION OF CONTRACTS .............................................................      3


CUSTODY OF ASSETS .....................................................................      3


TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ............................................      3


TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS .....................      3

     403(b) Programs ..................................................................      4

     408 and 408A Programs ............................................................      4

     457 Programs .....................................................................      5

     Employee Benefit Plans ...........................................................      5

     Tax Penalty for All Annuity Contracts ............................................      5

     Withholding for Employee Benefit Plans and Tax-Deferred Annuities ................      5


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .........................................      6


FINANCIAL STATEMENTS ..................................................................      6


                         GENERAL INFORMATION AND HISTORY


For a general description of AUL and the AUL American Individual Variable

Annuity Unit Trust (the "Variable Account"), see the section entitled

"Information about AUL, The Variable Account, and The Funds" in the Prospectus.


Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.


                            DISTRIBUTION OF CONTRACTS


OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for

the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a

wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


AUL also has sales agreements with various broker-dealers under which the

Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.


OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.


                                CUSTODY OF ASSETS


The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from

AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.


                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT


The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend,

interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.


Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code.


AUL does not guarantee that any Fund will so qualify. If the requirements of the

Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee

Benefit Plans and 408 Programs).


Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments,

and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S.

Governmental agency or instrumentality generally are treated as securities of separate issuers.


        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS


The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.


Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.


Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum
payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.


The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified

Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified

Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the

Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their

Beneficiaries.


Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated

in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee

Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.


403(b) PROGRAMS


Premiums paid pursuant to a 403(b)Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits  calculated  under

Sections  402(g)and 415 of the Code. Section  402(g)generally  limits a Contract

Owner's salary reduction Premiums to $15,500. The limit may be reduced by salary reduction  Premiums to another type of retirement plan. A Contract Owner with at least 15 years of service  for a  "qualified  employer"  (i.e.,  an  educational organization,  hospital,  home health service agency, health and welfare service agency,  church or convention or association  of churches)  generally may exceed this limit by $3,000 per year,  subject to an aggregate limit of $15,500 for all years.


Section 415(c)also provides an overall limit on the amount of employer and

Contract Owner's salary reduction Premiums to a Section 403(b)Program that will be excludable from an employee's gross income in a given year. The Section

415(c)limit is the lesser of (a)$45,000, or (b)100% of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the

403(b)Program and certain other employee plans). This limit will be reduced if a

Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.


The limits described above do not apply to amounts "rolled over" from another

Section 403(b)Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another

Section 403(b)Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b)Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract

Owner of all or any taxable portion of the balance of his credit under a Section

403(b)Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1)over the life expectancy of the

Contract Owner or the joint life expectancy of the Contract Owner and his beneficiary or (2)over a specified period of 10 years or more. Provisions of the

Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.


408 AND 408A PROGRAMS


Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an

Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition,

certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.


If an Owner of a Contract issued in connection with a 408 Program surrenders the

Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.


Premiums paid to the individual  retirement  account of a Contract Owner under a

408 Program that is described in Section  408(c)of the Internal Revenue Code are subject to the limits on Premiums paid to individual  retirement  accounts under

Section  219(b)of the Internal  Revenue Code.  Under Section  219(b)of the Code,

Premiums paid to an individual  retirement  account are limited to the lesser of

$4,000  per year for  2007;  $5,000  per  year  for 2008 and  thereafter  or the

Contract  Owner's  annual  compensation.  In the case of an  individual  who has attained  the age of 50 before the close of the  taxable  year,  the  deductible amount for such taxable year shall increase by $1,000.  For tax years  beginning after 1996, if a married  couple files a joint  return,  each spouse may, in the great majority of cases,  make  contributions to his or her IRA up to the $4,000 limit for 2007;  $5,000 for 2008 and thereafter.  The extent to which a Contract

Owner may  deduct  Premiums  paid in  connection  with this type of 408  Program depends on his and his  spouse's  gross  income for the year and whether  either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h)of the Internal Revenue

Code. Section 402(h)currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a)15% of the Contract Owner's compensation, or (b)$45,000. Premiums paid through salary reduction are subject to additional annual limits.


Withdrawals from Roth IRAs may be made tax-free under certain circumstances.

Please consult your tax advisor for more details.


457 PROGRAMS


Deferrals by an eligible individual to a 457 Program generally are limited under

Section 457(b)of the Internal Revenue Code to the lesser of (a)$15,500, or

(b)100% of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b)Program, a 408 Program, or an

Employee Benefit Program. The Section 457(b)limit is increased during the last three years ending before the Contract Owner reaches his normal retirement age under the 457 Program.


EMPLOYEE BENEFIT PLANS


Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.


If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.


Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the

Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.


The applicable annual limits on Premiums paid in connection with an Employee

Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a

Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c)of the Internal Revenue Code to the lesser of (a)$45,000, or (b)100% of a Participant's annual compensation.

Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b)of the Internal Revenue Code. The limits determined under Section 415(b)and (c)of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.


TAX PENALTY FOR ALL ANNUITY CONTRACTS


Any distribution made to a Contract Owner who is a Participant from an Employee

Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:


(a) the Contract Owner has attained age 59 1/2;


(b) the Contract Owner has died; or


(c) the Contract Owner is disabled.


In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.


WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-DEFERRED ANNUITIES


Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit

Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax

Premiums.


All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments

(other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with

AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from

Individual Retirement Accounts will be withheld at a flat 10% rate.


Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated balance sheets for OneAmerica Financial Partners, Inc. at

December 31, 2006 and 2005 and the related combined statements of operations,

changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by

PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as

set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.



                                        6


FINANCIAL STATEMENTS


FINANCIALS OF THE REGISTRANT


The financial statements of the AUL American Individual Variable Annuity Unit

Trust as of December 31, 2006 are included in this Statement of Additional

Information.

A MESSAGE FROM

THE PRESIDENT AND CHIEF EXECUTIVE OFFICER OF

AMERICAN UNITED LIFE INSURANCE COMPANY(R)


TO PARTICIPANTS IN AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST


With 2006 officially behind us, I'd like to step back and reflect on our year-end investment returns.


The U.S. equity market advanced for the fourth straight year in 2006 with calendar year performance exceeding most investors' expectations. Three major equity indices (the S&P 500, the Dow Jones Industrial Average and the NASDAQ

Composite) each achieved double-digit total returns during the 12 months. After peaking last summer at more than $77.00 a barrel, the decline in oil prices during the remainder of the year provided a powerful economic stimulus to stock market returns.


Despite perplexing movements in bond yields, the bond market provided respectable returns during 2006. Bond investors tend to focus on changes in

Federal Reserve Board policy. After an aggressive two-year campaign of raising short-term borrowing costs, the Fed changed its stance after the June 2006

Federal Open Market Committee meeting. To combat the possibility of an economic recession, the Fed left rates unchanged during the second half of the year, a move that pleased bond investors.


Many equity investors are approaching 2007 with a high level of optimism, hoping for a repeat of last year's double-digit gains. A primary factor behind this optimism is the growing belief that Federal Chairman Ben Bernanke has controlled the level of interest rates, thereby stifling inflationary pressures without sending the economy into recession. However, the stock market experienced a considerable advance during the second half of 2006, without any major interruption. Although the stock market can perform well in the months to come,

periods of profit taking should not be ruled out.


The bond market is expected to provide relatively stable returns with longer-term rates range-bound in upcoming months. However, any sort of "growth scare", oil supply shock, geo-political turmoil or corporate scandal could elicit a market correction.


In closing, American United Life Insurance Company(R) remains committed to serving your investment needs. We appreciate your continued confidence and support.


                                      Dayton H. Molendorp, CLU

                                      President & Chief Executive Officer of

                                      American United Life Insurance Company(R)


Indianapolis, Indiana

February 28, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Contract Owners of

AUL American Individual Variable Annuity Unit Trust and

Board of Directors of

American United Life Insurance Company


In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of

AUL American Individual Variable Annuity Unit Trust (the "Trust") at December

31, 2006, and the results of its operations, changes in its net assets, and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as

"financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United

States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


Indianapolis, Indiana

April 24, 2007

               AUL American Individual Variable Annuity Unit Trust

                                OneAmerica Funds

                                      Value


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $  67,338,213     $  59,755,685          2,593,523

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $   22,416,782         2,061,740    $        10.87

Class B                           44,921,431         4,833,234              9.29

                              --------------    --------------

   Total                      $   67,338,213         6,894,974

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $      925,642

  Mortality & expense charges                                            525,055

                                                                  --------------

  Net investment income (loss)                                           400,587

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                             2,135,969

  Realized gain distributions                                          4,277,460

  Net change in unrealized appreciation (depreciation)                   602,273

                                                                  --------------

  Net gain (loss)                                                      7,015,702

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    7,416,289

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $    400,587    $    213,350

  Net realized gain (loss)                             2,135,969       1,878,383

  Realized gain distributions                          4,277,460       3,426,687

  Net change in unrealized appreciation

     (depreciation)                                      602,273        (720,010)

                                                    ------------    ------------

Increase (decrease) in net assets from operations      7,416,289       4,798,410

                                                    ------------    ------------

Contract owner transactions:

  Proceeds from units sold                            16,198,401      15,466,933

  Cost of units redeemed                             (13,220,885)    (10,664,884)

  Account charges                                       (637,732)       (563,935)

                                                    ------------    ------------

  Increase (decrease)                                  2,339,784       4,238,114

                                                    ------------    ------------

Net increase (decrease)                                9,756,073       9,036,524

Net assets, beginning                                 57,582,140      48,545,616

                                                    ------------    ------------

Net assets, ending                                  $ 67,338,213    $ 57,582,140

                                                    ============    ============


Units sold                                             1,796,829       1,951,360

Units redeemed                                        (1,501,407)     (1,391,732)

                                                    ------------    ------------

Net increase (decrease)                                  295,422         559,628

Units outstanding, beginning                           6,599,552       6,039,924

                                                    ------------    ------------

Units outstanding, ending                              6,894,974       6,599,552

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 85,194,342

Cost of units redeemed                                               (39,383,411)

Account charges                                                       (1,995,209)

Net investment income (loss)                                           1,243,346

Net realized gain (loss)                                               4,662,918

Realized gain distributions                                           10,033,699

Net change in unrealized appreciation (depreciation)                   7,582,528

                                                                    ------------

                                                                    $ 67,338,213

                                                                    ============



               AUL American Individual Variable Annuity Unit Trust

                                OneAmerica Funds

                                      Value

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $ 10.87    $ 22,417           N/A         13.5%   12/31/06    $  9.29    $44,921          1.30%    12.1%

12/31/05          9.58      21,304           N/A          9.9%   12/31/05       8.29     36,278          1.30%     8.4%

12/31/04          8.72      19,293           N/A         15.0%   12/31/04       7.65     29,253          1.30%    13.5%

12/31/03          7.58      16,528           N/A         36.6%   12/31/03       6.74     14,162          1.30%    34.8%

12/31/02          5.55       9,949           N/A         -7.0%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.5%

12/31/05        1.2%

12/31/04        0.8%

12/31/03        1.0%

12/31/02        1.5%


               AUL American Individual Variable Annuity Unit Trust

                                OneAmerica Funds

                                  Money Market


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   30,657,428    $   30,657,428        30,657,428

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    4,999,805         3,998,487    $         1.25

Class B                           25,657,623        24,781,905              1.04

                              --------------    --------------

   Total                      $   30,657,428        28,780,392

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $    1,138,337

   Mortality & expense charges                                           235,802

                                                                  --------------

   Net investment income (loss)                                          902,535

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  -

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      -

                                                                  --------------

   Net gain (loss)                                                           -

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      902,535

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    902,535    $    325,898

   Net realized gain (loss)                                  -               -

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                         -               -

                                                    ------------    ------------

Increase (decrease) in net assets from operations        902,535         325,898

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                           66,052,855      34,199,247

   Cost of units redeemed                            (53,467,385)    (34,705,718)

   Account charges                                      (246,935)       (183,568)

                                                    ------------    ------------

   Increase (decrease)                                12,338,535        (690,039)

                                                    ------------    ------------

Net increase (decrease)                               13,241,070        (364,141)

Net assets, beginning                                 17,416,358      17,780,499

                                                    ------------    ------------

Net assets, ending                                  $ 30,657,428    $ 17,416,358

                                                    ============    ============

Units sold                                            62,341,769      32,015,767

Units redeemed                                       (49,925,723)    (32,452,054)

                                                    ------------    ------------

Net increase (decrease)                               12,416,046        (436,287)

Units outstanding, beginning                          16,364,346      16,800,633

                                                    ------------    ------------

Units outstanding, ending                             28,780,392      16,364,346

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                         $ 3,358,402,379

Cost of units redeemed                                            (3,328,547,887)

Account charges                                                       (1,776,174)

Net investment income (loss)                                           2,579,112

Net realized gain (loss)                                                     -

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         -

                                                                 ---------------

                                                                 $    30,657,430

                                                                 ===============



               AUL American Individual Variable Annuity Unit Trust

                                OneAmerica Funds

                                  Money Market

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  1.25    $  4,999           N/A          4.2%    12/31/06    $ 1.04    $25,658          1.30%     4.0%

12/31/05          1.20       6,257           N/A          3.4%    12/31/05      1.00     11,160          1.30%     1.0%

12/31/04          1.16       7,763           N/A          0.9%    12/31/04      0.99     10,017          1.30%     0.0%

12/31/03          1.15      10,465           N/A          0.0%    12/31/03      0.99     10,232          1.30%    -1.0%

12/31/02          1.15      36,447           N/A          1.8%    01/01/03      1.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        4.7%

12/31/05        2.7%

12/31/04        0.7%

12/31/03        0.7%

12/31/02        1.2%


               AUL American Individual Variable Annuity Unit Trust

                                OneAmerica Funds

                              Investment Grade Bond


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $  28,963,433     $  30,130,418          2,697,786

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $   10,850,456         1,477,922    $         7.34

Class B                           18,112,977         3,295,168              5.50

                              --------------    --------------

   Total                      $   28,963,433         4,773,090

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $    1,477,572

   Mortality & expense charges                                           235,164

                                                                  --------------

   Net investment income (loss)                                        1,242,408

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                             (272,382)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                 (210,860)

                                                                  --------------

   Net gain (loss)                                                      (483,242)

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      759,166

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $  1,242,408    $  1,056,605

   Net realized gain (loss)                             (272,382)         26,859

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                    (210,860)       (738,807)

                                                    ------------    ------------

Increase (decrease) in net assets from operations        759,166         344,657

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            7,694,415      11,475,787

   Cost of units redeemed                             (9,999,859)     (3,923,147)

   Account charges                                      (310,648)       (293,406)

                                                    ------------    ------------

   Increase (decrease)                                (2,616,092)      7,259,234

                                                    ------------    ------------

Net increase (decrease)                               (1,856,926)      7,603,891

Net assets, beginning                                 30,820,359      23,216,468

                                                    ------------    ------------

Net assets, ending                                  $ 28,963,433    $ 30,820,359

                                                    ============    ============

Units sold                                             1,419,052       2,096,409

Units redeemed                                        (1,835,575)       (706,148)

                                                    ------------    ------------

Net increase (decrease)                                 (416,523)      1,390,261

Units outstanding, beginning                           5,189,613       3,799,352

                                                    ------------    ------------

Units outstanding, ending                              4,773,090       5,189,613

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $73,034,775

Cost of units redeemed                                               46,463,590)

Account charges                                                      (1,305,814)

Net investment income (loss)                                          4,737,502

Net realized gain (loss)                                                116,716

Realized gain distributions                                              10,829

Net change in unrealized appreciation (depreciation)                 (1,166,985)

                                                                    -----------

                                                                    $28,963,433

                                                                    ===========



               AUL American Individual Variable Annuity Unit Trust

                                OneAmerica Funds

                              Investment Grade Bond

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  7.34    $ 10,850           N/A          3.8%    12/31/06    $ 5.50   $ 18,113          1.30%     2.6%

12/31/05          7.07      12,360           N/A          2.2%    12/31/05      5.36     18,460          1.30%     0.8%

12/31/04          6.92      12,985           N/A          4.1%    12/31/04      5.32     10,232          1.30%     2.7%

12/31/03          6.65      13,515           N/A          4.9%    12/31/03      5.18      8,625          1.30%     3.6%

12/31/02          6.34      12,988           N/A          7.8%    01/01/03      5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        4.9%

12/31/05        3.9%

12/31/04        3.6%

12/31/03        4.3%

12/31/02        5.7%


               AUL American Individual Variable Annuity Unit Trust

                                OneAmerica Funds

                                 Asset Director


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   66,057,172    $   59,945,970         3,530,580

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $   22,395,295         2,248,461    $         9.96

Class B                           43,661,877         5,435,517              8.03

                              --------------    --------------

   Total                      $   66,057,172         7,683,978

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $    1,467,203

   Mortality & expense charges                                           529,551

                                                                  --------------

   Net investment income (loss)                                          937,652

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                            1,905,790

   Realized gain distributions                                         2,591,039

   Net change in unrealized appreciation (depreciation)                  387,735

                                                                  --------------

   Net gain (loss)                                                     4,884,564

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    5,822,216

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    937,652    $    634,153

   Net realized gain (loss)                            1,905,790         973,868

   Realized gain distributions                         2,591,039       2,162,717

   Net change in unrealized appreciation

      (depreciation)                                     387,735          51,692

                                                    ------------    ------------

Increase (decrease) in net assets from operations      5,822,216       3,822,430

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                           12,619,594      14,616,709

   Cost of units redeemed                             13,421,763)     (8,174,998)

   Account charges                                      (617,791)       (570,033)

                                                    ------------    ------------

   Increase (decrease)                                (1,419,960)      5,871,678

                                                    ------------    ------------

Net increase (decrease)                                4,402,257       9,694,108

Net assets, beginning                                 61,654,915      51,960,807

                                                    ------------    ------------

Net assets, ending                                  $ 66,057,172    $ 61,654,915

                                                    ============    ============


Units sold                                             1,605,623       2,006,664

Units redeemed                                        (1,737,134)     (1,143,052)

                                                    ------------    ------------

Net increase (decrease)                                 (131,511)        863,612

Units outstanding, beginning                           7,815,489       6,951,877

                                                    ------------    ------------

Units outstanding, ending                              7,683,978       7,815,489

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 87,001,858

Cost of units redeemed                                               (38,978,005)

Account charges                                                       (2,123,028)

Net investment income (loss)                                           3,158,638

Net realized gain (loss)                                               3,788,435

Realized gain distributions                                            7,098,071

Net change in unrealized appreciation (depreciation)                   6,111,202

                                                                    ------------

                                                                    $ 66,057,172

                                                                    ============



               AUL American Individual Variable Annuity Unit Trust

                                OneAmerica Funds

                                 Asset Director

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  9.96    $ 22,395           N/A         10.6%   12/31/06    $  8.03    $43,662          1.30%     9.1%

12/31/05          9.01      22,429           N/A          7.6%   12/31/05       7.36     39,226          1.30%     6.2%

12/31/04          8.37      22,029           N/A         11.6%   12/31/04       6.93     29,932          1.30%    10.2%

12/31/03          7.50      20,413           N/A         27.3%   12/31/03       6.29     15,159          1.30%    25.8%

12/31/02          5.89      12,593           N/A         -2.5%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.3%

12/31/05        1.8%

12/31/04        1.7%

12/31/03        2.0%

12/31/02        3.4%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                 VIP High Income


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    6,723,763    $    6,794,292         1,058,911

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    2,628,343           475,546    $         5.53

Class B                            4,095,420           541,451              7.56

                              --------------    --------------

   Total                      $    6,723,763         1,016,997

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      506,686

   Mortality & expense charges                                            84,221

                                                                  --------------

   Net investment income (loss)                                          422,465

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                             (283,323)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  560,053

                                                                  --------------

   Net gain (loss)                                                       276,730

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      699,195

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    422,465    $  1,318,652

   Net realized gain (loss)                             (283,323)         20,645

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                     560,053      (1,145,417)

                                                    ------------    ------------

Increase (decrease) in net assets from operations        699,195         193,880

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                            3,657,029       4,362,326

   Cost of units redeemed                             (8,411,692)     (1,696,123)

   Account charges                                       (87,832)        (91,011)

                                                    ------------    ------------

   Increase (decrease)                                (4,842,495)      2,575,192

                                                    ------------    ------------

Net increase (decrease)                               (4,143,300)      2,769,072

Net assets, beginning                                 10,867,063       8,097,991

                                                    ------------    ------------

Net assets, ending                                  $  6,723,763    $ 10,867,063

                                                    ============    ============


Units sold                                               556,685         665,079

Units redeemed                                        (1,270,633)       (298,643)

                                                    ------------    ------------

Net increase (decrease)                                 (713,948)        366,436

Units outstanding, beginning                           1,730,945       1,364,509

                                                    ------------    ------------

Units outstanding, ending                              1,016,997       1,730,945

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 27,153,561

Cost of units redeemed                                               (22,011,689)

Account charges                                                         (347,042)

Net investment income (loss)                                           2,630,517

Net realized gain (loss)                                                (631,055)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     (70,529)

                                                                    ------------

                                                                    $  6,723,763

                                                                    ============



               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                 VIP High Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  5.53    $  2,629           N/A         11.2%   12/31/06    $  7.56    $ 4,095          1.30%     9.8%

12/31/05          4.97       2,734           N/A          2.7%   12/31/05       6.89      8,133          1.30%     1.5%

12/31/04          4.84       2,902           N/A          9.8%   12/31/04       6.79      5,196          1.30%     8.1%

12/31/03          4.41       4,498           N/A         27.1%   12/31/03       6.28      2,567          1.30%    25.6%

12/31/02          3.47       1,701           N/A          3.6%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06         5.8%

12/31/05        14.8%

12/31/04         8.8%

12/31/03         5.2%

12/31/02         9.6%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                   VIP Growth


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   13,222,757    $  10,972,025            368,630

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    7,855,566         1,564,742    $         5.02

Class B                            5,367,191           728,255              7.37

                              --------------    --------------

   Total                      $   13,222,757         2,292,997

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       54,562

   Mortality & expense charges                                            68,841

                                                                  --------------

   Net investment income (loss)                                          (14,279)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              (55,577)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  881,818

                                                                  --------------

   Net gain (loss)                                                       826,241

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      811,962

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    (14,279)   $      5,024

   Net realized gain (loss)                              (55,577)       (881,264)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                     881,818       1,579,352

                                                    ------------    ------------

Increase (decrease) in net assets from operations        811,962         703,112

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            1,504,115       1,238,091

   Cost of units redeemed                             (3,037,663)     (3,539,054)

   Account charges                                      (156,798)       (173,631)

                                                    ------------    ------------

   Increase (decrease)                                (1,690,346)     (2,474,594)

                                                    ------------    ------------

Net increase (decrease)                                 (878,384)     (1,771,482)

Net assets, beginning                                 14,101,141      15,872,623

                                                    ------------    ------------

Net assets, ending                                  $ 13,222,757    $ 14,101,141

                                                    ============    ============


Units sold                                               264,326         245,399

Units redeemed                                          (600,557)       (756,857)

                                                    ------------    ------------

Net increase (decrease)                                 (336,231)       (511,458)

Units outstanding, beginning                           2,629,228       3,140,686

                                                    ------------    ------------

Units outstanding, ending                              2,292,997       2,629,228

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 39,030,320

Cost of units redeemed                                               (23,566,436)

Account charges                                                       (1,014,794)

Net investment income (loss)                                           1,076,622

Net realized gain (loss)                                              (4,553,687)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                   2,250,732

                                                                    ------------

                                                                    $ 13,222,757

                                                                    ============



               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                   VIP Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  5.02    $  7,856           N/A          6.8%  12/31/06     $  7.37    $ 5,367          1.30%     5.4%

12/31/05          4.70       8,766           N/A          5.9%  12/31/05        6.99      5,335          1.30%     4.5%

12/31/04          4.44      10,148           N/A          3.3%  12/31/04        6.69      5,725          1.30%     2.0%

12/31/03          4.30      10,809           N/A         33.1%  12/31/03        6.56      3,740          1.30%    31.2%

12/31/02          3.23       7,598           N/A        -30.2%  01/01/03        5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.4%

12/31/05        0.5%

12/31/04        0.3%

12/31/03        0.3%

12/31/02        0.3%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  VIP Overseas


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Investments                   $   43,391,103    $   33,919,592         1,810,226

                              --------------    ==============    ==============

Payable to general account            (1,887)

                              --------------

Net assets                    $   43,389,216

                              ==============


                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    4,426,168           572,209    $         7.74

Class B                           38,963,048         3,583,975             10.87

                              --------------    --------------

   Total                      $   43,389,216         4,156,184

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      235,531

   Mortality & expense charges                                           382,179

                                                                  --------------

   Net investment income (loss)                                         (146,648)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              208,517

   Realized gain distributions                                           163,738

   Net change in unrealized appreciation (depreciation)                5,254,004

                                                                  --------------

   Net gain (loss)                                                     5,626,259

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    5,479,611

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $   (146,648)   $   (111,442)

   Net realized gain (loss)                              208,517         795,227

   Realized gain distributions                           163,738          82,096

   Net change in unrealized appreciation

      (depreciation)                                   5,254,004       2,685,882

                                                    ------------    ------------

Increase (decrease) in net assets from operations      5,479,611       3,451,763

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                           18,486,050      16,211,135

   Cost of units redeemed                             (4,907,675)     (9,250,316)

   Account charges                                      (299,328)       (176,829)

                                                    ------------    ------------

   Increase (decrease)                                13,279,047       6,783,990

                                                    ------------    ------------

Net increase (decrease)                               18,758,658      10,235,753

Net assets, beginning                                 24,630,558      14,394,805

                                                    ------------    ------------

Net assets, ending                                  $ 43,389,216    $ 24,630,558

                                                    ============    ============


Units sold                                             1,976,000       2,072,352

Units redeemed                                          (584,971)     (1,243,691)

                                                    ------------    ------------

Net increase (decrease)                                1,391,029         828,661

Units outstanding, beginning                           2,765,155       1,936,494

                                                    ------------    ------------

Units outstanding, ending                              4,156,184       2,765,155

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 298,656,339

Cost of units redeemed                                               (266,715,691)

Account charges                                                          (603,633)

Net investment income (loss)                                             (166,266)

Net realized gain (loss)                                                2,501,123

Realized gain distributions                                               245,834

Net change in unrealized appreciation (depreciation)                    9,471,510

                                                                    -------------

                                                                    $  43,389,216

                                                                    =============



               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  VIP Overseas

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  7.74    $  4,426           N/A         18.1%  12/31/06     $ 10.87    $38,963          1.30%    16.5%

12/31/05          6.55       2,738           N/A         19.1%  12/31/05        9.33     21,893          1.30%    17.5%

12/31/04          5.50       2,205           N/A         13.6%  12/31/04        7.94     12,190          1.30%    12.1%

12/31/03          4.84       1,936           N/A         43.2%  12/31/03        7.08        365          1.30%    41.6%

12/31/02          3.38         696           N/A        -20.3%  01/01/03        5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.7%

12/31/05        0.6%

12/31/04        1.1%

12/31/03        0.6%

12/31/02        0.8%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                VIP Asset Manager


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   10,201,209    $    8,931,154           649,263

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    6,879,150         1,093,664    $         6.29

Class B                            3,322,059           503,712              6.60

                              --------------    --------------

   Total                      $   10,201,209         1,597,376

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      326,580

   Mortality & expense charges                                            49,383

                                                                  --------------

   Net investment income (loss)                                          277,197

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              109,599

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  285,875

                                                                  --------------

   Net gain (loss)                                                       395,474

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      672,671

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    277,197    $    296,551

   Net realized gain (loss)                              109,599        (159,925)

   Realized gain distributions                               -             4,546

   Net change in unrealized appreciation

      (depreciation)                                     285,875         276,070

                                                    ------------    ------------

Increase (decrease) in net assets from operations        672,671         417,242

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              339,220         758,246

   Cost of units redeemed                             (3,057,406)     (2,298,516)

   Account charges                                      (134,694)       (153,989)

                                                    ------------    ------------

   Increase (decrease)                                (2,852,880)     (1,694,259)

                                                    ------------    ------------

Net increase (decrease)                               (2,180,209)     (1,277,017)

Net assets, beginning                                 12,381,417      13,658,434

                                                    ------------    ------------

Net assets, ending                                  $ 10,201,209    $ 12,381,417

                                                    ============    ============

Units sold                                                57,024         129,292

Units redeemed                                          (526,533)       (429,952)

                                                    ------------    ------------

Net increase (decrease)                                 (469,509)       (300,660)

Units outstanding, beginning                           2,066,885       2,367,545

                                                    ------------    ------------

Units outstanding, ending                              1,597,376       2,066,885

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 23,051,544

Cost of units redeemed                                               (14,223,613)

Account charges                                                         (855,559)

Net investment income (loss)                                           2,090,168

Net realized gain (loss)                                              (1,135,932)

Realized gain distributions                                                4,546

Net change in unrealized appreciation (depreciation)                   1,270,055

                                                                    ------------

                                                                    $ 10,201,209

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                VIP Asset Manager


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  6.29    $  6,879           N/A          7.3%   12/31/06    $  6.60    $ 3,322          1.30%     5.9%

12/31/05          5.86       7,823           N/A          4.1%   12/31/05       6.23      4,558          1.30%     2.8%

12/31/04          5.63       9,116           N/A          5.4%   12/31/04       6.06      4,542          1.30%     4.1%

12/31/03          5.34       9,541           N/A         17.9%   12/31/03       5.82      2,650          1.30%    16.4%

12/31/02          4.53       7,692           N/A         -8.7%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.9%

12/31/05        2.9%

12/31/04        2.8%

12/31/03        3.5%

12/31/02        3.8%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  VIP Index 500


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Investments                   $   62,869,149    $   50,386,438           389,656

Payable to general account            (1,594)   ==============    ==============

                              --------------

Net assets                    $   62,867,555

                              ==============


                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $   18,535,522         3,133,386    $         5.92

Class B                           44,332,033         5,414,600              8.19

                              --------------    --------------

   Total                      $   62,867,555         8,547,986

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

Investment income:

   Dividend income                                                $      863,348

   Mortality & expense charges                                           471,135

                                                                  --------------

   Net investment income (loss)                                          392,213

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                            1,738,396

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                5,719,568

                                                                  --------------

   Net gain (loss)                                                     7,457,964

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    7,850,177

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    392,213   $    386,425

   Net realized gain (loss)                             1,738,396        772,466

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                    5,719,568        796,741

                                                     ------------   ------------

Increase (decrease) in net assets from operations       7,850,177      1,955,632

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                            16,214,994     14,281,601

   Cost of units redeemed                             (10,224,285)    (6,155,717)

   Account charges                                       (567,134)      (481,243)

                                                     ------------   ------------

   Increase (decrease)                                  5,423,575      7,644,641

                                                     ------------   ------------

Net increase (decrease)                                13,273,752      9,600,273

Net assets, beginning                                  49,593,803     39,993,530

                                                     ------------   ------------

Net assets, ending                                   $ 62,867,555   $ 49,593,803

                                                     ============   ============

Units sold                                              2,287,776      2,151,281

Units redeemed                                         (1,756,152)    (1,178,678)

                                                     ------------   ------------

Net increase (decrease)                                   531,624        972,603

Units outstanding, beginning                            8,016,362      7,043,759

                                                     ------------   ------------

Units outstanding, ending                               8,547,986      8,016,362

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 97,304,805

Cost of units redeemed                                               (45,011,960)

Account charges                                                       (2,156,680)

Net investment income (loss)                                           1,526,896

Net realized gain (loss)                                              (1,276,623)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                  12,481,117

                                                                    ------------

                                                                    $ 62,867,555

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  VIP Index 500


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  5.92    $ 18,536           N/A         15.8%   12/31/06    $  8.19    $44,332          1.30%    14.2%

12/31/05          5.11      19,545           N/A          4.7%   12/31/05       7.17     30,049          1.30%     3.5%

12/31/04          4.88      20,918           N/A         10.7%   12/31/04       6.93     19,075          1.30%     9.3%

12/31/03          4.41      19,516           N/A         28.6%   12/31/03       9.34      9,011          1.30%    26.8%

12/31/02          3.43      13,272           N/A        -22.4%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06          1.5%

12/31/05          1.8%

12/31/04          1.3%

12/31/03          1.3%

12/31/02          1.2%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                VIP Equity-Income


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   41,633,874    $   38,098,235         1,589,079

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    9,229,831         1,218,706    $         7.57

Class B                           32,404,043         3,690,644              8.78

                              --------------    --------------

   Total                      $   41,633,874         4,909,350

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $    1,121,358

   Mortality & expense charges                                           328,596

                                                                  --------------

   Net investment income (loss)                                          792,762

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                              296,301

   Realized gain distributions                                         4,170,235

   Net change in unrealized appreciation (depreciation)                  718,104

                                                                  --------------

   Net gain (loss)                                                     5,184,640

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    5,977,402

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    792,762    $    144,623

   Net realized gain (loss)                              296,301         540,383

   Realized gain distributions                         4,170,235         779,084

   Net change in unrealized appreciation

      (depreciation)                                     718,104        (183,198)

                                                    ------------    ------------

Increase (decrease) in net assets from operations      5,977,402       1,280,892

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                           13,839,526      11,907,709

   Cost of units redeemed                             (4,657,042)     (7,670,486)

   Account charges                                      (324,283)       (252,157)

                                                    ------------    ------------

   Increase (decrease)                                 8,858,201       3,985,066

                                                    ------------    ------------

Net increase (decrease)                               14,835,603       5,265,958

Net assets, beginning                                 26,798,271      21,532,313

                                                    ------------    ------------

Net assets, ending                                  $ 41,633,874    $ 26,798,271

                                                    ============    ============

Units sold                                             1,797,206       1,712,404

Units redeemed                                          (681,984)     (1,191,721)

                                                    ------------    ------------

Net increase (decrease)                                1,115,222         520,683

Units outstanding, beginning                           3,794,128       3,273,445

                                                    ------------    ------------

Units outstanding, ending                              4,909,350       3,794,128

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 51,563,679

Cost of units redeemed                                               (19,525,216)

Account charges                                                       (1,003,135)

Net investment income (loss)                                           1,407,110

Net realized gain (loss)                                                 573,554

Realized gain distributions                                            5,082,243

Net change in unrealized appreciation (depreciation)                   3,535,639

                                                                    ------------

                                                                    $ 41,633,874

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                VIP Equity-Income


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  7.57    $  9,230           N/A        $20.2%   12/31/06    $  8.78    $32,404          1.30%    18.6%

12/31/05          6.30       7,329           N/A          5.9%   12/31/05       7.40     19,469          1.30%     4.5%

12/31/04          5.95       8,682           N/A         11.4%   12/31/04       7.08     12,850          1.30%    10.1%

12/31/03          5.34       8,353           N/A         30.6%   12/31/03       6.43      3,086          1.30%    28.6%

12/31/02          4.09       5,592           N/A        -16.8%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.3%

12/31/05        1.8%

12/31/04        1.5%

12/31/03        1.6%

12/31/02        1.3%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                VIP Contrafund(R)


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                                  December 31, 2006

                                     Investments at           Cost of       Mutual Fund

                                              Value       Investments            Shares

                                     --------------    --------------    --------------


                                     --------------    --------------    --------------

Investments                          $   41,591,497    $   31,777,981         1,321,624

Receivable from general account               1,690    ==============    ==============

                                     --------------

Net assets                           $   41,593,187

                                     ==============



                                                                Units      Accumulation

                                         Net Assets       Outstanding        Unit Value

                                     --------------    --------------    --------------


Class A                              $   15,970,315         1,923,434    $         8.30

Class B                                  25,622,872         2,785,199              9.20

                                     --------------    --------------

   Total                             $   41,593,187         4,708,633

                                     ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                       $      519,479

   Mortality & expense charges                                                  313,262

                                                                         --------------

   Net investment income (loss)                                                 206,217

                                                                         --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                   2,184,037

   Realized gain distributions                                                3,311,164

   Net change in unrealized appreciation (depreciation)                      (1,532,653)

                                                                         --------------

   Net gain (loss)                                                            3,962,548

                                                                         --------------

                                                                         --------------

Increase (decrease) in net assets from operations                        $    4,168,765

                                                                         ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                          Year ended         Year ended

                                                          12/31/2006         12/31/2005

                                                        ------------       ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                         $    206,217       $   (160,271)

   Net realized gain (loss)                                2,184,037            668,236

   Realized gain distributions                             3,311,164              6,099

   Net change in unrealized appreciation

      (depreciation)                                      (1,532,653)         4,806,098

                                                        ------------       ------------

Increase (decrease) in net assets from operations          4,168,765          5,320,162

                                                        ------------       ------------

Contract owner transactions:

   Proceeds from units sold                                7,607,821          6,584,170

   Cost of units redeemed                                 (8,663,870)        (4,923,034)

   Account charges                                          (417,665)          (375,251)

                                                        ------------       ------------

   Increase (decrease)                                    (1,473,714)         1,285,885

                                                        ------------       ------------

Net increase (decrease)                                    2,695,051          6,606,047

Net assets, beginning                                     38,898,136         32,292,089

                                                        ------------       ------------

Net assets, ending                                      $ 41,593,187       $ 38,898,136

                                                        ============       ============

Units sold                                                   938,061            906,785

Units redeemed                                            (1,129,516)          (748,363)

                                                        ------------       ------------

Net increase (decrease)                                     (191,455)           158,422

Units outstanding, beginning                               4,900,088          4,741,666

                                                        ------------       ------------

Units outstanding, ending                                  4,708,633          4,900,088

                                                        ============       ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                                   $ 53,599,967

Cost of units redeemed                                                      (26,141,839)

Account charges                                                              (1,582,607)

Net investment income (loss)                                                    553,648

Net realized gain (loss)                                                      2,031,549

Realized gain distributions                                                   3,317,263

Net change in unrealized appreciation (depreciation)                          9,815,206

                                                                           ------------

                                                                           $ 41,593,187

                                                                           ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                VIP Contrafund(R)


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  8.30    $ 15,970           N/A         11.7%    12/31/06    $ 9.20   $ 25,623          1.30%    10.3%

12/31/05          7.43      16,168           N/A         16.8%    12/31/05      8.34     22,730          1.30%    15.4%

12/31/04          6.36      14,416           N/A         15.6%    12/31/04      7.23     17,876          1.30%    14.0%

12/31/03          5.50      12,804           N/A         28.5%    12/31/03      6.34     10,876          1.30%    26.8%

12/31/02          4.28       9,121           N/A         -9.5%    01/01/03      5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.3%

12/31/05        0.3%

12/31/04        2.8%

12/31/03        0.4%

12/31/02        0.7%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2005


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                             December 31, 2006

                                Investments at           Cost of       Mutual Fund

                                         Value       Investments            Shares

                                --------------    --------------    --------------


                                --------------    --------------    --------------

Net assets                      $      216,282    $      208,823            18,961

                                ==============    ==============    ==============



                                                            Units     Accumulation

                                     Net Assets       Outstanding       Unit Value

                                  -------------     -------------     ------------


Class A                           $      28,148             4,820     $       5.84

Class B                                 188,134            32,893             5.72

                                  -------------     -------------

   Total                          $     216,282            37,713

                                  =============     =============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                  $        5,684

   Mortality & expense charges                                               1,276

                                                                    --------------

   Net investment income (loss)                                              4,408

                                                                    --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                    105

   Realized gain distributions                                                 919

   Net change in unrealized appreciation (depreciation)                      4,212

                                                                    --------------

   Net gain (loss)                                                           5,236

                                                                    --------------

                                                                    --------------

Increase (decrease) in net assets from operations                   $        9,644

                                                                    ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      4,408    $          (37)

   Net realized gain (loss)                                  105                 9

   Realized gain distributions                               919               -

   Net change in unrealized appreciation

      (depreciation)                                       4,212             3,247

                                                    ------------    --------------

Increase (decrease) in net assets from operations          9,644             3,219

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                              113,236            90,990

   Cost of units redeemed                                   (458)              -

   Account charges                                          (349)              -

                                                    ------------    --------------

   Increase (decrease)                                   112,429            90,990

                                                    ------------    --------------

Net increase (decrease)                                  122,073            94,209

Net assets, beginning                                     94,209               -

                                                    ------------    --------------

Net assets, ending                                  $    216,282    $       94,209

                                                    ============    ==============

Units sold                                                20,038            17,914

Units redeemed                                              (239)              -

                                                    ------------    --------------

Net increase (decrease)                                   19,799            17,914

Units outstanding, beginning                              17,914               -

                                                    ------------    --------------

Units outstanding, ending                                 37,713            17,914

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $      204,226

Cost of units redeemed                                                        (458)

Account charges                                                               (349)

Net investment income (loss)                                                 4,371

Net realized gain (loss)                                                       114

Realized gain distributions                                                    919

Net change in unrealized appreciation (depreciation)                         7,459

                                                                    --------------

                                                                    $      216,282

                                                                    ==============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2005


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  5.84    $     28           N/A          9.6%     12/31/06   $ 5.72      $ 188          1.30%     8.7%

12/31/05          5.33          -            N/A          0.0%     12/31/05     5.26         94          1.30%     5.2%

05/20/05          5.00          -            N/A          0.0%     05/20/05     5.00         -           0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.7%

12/31/05        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2010


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                             December 31, 2006

                                Investments at           Cost of       Mutual Fund

                                         Value       Investments            Shares

                                --------------    --------------    --------------


                                --------------    --------------    --------------

Net assets                      $       35,458    $       33,739             3,060

                                ==============    ==============    ==============



                                                            Units     Accumulation

                                     Net Assets       Outstanding       Unit Value

                                  -------------     -------------     ------------


Class A                           $       2,691               458     $       5.87

Class B                                  32,767             5,698             5.75

                                  -------------     -------------

   Total                          $      35,458             6,156

                                  =============     =============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                  $          596

   Mortality & expense charges                                                 329

                                                                    --------------

   Net investment income (loss)                                                267

                                                                    --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                     13

   Realized gain distributions                                                 149

   Net change in unrealized appreciation (depreciation)                      1,720

                                                                    --------------

   Net gain (loss)                                                           1,882

                                                                    --------------

                                                                    --------------

Increase (decrease) in net assets from operations                   $        2,149

                                                                    ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        267    $          -

   Net realized gain (loss)                                   13               -

   Realized gain distributions                               149               -

   Net change in unrealized appreciation

      (depreciation)                                       1,720               -

                                                    ------------    --------------

Increase (decrease) in net assets from operations          2,149               -

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                               33,440               -

   Cost of units redeemed                                    -                 -

   Account charges                                          (131)              -

                                                    ------------    --------------

   Increase (decrease)                                    33,309               -

                                                    ------------    --------------

Net increase (decrease)                                   35,458               -

Net assets, beginning                                        -                 -

                                                    ------------    --------------

Net assets, ending                                  $     35,458    $          -

                                                    ============    ==============

Units sold                                                 6,180               -

Units redeemed                                               (24)              -

                                                    ------------    --------------

Net increase (decrease)                                    6,156               -

Units outstanding, beginning                                 -                 -

                                                    ------------    --------------

Units outstanding, ending                                  6,156               -

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $       33,440

Cost of units redeemed                                                         -

Account charges                                                               (131)

Net investment income (loss)                                                   267

Net realized gain (loss)                                                        13

Realized gain distributions                                                    149

Net change in unrealized appreciation (depreciation)                         1,720

                                                                    --------------

                                                                    $       35,458

                                                                    ==============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2010


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  5.87    $      2           N/A          9.8%     12/31/06   $ 5.75    $    33          1.30%     8.5%

12/31/05          5.35         -             N/A          0.0%     12/31/05     5.30        -            0.00%     0.0%

05/20/05          5.00         -             N/A          0.0%     05/20/05     5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.4%

12/31/05        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2015


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                             December 31, 2006

                                Investments at           Cost of       Mutual Fund

                                         Value       Investments            Shares

                                --------------    --------------    --------------


                                --------------    --------------    --------------

Net assets                      $      100,130    $       97,178             8,393

                                ==============    ==============    ==============



                                                            Units     Accumulation

                                     Net Assets       Outstanding       Unit Value

                                  -------------     -------------     ------------


Class A                           $      54,213             9,002     $       6.02

Class B                                  45,917             7,785             5.90

                                  -------------     -------------

   Total                          $     100,130            16,787

                                  =============     =============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        1,145

   Mortality & expense charges                                               349

                                                                  --------------

   Net investment income (loss)                                              796

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                2,443

   Realized gain distributions                                               741

   Net change in unrealized appreciation (depreciation)                    2,193

                                                                  --------------

   Net gain (loss)                                                         5,377

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        6,173

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        796    $          137

   Net realized gain (loss)                                2,443                 1

   Realized gain distributions                               741               -

   Net change in unrealized appreciation

      (depreciation)                                       2,193               759

                                                    ------------    --------------

Increase (decrease) in net assets from operations          6,173               897

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                               85,512            41,187

   Cost of units redeemed                                (33,160)              -

   Account charges                                          (385)              (94)

                                                    ------------    --------------

   Increase (decrease)                                    51,967            41,093

                                                    ------------    --------------

Net increase (decrease)                                   58,140            41,990

Net assets, beginning                                     41,990               -

                                                    ------------    --------------

Net assets, ending                                  $    100,130    $       41,990

                                                    ============    ==============

Units sold                                                16,387             7,818

Units redeemed                                            (7,401)              (18)

                                                    ------------    --------------

Net increase (decrease)                                    8,986             7,800

Units outstanding, beginning                               7,800               -

                                                    ------------    --------------

Units outstanding, ending                                 16,786             7,800

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $      126,699

Cost of units redeemed                                                     (33,160)

Account charges                                                               (479)

Net investment income (loss)                                                   933

Net realized gain (loss)                                                     2,444

Realized gain distributions                                                    741

Net change in unrealized appreciation (depreciation)                         2,952

                                                                    --------------

                                                                    $      100,130

                                                                    ==============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2015


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  6.02    $     54           N/A         11.7%     12/31/06   $ 5.90    $    46          1.30%    10.2%

12/31/05          5.39           7           N/A          7.8%     12/31/05     5.35         34          1.30%     7.0%

05/20/05          5.00         -             N/A          0.0%     05/20/05     5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.6%

12/31/05        1.4%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2020


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                             December 31, 2006

                                Investments at           Cost of       Mutual Fund

                                         Value       Investments            Shares

                                --------------    --------------    --------------


                                --------------    --------------    --------------

Net assets                      $       96,404    $       91,596             7,967

                                ==============    ==============    ==============



                                                            Units     Accumulation

                                     Net Assets       Outstanding       Unit Value

                                  -------------     -------------     ------------


Class A                           $      29,966             4,890     $       6.13

Class B                                  66,438            11,071             6.00

                                  -------------     -------------

   Total                          $      96,404            15,961

                                  =============     =============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                  $        1,431

   Mortality & expense charges                                                 760

                                                                    --------------

   Net investment income (loss)                                                671

                                                                    --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  2,265

   Realized gain distributions                                                 856

   Net change in unrealized appreciation (depreciation)                      3,293

                                                                    --------------

   Net gain (loss)                                                           6,414

                                                                    --------------

                                                                    --------------

Increase (decrease) in net assets from operations                   $        7,085

                                                                    ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        671    $          155

   Net realized gain (loss)                                2,265                 5

   Realized gain distributions                               856               -

   Net change in unrealized appreciation

      (depreciation)                                       3,293             1,515

                                                    ------------    --------------

Increase (decrease) in net assets from operations          7,085             1,675

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                               68,165            57,812

   Cost of units redeemed                                (37,885)              -

   Account charges                                          (368)              (80)

                                                    ------------    --------------

   Increase (decrease)                                    29,912            57,732

                                                    ------------    --------------

Net increase (decrease)                                   36,997            59,407

Net assets, beginning                                     59,407               -

                                                    ------------    --------------

Net assets, ending                                  $     96,404    $       59,407

                                                    ============    ==============

Units sold                                                11,821            11,017

Units redeemed                                            (6,862)              (15)

                                                    ------------    --------------

Net increase (decrease)                                    4,959            11,002

Units outstanding, beginning                              11,002               -

                                                    ------------    --------------

Units outstanding, ending                                 15,961            11,002

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $      125,977

Cost of units redeemed                                                     (37,885)

Account charges                                                               (448)

Net investment income (loss)                                                   826

Net realized gain (loss)                                                     2,270

Realized gain distributions                                                    856

Net change in unrealized appreciation (depreciation)                         4,808

                                                                    --------------

                                                                    $       96,404

                                                                    ==============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2020


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  6.13    $     30           N/A         12.0%     12/31/06   $ 6.00    $    66          1.30%    11.1%

12/31/05          5.47         -             N/A          0.0%     12/31/05     5.40         59          1.30%     8.0%

05/20/05          5.00         -             N/A          0.0%     05/20/05     5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.8%

12/31/05        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2025


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      279,917    $      268,537            22,982

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $       38,250             6,168    $         6.20

Class B                              241,667            39,791              6.07

                              --------------    --------------

   Total                      $      279,917            45,959

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        4,571

   Mortality & expense charges                                             2,473

                                                                  --------------

   Net investment income (loss)                                            2,098

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                2,348

   Realized gain distributions                                             3,791

   Net change in unrealized appreciation (depreciation)                   10,674

                                                                  --------------

   Net gain (loss)                                                        16,813

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       18,911

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      2,098    $          114

   Net realized gain (loss)                                2,348               (14)

   Realized gain distributions                             3,791               -

   Net change in unrealized appreciation

       (depreciation)                                     10,674               706

                                                    ------------    --------------

Increase (decrease) in net assets from operations         18,911               806

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                              259,958            40,149

   Cost of units redeemed                                (35,236)           (4,387)

   Account charges                                          (220)              (64)

                                                    ------------    --------------

   Increase (decrease)                                   224,502            35,698

                                                    ------------    --------------

Net increase (decrease)                                  243,413            36,504

Net assets, beginning                                     36,504               -

                                                    ------------    --------------

Net assets, ending                                  $    279,917    $       36,504

                                                    ============    ==============

Units sold                                                45,517             7,510

Units redeemed                                            (6,232)             (836)

                                                    ------------    --------------

Net increase (decrease)                                   39,285             6,674

Units outstanding, beginning                               6,674               -

                                                    ------------    --------------

Units outstanding, ending                                 45,959             6,674

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    300,107

Cost of units redeemed                                                   (39,623)

Account charges                                                             (284)

Net investment income (loss)                                               2,212

Net realized gain (loss)                                                   2,334

Realized gain distributions                                                3,791

Net change in unrealized appreciation (depreciation)                      11,380

                                                                    ------------

                                                                    $    279,917

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2025


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  6.20    $     38           N/A         12.6%     12/31/06   $ 6.07    $   242          1.30%    11.6%

12/31/05          5.51         -             N/A          0.0%     12/31/05     5.44         36          1.30%     8.8%

05/20/05          5.00         -             N/A          0.0%     05/20/05     5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.9%

12/31/05        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2030


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      183,987    $      176,105            14,791

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      130,987            20,827    $         6.29

Class B                               53,000             8,605              6.16

                              --------------    --------------

   Total                      $      183,987            29,432

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        2,712

   Mortality & expense charges                                               486

                                                                  --------------

   Net investment income (loss)                                            2,226

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                               (1,293)

   Realized gain distributions                                             1,875

   Net change in unrealized appreciation (depreciation)                    7,877

                                                                  --------------

   Net gain (loss)                                                         8,459

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       10,685

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      2,226    $          (27)

   Net realized gain (loss)                               (1,293)              667

   Realized gain distributions                             1,875               -

   Net change in unrealized appreciation

      (depreciation)                                       7,877                 5

                                                    ------------    --------------

Increase (decrease) in net assets from operations         10,685               645

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                              286,123            14,163

   Cost of units redeemed                               (113,118)          (13,767)

   Account charges                                          (741)               (3)

                                                    ------------    --------------

   Increase (decrease)                                   172,264               393

                                                    ------------    --------------

Net increase (decrease)                                  182,949             1,038

Net assets, beginning                                      1,038               -

                                                    ------------    --------------

Net assets, ending                                  $    183,987    $        1,038

                                                    ============    ==============

Units sold                                                51,445             2,782

Units redeemed                                           (22,201)           (2,594)

                                                    ------------    --------------

Net increase (decrease)                                   29,244               188

Units outstanding, beginning                                 188               -

                                                    ------------    --------------

Units outstanding, ending                                 29,432               188

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    300,286

Cost of units redeemed                                                  (126,885)

Account charges                                                             (744)

Net investment income (loss)                                               2,199

Net realized gain (loss)                                                    (626)

Realized gain distributions                                                1,875

Net change in unrealized appreciation (depreciation)                       7,882

                                                                    ------------

                                                                    $    183,987

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                  Freedom 2030


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  6.29    $    131           N/A         13.1%     12/31/06   $ 6.16    $    53          1.30%    11.6%

12/31/05          5.56         -             N/A          0.0%     12/31/05     5.52          1          1.30%    10.4%

05/20/05          5.00         -             N/A          0.0%     05/20/05     5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.9%

12/31/05        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                 Freedom Income


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      412,051    $      394,992            38,529

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $        9,285             1,709    $         5.43

Class B                              402,766            74,135              5.43

                              --------------    --------------

   Total                      $      412,051            75,844

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       11,978

   Mortality & expense charges                                             5,131

                                                                  --------------

   Net investment income (loss)                                            6,847

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                1,557

   Realized gain distributions                                             1,874

   Net change in unrealized appreciation (depreciation)                   11,698

                                                                  --------------

   Net gain (loss)                                                        15,129

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       21,976

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      6,847    $       (2,392)

   Net realized gain (loss)                                1,557               214

   Realized gain distributions                             1,874               -

   Net change in unrealized appreciation

      (depreciation)                                      11,698             5,361

                                                    ------------    --------------

Increase (decrease) in net assets from operations         21,976             3,183

                                                    ------------    --------------


Contract owner transactions:

   Proceeds from units sold                               29,962           407,270

   Cost of units redeemed                                (30,601)          (14,727)

   Account charges                                        (3,378)           (1,634)

                                                    ------------    --------------

   Increase (decrease)                                    (4,017)          390,909

                                                    ------------    --------------

Net increase (decrease)                                   17,959           394,092

Net assets, beginning                                    394,092               -

                                                    ------------    --------------

Net assets, ending                                  $    412,051    $      394,092

                                                    ============    ==============

Units sold                                                 6,159            79,782

Units redeemed                                            (6,888)           (3,209)

                                                    ------------    --------------

Net increase (decrease)                                     (729)           76,573

Units outstanding, beginning                              76,573               -

                                                    ------------    --------------

Units outstanding, ending                                 75,844            76,573

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    437,232

Cost of units redeemed                                                   (45,328)

Account charges                                                           (5,012)

Net investment income (loss)                                               4,455

Net realized gain (loss)                                                   1,771

Realized gain distributions                                                1,874

Net change in unrealized appreciation (depreciation)                      17,059

                                                                    ------------

                                                                    $    412,051

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Fidelity

                                 Freedom Income


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  5.43    $      9           N/A          5.6%      12/31/06   $5.43     $  403          1.30%     6.5%

12/31/05          5.14           2           N/A          2.8%      12/31/05    5.10        388          1.30%     2.0%

05/20/05          5.00         -             N/A          0.0%      05/20/05    5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.0%

12/31/05        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                American Century

                                VP International


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Investments                   $   20,748,605    $   16,654,654         2,049,237

Payable to general account            (1,004)   ==============    ==============

                              --------------

Net assets                    $   20,747,601

                              ==============


                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    2,984,518           404,932    $         7.37

Class B                           17,763,083         1,846,697              9.62

                              --------------    --------------

   Total                      $   20,747,601         2,251,629

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $      338,523

  Mortality & expense charges                                            216,468

                                                                  --------------

  Net investment income (loss)                                           122,055

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                             1,602,316

  Realized gain distributions                                               -

  Net change in unrealized appreciation (depreciation)                 1,777,549

                                                                  --------------

  Net gain (loss)                                                      3,379,865

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    3,501,920

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    122,055   $    (51,501)

   Net realized gain (loss)                             1,602,316         36,068

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                    1,777,549      1,907,217

                                                     ------------   ------------

Increase (decrease) in net assets from operations       3,501,920      1,891,784

                                                     ------------   ------------


Contract owner transactions:

   Proceeds from units sold                            10,518,613     13,521,771

   Cost of units redeemed                             (11,043,874)    (1,026,824)

   Account charges                                       (179,793)       (92,919)

                                                     ------------   ------------

   Increase (decrease)                                   (705,054)    12,402,028

                                                     ------------   ------------

Net increase (decrease)                                 2,796,866     14,293,812

Net assets, beginning                                  17,950,735      3,656,923

                                                     ------------   ------------

Net assets, ending                                   $ 20,747,601   $ 17,950,735

                                                     ============   ============


Units sold                                              1,294,552      1,970,187

Units redeemed                                         (1,446,386)      (169,216)

                                                     ------------   ------------

Net increase (decrease)                                  (151,834)     1,800,971

Units outstanding, beginning                            2,403,463        602,492

                                                     ------------   ------------

Units outstanding, ending                               2,251,629      2,403,463

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 89,526,407

Cost of units redeemed                                               (74,267,303)

Account charges                                                         (354,067)

Net investment income (loss)                                             152,622

Net realized gain (loss)                                               1,595,991

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                   4,093,951

                                                                    ------------

                                                                    $ 20,747,601

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                American Century

                                VP International


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                 CLASS A                                                      CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   7.37   $   2,985           N/A         24.9%   12/31/06   $   9.62    $17,763          1.30%    23.5%

12/31/05          5.90       2,426           N/A         13.5%   12/31/05       7.79     15,525          1.30%    11.8%

12/31/04          5.20       1,601           N/A         14.8%   12/31/04       6.97      2,056          1.30%    13.3%

12/31/03          4.53       1,986           N/A         24.5%   12/31/03       6.15        397          1.30%    23.0%

12/31/02          3.64         922           N/A        -20.4%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06          1.7%

12/31/05          1.0%

12/31/04          0.5%

12/31/03          0.6%

12/31/02          0.7%


               AUL American Individual Variable Annuity Unit Trust

                                American Century

                                VP Inome & Growth


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Investments                   $   44,022,462   $    36,738,169         5,100,322

Payable to general account            (2,014)   ==============    ==============

                              --------------

Net assets                    $   44,020,448

                              ==============


                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    4,568,475           691,294    $         6.61

Class B                           39,451,973         4,640,391              8.50

                              --------------    --------------

   Total                      $   44,020,448         5,331,685

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $      502,435

  Mortality & expense charges                                            376,200

                                                                  --------------

  Net investment income (loss)                                           126,235

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                               355,527

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                 5,098,893

                                                                  --------------

  Net gain (loss)                                                      5,454,420

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    5,580,655

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    126,235   $    146,437

   Net realized gain (loss)                               355,527        598,918

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                    5,098,893        144,483

                                                     ------------   ------------

Increase (decrease) in net assets from operations       5,580,655        889,838

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                            18,049,477     13,510,585

   Cost of units redeemed                              (4,384,615)    (5,270,506)

   Account charges                                       (319,378)      (209,812)

                                                     ------------   ------------

   Increase (decrease)                                 13,345,484      8,030,267

                                                     ------------   ------------

Net increase (decrease)                                18,926,139      8,920,105

Net assets, beginning                                  25,094,309     16,174,204

                                                     ------------   ------------

Net assets, ending                                   $ 44,020,448   $ 25,094,309

                                                     ============   ============


Units sold                                              2,413,366      1,923,230

Units redeemed                                           (674,837)      (795,357)

                                                     ------------   ------------

Net increase (decrease)                                 1,738,529      1,127,873

Units outstanding, beginning                            3,593,156      2,465,283

                                                     ------------   ------------

Units outstanding, ending                               5,331,685      3,593,156

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 49,652,836

Cost of units redeemed                                               (13,250,641)

Account charges                                                         (728,043)

Net investment income (loss)                                             361,318

Net realized gain (loss)                                                 700,685

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                   7,284,293

                                                                    ------------

                                                                    $ 44,020,448

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                American Century

                                VP Inome & Growth


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                 CLASS A                                                      CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   6.61   $   4,568           N/A         17.2%   12/31/06   $   8.50    $39,452          1.30%    15.5%

12/31/05          5.64       4,407           N/A          4.6%   12/31/05       7.36     20,687          1.30%     3.4%

12/31/04          5.39       4,320           N/A         13.0%   12/31/04       7.12     11,854          1.30%    11.6%

12/31/03          4.77       3,553           N/A         29.3%   12/31/03       6.38      2,654          1.30%    27.6%

12/31/02          3.69       2,372           N/A        -19.4%   12/31/02       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06          1.5%

12/31/05          2.0%

12/31/04          1.4%

12/31/03          1.3%

12/31/02          1.0%


               AUL American Individual Variable Annuity Unit Trust

                                American Century

                                    VP Ultra


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      121,786    $      116,511            12,130

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $       29,040             5,414   $          5.36

Class B                               92,746            17,691              5.24

                              --------------    --------------

   Total                      $      121,786            23,105

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                                876

                                                                  --------------

  Net investment income (loss)                                              (876)

                                                                  --------------


Gain (loss) on investments:

  Net realized gain (loss)                                                 3,660

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                     4,677

                                                                  --------------

  Net gain (loss)                                                          8,337

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        7,461

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 5/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $       (876) $           (3)

   Net realized gain (loss)                                3,660               1

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                       4,677             598

                                                    ------------  --------------

Increase (decrease) in net assets from operations          7,461             596

                                                    ------------  --------------

Contract owner transactions:

   Proceeds from units sold                              291,339          12,742

   Cost of units redeemed                               (189,627)            -

   Account charges                                          (682)            (43)

                                                    ------------  --------------

   Increase (decrease)                                   101,030          12,699

                                                    ------------  --------------

Net increase (decrease)                                  108,491          13,295

Net assets, beginning                                     13,295             -

                                                    ------------  --------------

Net assets, ending                                  $    121,786  $       13,295

                                                    ============  ==============

Units sold                                                58,296           2,410

Units redeemed                                           (37,593)             (8)

                                                    ------------  --------------

Net increase (decrease)                                   20,703           2,402

Units outstanding, beginning                               2,402             -

                                                    ------------  --------------

Units outstanding, ending                                 23,105           2,402

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    304,081

Cost of units redeemed                                                  (189,627)

Account charges                                                             (725)

Net investment income (loss)                                                (879)

Net realized gain (loss)                                                   3,661

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                       5,275

                                                                    ------------

                                                                    $    121,786

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                American Century

                                    VP Ultra


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                     CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   5.36    $     29           N/A         -3.3%   12/31/06   $   5.24    $    93          1.30%    -4.7%

12/31/05          5.54          11           N/A         10.8%   12/31/05       5.50          2          1.30%    10.0%

04/20/05          5.00          -            N/A          0.0%   04/20/05       5.00         -           0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           0.0%

12/31/05           0.0%


               AUL American Individual Variable Annuity Unit Trust

                                American Century

                                    VP Vista


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Investments                   $   21,703,091    $   20,210,243         1,378,773

Payable to general account            (1,200)   ==============    ==============

                              --------------

Net assets                    $   21,701,891

                              ==============


                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      821,930           130,716    $         6.29

Class B                           20,879,961         3,393,440              6.15

                              --------------    --------------

   Total                      $   21,701,891         3,524,156

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                            121,389

                                                                  --------------

  Net investment income (loss)                                          (121,389)

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                 1,451

  Realized gain distributions                                                117

  Net change in unrealized appreciation (depreciation)                 1,491,562

                                                                  --------------

  Net gain (loss)                                                      1,493,130

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,371,741

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 5/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $   (121,389) $          (22)

   Net realized gain (loss)                                1,451               7

   Realized gain distributions                               117             -

   Net change in unrealized appreciation

      (depreciation)                                   1,491,562           1,286

                                                    ------------  --------------

Increase (decrease) in net assets from operations      1,371,741           1,271

                                                    ------------  --------------

Contract owner transactions:

   Proceeds from units sold                           21,204,767          31,986

   Cost of units redeemed                               (819,352)           (126)

   Account charges                                       (88,322)            (74)

                                                    ------------  --------------

   Increase (decrease)                                20,297,093          31,786

                                                    ------------  --------------

Net increase (decrease)                               21,668,834          33,057

Net assets, beginning                                     33,057             -

                                                    ------------  --------------

Net assets, ending                                  $ 21,701,891  $       33,057

                                                    ============  ==============

Units sold                                             3,684,236           5,790

Units redeemed                                          (165,835)            (36)

                                                    ------------  --------------

Net increase (decrease)                                3,518,402           5,754

Units outstanding, beginning                               5,754             -

                                                    ------------  --------------

Units outstanding, ending                              3,524,156           5,754

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 21,236,753

Cost of units redeemed                                                  (819,478)

Account charges                                                          (88,396)

Net investment income (loss)                                            (121,411)

Net realized gain (loss)                                                   1,458

Realized gain distributions                                                  117

Net change in unrealized appreciation (depreciation)                   1,492,848

                                                                    ------------

                                                                    $ 21,701,891

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                American Century

                                    VP Vista


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   6.29    $    822           N/A          9.0%   12/31/06   $   6.15    $20,880          1.30%     7.6%

12/31/05          5.77          17           N/A         15.4%   12/31/05       5.72         16          1.30%    14.4%

04/20/05          5.00         -             N/A          0.0%   12/31/04       5.00          -          0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06       0.0%

12/31/05       0.0%


               AUL American Individual Variable Annuity Unit Trust

                                      Alger

                                 American Growth


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   20,280,137   $    15,514,487           492,202

                              ==============   ===============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $   11,974,405         2,347,950    $         5.10

Class B                            8,305,732         1,041,617              7.97

                              --------------    --------------

   Total                      $   20,280,137         3,389,567

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $       26,434

  Mortality & expense charges                                            108,895

                                                                  --------------

  Net investment income (loss)                                           (82,461)

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                               725,832

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                   256,026

                                                                  --------------

  Net gain (loss)                                                        981,858

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      899,397

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    (82,461)  $    (59,656)

   Net realized gain (loss)                               725,832        321,898

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                      256,026      2,163,190

                                                     ------------   ------------

Increase (decrease) in net assets from operations         899,397      2,425,432

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                             1,315,619      1,426,108

   Cost of units redeemed                              (4,943,431)    (5,084,354)

   Account charges                                       (247,085)      (275,921)

                                                     ------------   ------------

   Increase (decrease)                                 (3,874,897)    (3,934,167)

                                                     ------------   ------------

Net increase (decrease)                                (2,975,500)    (1,508,735)

Net assets, beginning                                  23,255,637     24,764,372

                                                     ------------   ------------

Net assets, ending                                   $ 20,280,137   $ 23,255,637

                                                     ============   ============

Units sold                                                241,162        287,292

Units redeemed                                           (960,970)    (1,093,376)

                                                     ------------   ------------

Net increase (decrease)                                  (719,808)      (806,084)

Units outstanding, beginning                            4,109,375      4,915,459

                                                     ------------   ------------

Units outstanding, ending                               3,389,567      4,109,375

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $ 259,232,601

Cost of units redeemed                                              (237,450,888)

Account charges                                                       (1,581,754)

Net investment income (loss)                                           2,918,702

Net realized gain (loss)                                              (7,615,501)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                   4,765,650

                                                                   -------------

                                                                   $  20,268,810

                                                                   =============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                      Alger

                                 American Growth


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   5.10   $  11,974           N/A          5.2%   12/31/06   $   7.97    $ 8,306          1.30%     3.8%

12/31/05          4.85      14,240           N/A         12.0%   12/31/05       7.68      9,016          1.30%    10.5%

12/31/04          4.33      15,519           N/A          5.6%   12/31/04       6.95      9,245          1.30%     4.2%

12/31/03          4.10      16,633           N/A         34.9%   12/31/03       6.67      7,355          1.30%    33.4%

12/31/02          3.04      11,995           N/A        -32.9%   01/01/03       5.00         -           0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.1%

12/31/05        0.2%

12/31/04        0.0%

12/31/03        0.0%

12/31/02        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                     Alger

                               American Small Cap


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    6,055,171    $    4,782,831           212,996

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    3,512,415           764,475    $         4.59

Class B                            2,542,756           230,126             11.05

                              --------------    --------------

   Total                      $    6,055,171           994,601

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                             65,171

                                                                  --------------

  Net investment income (loss)                                           (65,171)

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                             1,653,804

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                  (468,560)

                                                                  --------------

  Net gain (loss)                                                      1,185,244

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,120,073

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    (65,171)  $    (48,690)

   Net realized gain (loss)                             1,653,804        192,686

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                     (468,560)     1,008,209

                                                     ------------   ------------

Increase (decrease) in net assets from operations       1,120,073      1,152,205

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                             3,363,756      5,008,160

   Cost of units redeemed                              (8,189,742)    (1,438,571)

   Account charges                                        (84,914)       (74,364)

                                                     ------------   ------------

   Increase (decrease)                                 (4,910,900)     3,495,225

                                                     ------------   ------------

Net increase (decrease)                                (3,790,827)     4,647,430

Net assets, beginning                                   9,845,998      5,198,568

                                                     ------------   ------------

Net assets, ending                                   $  6,055,171   $  9,845,998

                                                     ============   ============

Units sold                                                437,072        713,488

Units redeemed                                         (1,035,257)      (371,642)

                                                     ------------   ------------

Net increase (decrease)                                  (598,185)       341,846

Units outstanding, beginning                            1,592,786      1,250,940

                                                     ------------   ------------

Units outstanding, ending                                 994,601      1,592,786

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                         $ 1,681,623,571

Cost of units redeemed                                            (1,678,471,772)

Account charges                                                         (431,292)

Net investment income (loss)                                            (128,068)

Net realized gain (loss)                                               2,190,392

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                   1,272,340

                                                                 ---------------

                                                                 $     6,055,171

                                                                 ===============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                      Alger

                               American Small Cap


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                             CLASS A                                                                CLASS B


                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   4.59   $   3,512           N/A          19.8%  12/31/06   $  11.05    $ 2,543          1.30%    18.4%

12/31/05          3.83       3,488           N/A          16.8%  12/31/05       9.33      6,358          1.30%    15.5%

12/31/04          3.28       3,347           N/A          16.7%  12/31/04       8.08      1,852          1.30%    14.9%

12/31/03          2.81       3,792           N/A          42.6%  12/31/03       7.03        500          1.30%    40.6%

12/31/02          1.97       1,391           N/A         -26.5%  01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06      0.0%

12/31/05      0.0%

12/31/04      0.0%

12/31/03      0.0%

12/31/02      0.0%


               AUL American Individual Variable Annuity Unit Trust

                                     Calvert

                              Social Mid-Cap Growth


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,640,404    $    1,363,042            57,985

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    1,217,894           213,659    $         5.70

Class B                              422,510            57,606              7.33

                              --------------    --------------

   Total                      $    1,640,404           271,265

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                              5,537

                                                                  --------------

  Net investment income (loss)                                            (5,537)

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                37,826

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                    78,220

                                                                  --------------

  Net gain (loss)                                                        116,046

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      110,509

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $     (5,537)  $     (4,404)

   Net realized gain (loss)                                37,826         (8,953)

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                       78,220         12,454

                                                     ------------   ------------

Increase (decrease) in net assets from operations         110,509           (903)

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               172,451        260,953

   Cost of units redeemed                                (425,433)      (270,886)

   Account charges                                        (20,293)       (22,432)

                                                     ------------   ------------

   Increase (decrease)                                   (273,275)       (32,365)

                                                     ------------   ------------

Net increase (decrease)                                  (162,766)       (33,268)

Net assets, beginning                                   1,803,170      1,836,438

                                                     ------------   ------------

Net assets, ending                                   $  1,640,404   $  1,803,170

                                                     ============   ============

Units sold                                                 28,793         41,805

Units redeemed                                            (79,151)       (53,910)

                                                     ------------   ------------

Net increase (decrease)                                   (50,358)       (12,105)

Units outstanding, beginning                              321,623        333,728

                                                     ------------   ------------

Units outstanding, ending                                 271,265        321,623

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  4,120,882

Cost of units redeemed                                                (2,362,598)

Account charges                                                         (118,852)

Net investment income (loss)                                             148,388

Net realized gain (loss)                                                (428,281)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     277,363

                                                                    ------------

                                                                    $  1,636,902

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                     Calvert

                              Social Mid-Cap Growth


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                 CLASS A                                                        CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   5.70   $   1,218           N/A          6.9%   12/31/06   $   7.33    $   422          1.30%     5.5%

12/31/05          5.33       1,426           N/A          0.4%   12/31/05       6.95        377          1.30%    -0.9%

12/31/04          5.31       1,573           N/A          9.3%   12/31/04       7.01        263          1.30%     7.8%

12/31/03          4.86       1,629           N/A         31.7%   12/31/03       6.50         43          1.30%    30.0%

12/31/02          3.69       1,139           N/A        -28.2%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06         0.0%

12/31/05         0.0%

12/31/04         0.0%

12/31/03         0.0%

12/31/02         0.0%


               AUL American Individual Variable Annuity Unit Trust

                                   Old Mutual

                                    Growth II


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,713,166    $    1,609,087           136,873

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    1,347,124           283,262   $          4.76

Class B                              366,042            48,201              7.59

                              --------------    --------------

   Total                      $    1,713,166           331,463

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                              4,611

                                                                  --------------

  Net investment income (loss)                                            (4,611)

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                10,629

  Realized gain distributions                                               -

  Net change in unrealized appreciation (depreciation)                   114,589

                                                                  --------------

  Net gain (loss)                                                        125,218

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      120,607

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $     (4,611)  $     (3,938)

   Net realized gain (loss)                                10,629        365,956

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                      114,589       (158,078)

                                                     ------------   ------------

Increase (decrease) in net assets from operations         120,607        203,940

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               103,726        151,716

   Cost of units redeemed                                (421,728)      (316,734)

   Account charges                                        (21,681)       (22,885)

                                                     ------------   ------------

   Increase (decrease)                                   (339,683)      (187,903)

                                                     ------------   ------------

Net increase (decrease)                                  (219,076)        16,037

Net assets, beginning                                   1,932,242      1,916,205

                                                     ------------   ------------

Net assets, ending                                   $  1,713,166   $  1,932,242

                                                     ============   ============

Units sold                                                 19,231         35,258

Units redeemed                                            (94,393)       (82,125)

                                                     ------------   ------------

Net increase (decrease)                                   (75,162)       (46,867)

Units outstanding, beginning                              406,625        453,492

                                                     ------------   ------------

Units outstanding, ending                                 331,463        406,625

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $ 405,813,729

Cost of units redeemed                                              (402,819,867)

Account charges                                                         (185,669)

Net investment income (loss)                                              31,621

Net realized gain (loss)                                              (1,224,744)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     104,079

                                                                   -------------

                                                                   $   1,719,149

                                                                   =============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                   Old Mutual

                                    Growth II


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                CLASS A                                                         CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   4.76   $   1,347           N/A          7.1%   12/31/06   $   7.59    $   366          1.30%     5.8%

12/31/05          4.44       1,596           N/A         11.6%   12/31/05       7.18        336          1.30%    10.0%

12/31/04          3.98       1,636           N/A          6.4%   12/31/04       6.53        281          1.30%     5.3%

12/31/03          3.74       1,782           N/A         25.9%   12/31/03       6.20        153          1.30%    24.0%

12/31/02          2.97       1,385           N/A        -30.4%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%

12/31/04        0.0%

12/31/03        0.0%

12/31/02        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                   Old Mutual

                           Technology & Communication


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    2,528,492    $    2,413,654           948,188

                              ==============    ==============    ==============

                              ==============


                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    2,076,383           740,272    $         2.80

Class B                              452,109            53,505              8.45

                              --------------    --------------

   Total                      $    2,528,492           793,777

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                              5,720

                                                                  --------------

  Net investment income (loss)                                            (5,720)

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                 4,218

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                   115,131

                                                                  --------------

  Net gain (loss)                                                        119,349

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      113,629

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $     (5,720)  $     (3,668)

   Net realized gain (loss)                                 4,218        463,986

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                      115,131       (220,502)

                                                     ------------   ------------

Increase (decrease) in net assets from operations         113,629        239,816

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               310,730        354,023

   Cost of units redeemed                                (809,717)      (516,151)

   Account charges                                        (34,924)       (35,975)

                                                     ------------   ------------

   Increase (decrease)                                   (533,911)      (198,103)

                                                     ------------   ------------

Net increase (decrease)                                  (420,282)        41,713

Net assets, beginning                                   2,948,774      2,907,061

                                                     ------------   ------------

Net assets, ending                                   $  2,528,492   $  2,948,774

                                                     ------------   ------------

Units sold                                                 72,407        115,859

Units redeemed                                           (285,546)      (226,213)

                                                     ------------   ------------

Net increase (decrease)                                  (213,139)      (110,354)

Units outstanding, beginning                            1,006,916      1,117,270

                                                     ------------   ------------

Units outstanding, ending                                 793,777      1,006,916

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $ 254,939,705

Cost of units redeemed                                              (241,929,576)

Account charges                                                         (360,527)

Net investment income (loss)                                           2,866,556

Net realized gain (loss)                                             (13,102,504)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     114,838

                                                                   -------------

                                                                   $   2,528,492

                                                                   =============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                   Old Mutual

                           Technology & Communication


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                CLASS A                                                        CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   2.80   $   2,076           N/A          4.5%   12/31/06   $   8.45    $   452          1.30%     3.3%

12/31/05          2.68       2,575           N/A          9.8%   12/31/05       8.18        374          1.30%     8.5%

12/31/04          2.44       2,635           N/A          6.6%   12/31/04       7.54        272          1.30%     5.2%

12/31/03          2.29       2,976           N/A         44.9%   12/31/03       7.17        104          1.30%    43.4%

12/31/02          1.58       2,035           N/A        -53.8%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%

12/31/04        0.0%

12/31/03        0.0%

12/31/02        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                   Old Mutual

                                  Mid-Cap Value


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    3,584,343    $    3,479,095           204,228

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      269,953            29,599    $         9.12

Class B                            3,314,390           381,025              8.70

                              --------------    --------------

   Total                      $    3,584,343           410,624

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $        8,480

  Mortality & expense charges                                             71,493

                                                                  --------------

  Net investment income (loss)                                           (63,013)

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                               (42,161)

  Realized gain distributions                                            159,117

  Net change in unrealized appreciation (depreciation)                   101,641

                                                                  --------------

  Net gain (loss)                                                        218,597

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      155,584

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    (63,013)  $    (41,615)

   Net realized gain (loss)                               (42,161)        75,529

   Realized gain distributions                            159,117        455,730

   Net change in unrealized appreciation

      (depreciation)                                      101,641        (58,300)

                                                     ------------   ------------

Increase (decrease) in net assets from operations         155,584        431,344

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                             2,838,962      7,041,089

   Cost of units redeemed                              (6,864,255)      (382,579)

   Account charges                                        (51,859)       (31,668)

                                                     ------------   ------------

   Increase (decrease)                                 (4,077,152)     6,626,842

                                                     ------------   ------------

Net increase (decrease)                                (3,921,568)     7,058,186

Net assets, beginning                                   7,505,911        447,725

                                                     ------------   ------------

Net assets, ending                                   $  3,584,343   $  7,505,911

                                                     ============   ============

Units sold                                                349,160        943,138

Units redeemed                                           (883,926)       (56,220)

                                                     ------------   ------------

Net increase (decrease)                                  (534,766)       886,918

Units outstanding, beginning                              945,390         58,472

                                                     ------------   ------------

Units outstanding, ending                                 410,624        945,390

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 10,343,269

Cost of units redeemed                                                (7,339,349)

Account charges                                                          (86,760)

Net investment income (loss)                                            (106,378)

Net realized gain (loss)                                                  47,059

Realized gain distributions                                              621,254

Net change in unrealized appreciation (depreciation)                     105,248

                                                                    ------------

                                                                    $  3,584,343

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                   Old Mutual

                                  Mid-Cap Value


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                CLASS A                                                         CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   9.12   $     270           N/A         11.3%   12/31/06   $   8.70    $ 3,314          1.30%     9.7%

12/31/05          8.20         400           N/A          5.7%   12/31/05       7.93      7,106          1.30%     4.5%

12/31/04          7.76         172           N/A         18.8%   12/31/04       7.59        276          1.30%    17.3%

12/31/03          6.53         147           N/A         30.6%   12/31/03       6.47         11          1.30%    29.4%

05/01/03          5.00         -             N/A          0.0%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06         0.2%

12/31/05         0.0%

12/31/04         0.0%

12/31/03         0.0%


               AUL American Individual Variable Annuity Unit Trust

                                   Old Mutual

                                    Small Cap


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      827,361    $      714,237            34,296

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      153,054            16,609    $         9.22

Class B                              674,307            76,740              8.79

                              --------------    --------------

   Total                      $      827,361            93,349

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                              8,666

                                                                  --------------

  Net investment income (loss)                                            (8,666)

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                11,755

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                   112,835

                                                                  --------------

  Net gain (loss)                                                        124,590

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      115,924

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     (8,666)   $     (6,044)

   Net realized gain (loss)                               11,755          67,756

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                     112,835         (47,946)

                                                    ------------    ------------

Increase (decrease) in net assets from operations        115,924          13,766

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              192,467         424,671

   Cost of units redeemed                               (208,303)        (54,770)

   Account charges                                        (4,258)         (3,146)

                                                    ------------    ------------

   Increase (decrease)                                   (20,094)        366,755

                                                    ------------    ------------

Net increase (decrease)                                   95,830         380,521

Net assets, beginning                                    731,531         351,010

                                                    ------------    ------------

Net assets, ending                                  $    827,361    $    731,531

                                                    ============    ============


Units sold                                                24,463          57,394

Units redeemed                                           (26,535)         (7,842)

                                                    ------------    ------------

Net increase (decrease)                                   (2,072)         49,552

Units outstanding, beginning                              95,421          45,869

                                                    ------------    ------------

Units outstanding, ending                                 93,349          95,421

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    978,983

Cost of units redeemed                                                  (321,435)

Account charges                                                           (8,481)

Net investment income (loss)                                             (16,942)

Net realized gain (loss)                                                  82,112

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     113,124

                                                                    ------------

                                                                    $    827,361

                                                                    ============



               AUL American Individual Variable Annuity Unit Trust

                                   Old Mutual

                                    Small Cap


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                         CLASS B

                                     Expense as a                                                     Expense as a

               Unit    Net Assets    % of Average      Total                   Unit     Net Assets    % of Average       Total

              Value        (000s)      Net Assets     Return                  Value        (000s)      Net Assets       Return

            ------------------------------------------------                 -------------------------------------------------


12/31/06    $  9.22     $     153             N/A      16.8%    12/31/06     $ 8.79     $     674           1.30%        15.2%

12/31/05       7.89           114             N/A       1.4%    12/31/05       7.63           618           1.30%         0.3%

12/31/04       7.78            85             N/A      16.1%    12/31/04       7.61           266           1.30%        14.6%

12/31/03       6.70            16             N/A      34.0%    12/31/03       6.64            63           1.30%        32.8%

05/01/03       5.00            -              N/A       0.0%    01/01/03       5.00           -             0.00%         0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06              0.0%

12/31/05              0.0%

12/31/04              0.0%

12/31/03              0.0%


               AUL American Individual Variable Annuity Unit Trust

                                  T. Rowe Price

                                  Equity Income


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   49,283,509    $   44,991,013         1,978,935

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $   18,026,964         2,155,931    $         8.36

Class B                           31,256,545         3,692,741              8.46

                              --------------    --------------

   Total                      $   49,283,509         5,848,672

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $      691,354

  Mortality & expense charges                                            336,492

                                                                  --------------

  Net investment income (loss)                                           354,862

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                89,458

  Realized gain distributions                                          1,278,080

  Net change in unrealized appreciation (depreciation)                 5,584,261

                                                                  --------------

  Net gain (loss)                                                      6,951,799

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    7,306,661

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    354,862    $    334,499

   Net realized gain (loss)                               89,458       5,662,639

   Realized gain distributions                         1,278,080       1,781,116

   Net change in unrealized appreciation

      (depreciation)                                   5,584,261      (6,556,267)

                                                    ------------    ------------

Increase (decrease) in net assets from operations      7,306,661       1,221,987

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                           11,322,975      11,973,875

   Cost of units redeemed                             (8,002,376)     (5,154,126)

   Account charges                                      (448,864)       (381,795)

                                                    ------------    ------------

   Increase (decrease)                                 2,871,735       6,437,954

                                                    ------------    ------------

Net increase (decrease)                               10,178,396       7,659,941

Net assets, beginning                                 39,105,113      31,445,172

                                                    ------------    ------------

Net assets, ending                                  $ 49,283,509    $ 39,105,113

                                                    ============    ============


Units sold                                             1,511,657       1,721,011

Units redeemed                                        (1,149,459)       (810,823)

                                                    ------------    ------------

Net increase (decrease)                                  362,198         910,188

Units outstanding, beginning                           5,486,474       4,576,286

                                                    ------------    ------------

Units outstanding, ending                              5,848,672       5,486,474

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 63,536,089

Cost of units redeemed                                               (28,403,822)

Account charges                                                       (1,659,184)

Net investment income (loss)                                           2,025,518

Net realized gain (loss)                                               5,758,238

Realized gain distributions                                            3,734,174

Net change in unrealized appreciation (depreciation)                   4,292,496

                                                                    ------------

                                                                    $ 49,283,509

                                                                    ============



               AUL American Individual Variable Annuity Unit Trust

                                  T. Rowe Price

                                  Equity Income


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                         CLASS B

                                     Expense as a                                                     Expense as a

               Unit    Net Assets    % of Average      Total                   Unit     Net Assets    % of Average       Total

              Value        (000s)      Net Assets     Return                  Value        (000s)      Net Assets       Return

            ------------------------------------------------                 -------------------------------------------------


12/31/06    $  8.36     $  18,027             N/A      18.9%    12/31/06     $  8.46    $   31,257          1.30%        17.4%

12/31/05       7.03        17,206             N/A       4.0%    12/31/05        7.21        21,899          1.30%         2.6%

12/31/04       6.76        18,204             N/A      14.8%    12/31/04        7.03        13,241          1.30%        13.6%

12/31/03       5.89        16,716             N/A      25.6%    12/31/03        6.19         8,341          1.30%        23.8%

12/31/02       4.69        12,418             N/A     -13.1%    12/31/02        5.00           -            0.00%         0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06              1.6%

12/31/05              1.6%

12/31/04              1.6%

12/31/03              1.7%

12/31/02              1.7%


               AUL American Individual Variable Annuity Unit Trust

                                  T. Rowe Price

                                Limited-Term Bond


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                                  December 31, 2006

                                     Investments at           Cost of       Mutual Fund

                                              Value       Investments            Shares

                                     --------------    --------------    --------------


                                     --------------    --------------    --------------

Investments                          $    9,268,870    $    9,452,392         1,897,180

Receivable from general account               2,937    ==============    ==============

                                     --------------

Net assets                           $    9,271,807

                                     ==============



                                                                Units      Accumulation

                                         Net Assets       Outstanding        Unit Value

                                     --------------    --------------    --------------


Class A                              $    3,741,430           542,508    $         6.90

Class B                                   5,530,377         1,043,543              5.30

                                     --------------    --------------

   Total                             $    9,271,807         1,586,051

                                     ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                        $      389,283

  Mortality & expense charges                                                    74,390

                                                                         --------------

  Net investment income (loss)                                                  314,893

                                                                         --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                      (58,449)

  Realized gain distributions                                                       -

  Net change in unrealized appreciation (depreciation)                           54,650

                                                                         --------------

  Net gain (loss)                                                                (3,799)

                                                                         --------------

                                                                         --------------

Increase (decrease) in net assets from operations                        $      311,094

                                                                         ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                          Year ended         Year ended

                                                          12/31/2006         12/31/2005

                                                        ------------       ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                         $    314,893       $    368,635

   Net realized gain (loss)                                  (58,449)          (282,670)

   Realized gain distributions                                   -                  -

   Net change in unrealized appreciation

      (depreciation)                                          54,650             55,811

                                                        ------------       ------------

Increase (decrease) in net assets from operations            311,094            141,776

                                                        ------------       ------------

Contract owner transactions:

   Proceeds from units sold                                  732,305          5,401,010

   Cost of units redeemed                                 (1,901,824)       (11,218,055)

   Account charges                                          (104,817)          (147,684)

                                                        ------------       ------------

   Increase (decrease)                                    (1,274,336)        (5,964,729)

                                                        ------------       ------------

Net increase (decrease)                                     (963,242)        (5,822,953)

Net assets, beginning                                     10,235,049         16,058,002

                                                        ------------       ------------

Net assets, ending                                      $  9,271,807       $ 10,235,049

                                                        ============       ============


Units sold                                                   135,817          1,043,007

Units redeemed                                              (346,725)        (2,158,523)

                                                        ------------       ------------

Net increase (decrease)                                     (210,908)        (1,115,516)

Units outstanding, beginning                               1,796,959          2,912,475

                                                        ------------       ------------

Units outstanding, ending                                  1,586,051          1,796,959

                                                        ============       ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                                   $ 30,442,694

Cost of units redeemed                                                      (21,563,441)

Account charges                                                                (555,251)

Net investment income (loss)                                                  1,435,170

Net realized gain (loss)                                                       (325,402)

Realized gain distributions                                                      21,559

Net change in unrealized appreciation (depreciation)                           (183,522)

                                                                           ------------

                                                                           $  9,271,807

                                                                           ============



               AUL American Individual Variable Annuity Unit Trust

                                  T. Rowe Price

                                Limited-Term Bond


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                         CLASS B

                                     Expense as a                                                     Expense as a

               Unit    Net Assets    % of Average      Total                   Unit     Net Assets    % of Average       Total

              Value        (000s)      Net Assets     Return                  Value        (000s)      Net Assets       Return

            ------------------------------------------------                 -------------------------------------------------


12/31/06    $  6.90     $   3,742             N/A       4.0%      12/31/06   $ 5.30       $  5,530            1.30%         2.7%

12/31/05       6.63         4,356             N/A       1.8%      12/31/05     5.16          5,879            1.30%         0.4%

12/31/04       6.51         5,201             N/A       1.1%      12/31/04     5.14         10,857            1.30%        -0.2%

12/31/03       6.44         5,205             N/A       4.2%      12/31/03     5.15          6,019            1.30%         3.0%

12/31/02       6.17         4,308             N/A       5.3%      01/01/03     5.00            -              0.00%         0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           4.0%

12/31/05           3.6%

12/31/04           3.2%

12/31/03           3.8%

12/31/02           4.3%


               AUL American Individual Variable Annuity Unit Trust

                                  T. Rowe Price

                                 Mid-Cap Growth


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   19,417,158    $   16,424,071           813,425

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    6,698,056           848,889    $         7.89

Class B                           12,719,102         1,337,181              9.51

                              --------------    --------------

   Total                      $   19,417,158         2,186,070

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                            165,267

                                                                  --------------

  Net investment income (loss)                                          (165,267)

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                             1,017,384

  Realized gain distributions                                          2,406,713

  Net change in unrealized appreciation (depreciation)                (2,177,867)

                                                                  --------------

  Net gain (loss)                                                      1,246,230

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,080,963

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $   (165,267)   $   (158,023)

   Net realized gain (loss)                            1,017,384         725,032

   Realized gain distributions                         2,406,713       1,107,888

   Net change in unrealized appreciation

      (depreciation)                                  (2,177,867)        768,698

                                                    ------------    ------------

Increase (decrease) in net assets from operations      1,080,963       2,443,595

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            1,676,610       1,459,751

   Cost of units redeemed                             (3,258,163)     (2,589,472)

   Account charges                                      (205,844)       (194,746)

                                                    ------------    ------------

   Increase (decrease)                                (1,787,397)     (1,324,467)

                                                    ------------    ------------

Net increase (decrease)                                 (706,434)      1,119,128

Net assets, beginning                                 20,123,592      19,004,464

                                                    ------------    ------------

Net assets, ending                                  $ 19,417,158    $ 20,123,592

                                                    ============    ============


Units sold                                               209,561         198,121

Units redeemed                                          (425,245)       (375,817)

                                                    ------------    ------------

Net increase (decrease)                                 (215,684)       (177,696)

Units outstanding, beginning                           2,401,754       2,579,450

                                                    ------------    ------------

Units outstanding, ending                              2,186,070       2,401,754

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 53,667,322

Cost of units redeemed                                               (41,982,025)

Account charges                                                         (709,391)

Net investment income (loss)                                            (484,372)

Net realized gain (loss)                                               2,417,936

Realized gain distributions                                            3,514,601

Net change in unrealized appreciation (depreciation)                   2,993,087

                                                                    ------------

                                                                    $ 19,417,158

                                                                    ============



               AUL American Individual Variable Annuity Unit Trust

                                  T. Rowe Price

                                 Mid-Cap Growth


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                         CLASS B

                                     Expense as a                                                     Expense as a

               Unit    Net Assets    % of Average      Total                   Unit     Net Assets    % of Average       Total

              Value        (000s)      Net Assets     Return                  Value        (000s)      Net Assets       Return

            ------------------------------------------------                 -------------------------------------------------


12/31/06    $  7.89     $   6,698             N/A       6.6%      12/31/06    $9.51      $  12,719           1.30%         5.2%

12/31/05       7.40         7,140             N/A      14.7%      12/31/05     9.04         12,984           1.30%        13.3%

12/31/04       6.45         6,644             N/A      18.3%      12/31/04     7.98         12,360           1.30%        16.8%

12/31/03       5.45         5,657             N/A      38.3%      12/31/03     6.83          7,655           1.30%        36.6%

12/31/02       3.94         3,161             N/A     -21.2%      01/01/03     5.00           -              0.00%         0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           0.0%

12/31/05           0.0%

12/31/04           0.0%

12/31/03           0.0%

12/31/02           0.0%


               AUL American Individual Variable Annuity Unit Trust

                                  T. Rowe Price

                                Blue Chip Growth


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                                  December 31, 2006

                                     Investments at           Cost of       Mutual Fund

                                              Value       Investments            Shares

                                     --------------    --------------    --------------


                                     --------------    --------------    --------------

Investments                          $      462,271    $      432,107            43,955

Receivable from general account               1,364    ==============    ==============

                                     --------------

Net assets                           $      463,635

                                     ==============



                                                                Units      Accumulation

                                         Net Assets       Outstanding        Unit Value

                                     --------------    --------------    --------------


Class A                              $       86,218            13,830    $         6.23

Class B                                     377,417            61,867              6.10

                                     --------------    --------------

   Total                             $      463,635            75,697

                                     ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                        $        1,311

  Mortality & expense charges                                                     2,407

                                                                         --------------

  Net investment income (loss)                                                   (1,096)

                                                                         --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                        6,449

  Realized gain distributions                                                       -

  Net change in unrealized appreciation (depreciation)                           22,723

                                                                         --------------

  Net gain (loss)                                                                29,172

                                                                         --------------

                                                                         --------------

Increase (decrease) in net assets from operations                        $       28,076

                                                                         ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                         For the period

                                                         Year ended      from 4/20/2005

                                                         12/31/2006       to 12/31/2005

                                                       ------------      --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                        $     (1,096)     $         (251)

   Net realized gain (loss)                                   6,449                (171)

   Realized gain distributions                                  -                   -

   Net change in unrealized appreciation

      (depreciation)                                         22,723               7,441

                                                       ------------      --------------

Increase (decrease) in net assets from operations            28,076               7,019

                                                       ------------      --------------

Contract owner transactions:

   Proceeds from units sold                                 343,666             167,080

   Cost of units redeemed                                   (79,707)               -

   Account charges                                           (2,002)               (497)

                                                       ------------      --------------

   Increase (decrease)                                      261,957             166,583

                                                       ------------      --------------

Net increase (decrease)                                     290,033             173,602

Net assets, beginning                                       173,602                -

                                                       ------------      --------------

Net assets, ending                                     $    463,635      $      173,602

                                                       ============      ==============


Units sold                                                   60,168              30,691

Units redeemed                                              (15,162)               -

                                                       ------------      --------------

Net increase (decrease)                                      45,006              30,691

Units outstanding, beginning                                 30,691                -

                                                       ------------      --------------

Units outstanding, ending                                    75,697              30,691

                                                       ============      ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                                   $    510,746

Cost of units redeemed                                                          (79,707)

Account charges                                                                  (2,499)

Net investment income (loss)                                                     (1,347)

Net realized gain (loss)                                                          6,278

Realized gain distributions                                                         -

Net change in unrealized appreciation (depreciation)                             30,164

                                                                           ------------

                                                                           $    463,635

                                                                           ============



               AUL American Individual Variable Annuity Unit Trust

                                  T. Rowe Price

                                Blue Chip Growth


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                         CLASS B

                                     Expense as a                                                     Expense as a

               Unit    Net Assets    % of Average      Total                   Unit     Net Assets    % of Average       Total

              Value        (000s)      Net Assets     Return                  Value        (000s)      Net Assets       Return

            ------------------------------------------------                 -------------------------------------------------


12/31/06    $  6.23     $     86              N/A       9.8%      12/31/06    $ 6.10    $     377             1.30%       8.2%

12/31/05       5.68           76              N/A      13.6%      12/31/05      5.64           98             1.30%      12.8%

04/20/05       5.00           -               N/A       0.0%      04/20/05      5.00          -               0.00%       0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           0.4%

12/31/05           0.2%


               AUL American Individual Variable Annuity Unit Trust

                                      Janus

                                Worldwide Growth


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   14,904,552    $   11,607,283           459,309

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    7,526,609         1,253,535    $         6.00

Class B                            7,377,943           956,009              7.72

                              --------------    --------------

   Total                      $   14,904,552         2,209,544

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $      249,849

  Mortality & expense charges                                             88,597

                                                                  --------------

  Net investment income (loss)                                           161,252

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                               553,335

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                 1,591,904

                                                                  --------------

  Net gain (loss)                                                      2,145,239

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    2,306,491

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    161,252    $    115,595

   Net realized gain (loss)                              553,335         328,412

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                   1,591,904         273,551

                                                    ------------    ------------

Increase (decrease) in net assets from operations      2,306,491         717,558

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            1,225,104       1,332,072

   Cost of units redeemed                             (3,048,561)     (2,718,745)

   Account charges                                      (163,800)       (175,099)

                                                    ------------    ------------

   Increase (decrease)                                (1,987,257)     (1,561,772)

                                                    ------------    ------------

Net increase (decrease)                                  319,234        (844,214)

Net assets, beginning                                 14,585,318      15,429,532

                                                    ------------    ------------

Net assets, ending                                  $ 14,904,552    $ 14,585,318

                                                    ============    ============


Units sold                                               204,816         240,912

Units redeemed                                          (561,355)       (564,328)

                                                    ------------    ------------

Net increase (decrease)                                 (356,539)       (323,416)

Units outstanding, beginning                           2,566,083       2,889,499

                                                    ------------    ------------

Units outstanding, ending                              2,209,544       2,566,083

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 71,263,423

Cost of units redeemed                                               (55,965,141)

Account charges                                                         (958,178)

Net investment income (loss)                                           1,099,112

Net realized gain (loss)                                              (3,839,606)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                   3,297,269

                                                                    ------------

                                                                    $ 14,896,879

                                                                    ============



               AUL American Individual Variable Annuity Unit Trust

                                      Janus

                                Worldwide Growth


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                         CLASS B

                                     Expense as a                                                     Expense as a

               Unit    Net Assets    % of Average      Total                   Unit     Net Assets    % of Average       Total

              Value        (000s)      Net Assets     Return                  Value        (000s)      Net Assets       Return

            ------------------------------------------------                 -------------------------------------------------


12/31/06    $  6.00     $  7,527              N/A      18.2%      12/31/06   $  7.72    $   7,378            1.30%       16.8%

12/31/05       5.08        7,901              N/A       5.8%      12/31/05      6.61        6,684            1.30%        4.4%

12/31/04       4.80        8,958              N/A       4.8%      12/31/04      6.33        6,472            1.30%        3.4%

12/31/03       4.58        9,580              N/A      24.1%      12/31/03      6.12        5,270            1.30%       22.4%

12/31/02       3.69        7,743              N/A     -25.6%      01/01/03      5.00          -              0.00%        0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           1.7%

12/31/05           1.4%

12/31/04           1.0%

12/31/03           1.2%

12/31/02           1.0%


               AUL American Individual Variable Annuity Unit Trust

                                      Janus

                                 Flexible Income


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   39,530,442    $   41,601,665         3,516,628

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    7,704,476         1,035,023    $         7.44

Class B                           31,825,966         5,701,650              5.58

                              --------------    --------------

   Total                      $   39,530,442         6,736,673

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $    1,814,589

  Mortality & expense charges                                            317,707

                                                                  --------------

  Net investment income (loss)                                         1,496,882

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                              (223,210)

  Realized gain distributions                                             72,669

                                                                  --------------

  Net change in unrealized appreciation (depreciation)                   (46,284)

                                                                  --------------

  Net gain (loss)                                                       (196,825)

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,300,057

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $  1,496,882    $  1,217,633

   Net realized gain (loss)                             (223,210)       (214,511)

   Realized gain distributions                            72,669         785,941

   Net change in unrealized appreciation

      (depreciation)                                     (46,284)     (1,472,732)

                                                    ------------    ------------

Increase (decrease) in net assets from operations      1,300,057         316,331

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                           17,319,006       9,728,156

   Cost of units redeemed                             (5,113,410)     (5,525,714)

   Account charges                                      (326,546)       (263,320)

                                                    ------------    ------------

   Increase (decrease)                                11,879,050       3,939,122

                                                    ------------    ------------

Net increase (decrease)                               13,179,107       4,255,453

Net assets, beginning                                 26,351,335      22,095,882

                                                    ------------    ------------

Net assets, ending                                  $ 39,530,442    $ 26,351,335

                                                    ============    ============


Units sold                                             3,185,385       1,760,864

Units redeemed                                          (946,685)     (1,001,097)

                                                    ------------    ------------

Net increase (decrease)                                2,238,700         759,767

Units outstanding, beginning                           4,497,973       3,738,206

                                                    ------------    ------------

Units outstanding, ending                              6,736,673       4,497,973

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 60,096,928

Cost of units redeemed                                               (23,092,818)

Account charges                                                       (1,081,296)

Net investment income (loss)                                           4,880,420

Net realized gain (loss)                                                (214,313)

Realized gain distributions                                            1,012,744

Net change in unrealized appreciation (depreciation)                  (2,071,223)

                                                                    ------------

                                                                    $ 39,530,442

                                                                    ============



               AUL American Individual Variable Annuity Unit Trust

                                      Janus

                                 Flexible Income


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                         CLASS B

                                     Expense as a                                                     Expense as a

               Unit    Net Assets    % of Average      Total                   Unit     Net Assets    % of Average       Total

              Value        (000s)      Net Assets     Return                  Value         (000s)      Net Assets      Return

            ------------------------------------------------                 -------------------------------------------------


12/31/06    $  7.44     $   7,704             N/A       4.3%       12/31/06   $5.58      $ 31,826             1.30%       2.8%

12/31/05       7.14         8,095             N/A       2.0%       12/31/05    5.43        18,257             1.30%       0.7%

12/31/04       7.00         8,469             N/A       3.9%       12/31/04    5.39        13,627             1.30%       2.7%

12/31/03       6.74         8,909             N/A       6.5%       12/31/03    5.25         7,667             1.30%       5.0%

12/31/02       6.33         7,212             N/A      10.5%       01/01/03    5.00           -               0.00%       0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           5.5%

12/31/05           5.4%

12/31/04           5.8%

12/31/03           4.7%

12/31/02           5.3%


               AUL American Individual Variable Annuity Unit Trust

                                     Pioneer

                                  VCT Portfolio


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    2,451,381    $    2,047,470            98,845

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    1,344,107           269,225    $         4.99

Class B                            1,107,274           140,177              7.90

                              --------------    --------------

   Total                      $    2,451,381           409,402

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $       30,948

  Mortality & expense charges                                             12,437

                                                                  --------------

  Net investment income (loss)                                            18,511

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                69,080

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                   253,433

                                                                  --------------

  Net gain (loss)                                                        322,513

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      341,024

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     18,511    $     19,354

   Net realized gain (loss)                               69,080           7,108

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                     253,433          99,218

                                                    ------------    ------------

Increase (decrease) in net assets from operations        341,024         125,680

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                              380,187         288,344

   Cost of units redeemed                               (601,851)       (376,964)

   Account charges                                       (25,540)        (25,812)

                                                    ------------    ------------

   Increase (decrease)                                  (247,204)       (114,432)

                                                    ------------    ------------

Net increase (decrease)                                   93,820          11,248

Net assets, beginning                                  2,357,561       2,346,313

                                                    ------------    ------------

Net assets, ending                                  $  2,451,381    $  2,357,561

                                                    ============    ============


Units sold                                                64,440          59,740

Units redeemed                                          (122,653)        (86,950)

                                                    ------------    ------------

Net increase (decrease)                                  (58,213)        (27,210)

Units outstanding, beginning                             467,615         494,825

                                                    ------------    ------------

Units outstanding, ending                                409,402         467,615

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  5,891,551

Cost of units redeemed                                                (3,645,116)

Account charges                                                         (153,278)

Net investment income (loss)                                             143,005

Net realized gain (loss)                                                (188,692)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     403,911

                                                                    ------------

                                                                    $  2,451,381

                                                                    ============



               AUL American Individual Variable Annuity Unit Trust

                                     Pioneer

                                  VCT Portfolio


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                         CLASS B

                                     Expense as a                                                     Expense as a

               Unit    Net Assets    % of Average      Total                   Unit     Net Assets    % of Average       Total

              Value        (000s)      Net Assets     Return                  Value        (000s)      Net Assets       Return

            ------------------------------------------------                 -------------------------------------------------


12/31/06    $  4.99     $   1,344             N/A      16.6%      12/31/06   $ 7.90     $    1,107           1.30%       15.1%

12/31/05       4.28         1,411             N/A       6.2%      12/31/05     6.86            946           1.30%        4.7%

12/31/04       4.03         1,432             N/A       7.8%      12/31/04     6.55            915           1.30%        6.3%

12/31/03       3.74         1,504             N/A      24.7%      12/31/03     6.16            642           1.30%       23.2%

12/31/02       3.00         1,262             N/A     -25.9%      01/01/03     5.00            -             0.00%        0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           1.3%

12/31/05           1.3%

12/31/04           1.1%

12/31/03           1.0%

12/31/02           1.2%


               AUL American Individual Variable Annuity Unit Trust

                                     Pioneer

                              Growth Opportunities


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                                  December 31, 2006

                                     Investments at           Cost of       Mutual Fund

                                              Value       Investments            Shares

                                     --------------    --------------    --------------


                                     --------------    --------------    --------------

Investments                          $    9,287,955    $    8,239,708           346,734

Receivable from general account               1,044    ==============    ==============

                                     --------------

Net assets                           $    9,288,999

                                     ==============



                                                                Units      Accumulation

                                         Net Assets       Outstanding        Unit Value

                                     --------------    --------------    --------------


Class A                              $    4,241,473           534,216    $         7.94

Class B                                   5,047,526           539,779              9.35

                                     --------------    --------------

   Total                             $    9,288,999         1,073,995

                                     ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                        $          -

  Mortality & expense charges                                                    65,708

                                                                         --------------

  Net investment income (loss)                                                  (65,708)

                                                                         --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                      223,908

  Realized gain distributions                                                       -

  Net change in unrealized appreciation (depreciation)                          248,762

                                                                         --------------

  Net gain (loss)                                                               472,670

                                                                         --------------

                                                                         --------------

Increase (decrease) in net assets from operations                        $      406,962

                                                                         ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                          Year ended         Year ended

                                                          12/31/2006         12/31/2005

                                                        ------------       ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                         $    (65,708)      $    (60,071)

   Net realized gain (loss)                                  223,908            (11,634)

   Realized gain distributions                                   -                  -

   Net change in unrealized appreciation

      (depreciation)                                         248,762            530,118

                                                        ------------       ------------

Increase (decrease) in net assets from operations            406,962            458,413

                                                        ------------       ------------


Contract owner transactions:

   Proceeds from units sold                                1,796,131          1,690,007

   Cost of units redeemed                                 (2,248,912)        (2,440,947)

   Account charges                                          (102,744)          (101,512)

                                                        ------------       ------------

   Increase (decrease)                                      (555,525)          (852,452)

                                                        ------------       ------------

Net increase (decrease)                                     (148,563)          (394,039)

Net assets, beginning                                      9,437,562          9,831,601

                                                        ------------       ------------

Net assets, ending                                      $  9,288,999       $  9,437,562

                                                        ============       ============


Units sold                                                   210,974            220,765

Units redeemed                                              (287,477)         (355,312)

                                                        ------------       ------------

Net increase (decrease)                                      (76,503)         (134,547)

Units outstanding, beginning                               1,150,498          1,285,045

                                                        ------------       ------------

Units outstanding, ending                                  1,073,995          1,150,498

                                                        ============       ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                                   $ 15,217,317

Cost of units redeemed                                                       (8,864,979)

Account charges                                                                (422,268)

Net investment income (loss)                                                    (17,744)

Net realized gain (loss)                                                      2,309,911

Realized gain distributions                                                       9,705

Net change in unrealized appreciation (depreciation)                          1,048,247

                                                                           ------------

                                                                           $  9,280,189

                                                                           ============



               AUL American Individual Variable Annuity Unit Trust

                                     Pioneer

                              Growth Opportunities


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                         CLASS B

                                     Expense as a                                                     Expense as a

               Unit    Net Assets    % of Average      Total                   Unit     Net Assets    % of Average       Total

              Value        (000s)      Net Assets     Return                  Value        (000s)      Net Assets       Return

            ------------------------------------------------                 -------------------------------------------------


12/31/06    $  7.94     $  4,241              N/A       5.6%      12/31/06   $ 9.35     $   5,048            1.30%        4.2%

12/31/05       7.52        4,575              N/A       6.7%      12/31/05     8.97         4,862            1.30%        5.3%

12/31/04       7.05        5,343              N/A      22.4%      12/31/04     8.52         4,489            1.30%       20.9%

12/31/03       5.76        4,642              N/A      42.9%      12/31/03     7.05         2,928            1.30%       41.0%

12/31/02       4.03        2,514              N/A     -37.7%      01/01/03     5.00           -              0.00%        0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           0.0%

12/31/05           0.0%

12/31/04           0.0%

12/31/03           0.0%

12/31/02           0.0%


               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                                    Dynamics


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,362,911    $    1,177,633            79,477

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      799,938           117,449    $         6.81

Class B                              562,973            59,042              9.54

                              --------------    --------------

   Total                      $    1,362,911           176,491

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                              6,572

                                                                  --------------

  Net investment income (loss)                                            (6,572)

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                               253,223

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                   (41,020)

                                                                  --------------

  Net gain (loss)                                                        212,203

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      205,631

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     (6,572)   $     (3,542)

   Net realized gain (loss)                              253,223          31,666

   Realized gain distributions                            -                  -

   Net change in unrealized appreciation

      (depreciation)                                     (41,020)         94,846

                                                    ------------    ------------

Increase (decrease) in net assets from operations        205,631         122,970

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                            1,249,827         189,611

   Cost of units redeemed                             (1,281,191)       (205,587)

   Account charges                                       (15,475)        (12,475)

                                                    ------------    ------------

   Increase (decrease)                                   (46,839)        (28,451)

                                                    ------------    ------------

Net increase (decrease)                                  158,792          94,519

Net assets, beginning                                  1,204,119       1,109,600

                                                    ------------    ------------

Net assets, ending                                  $  1,362,911    $  1,204,119

                                                    ============    ============


Units sold                                               168,231          30,822

Units redeemed                                          (181,929)        (37,010)

                                                    ------------    ------------

Net increase (decrease)                                  (13,698)         (6,188)

Units outstanding, beginning                             190,189         196,377

                                                    ------------    ------------

Units outstanding, ending                                176,491         190,189

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $ 187,937,530

Cost of units redeemed                                              (187,339,501)

Account charges                                                          (72,932)

Net investment income (loss)                                             (12,637)

Net realized gain (loss)                                                 665,173

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     185,278

                                                                   -------------

                                                                   $   1,362,911

                                                                   =============



               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                                    Dynamics


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                         CLASS B

                                     Expense as a                                                     Expense as a

               Unit    Net Assets    % of Average      Total                   Unit     Net Assets    % of Average       Total

              Value        (000s)      Net Assets     Return                  Value        (000s)      Net Assets       Return

            ------------------------------------------------                 -------------------------------------------------


12/31/06    $  6.81     $     800             N/A      16.0%      12/31/06   $ 9.54     $     563            1.30%       14.6%

12/31/05       5.87           904             N/A      10.8%      12/31/05     8.32           300            1.30%        9.3%

12/31/04       5.30           882             N/A      13.5%      12/31/04     7.61           228            1.30%       11.6%

12/31/03       4.67         1,115             N/A      38.2%      12/31/03     6.82           151            1.30%       36.4%

12/31/02       3.38           396             N/A     -33.1%      01/01/03     5.00           -              0.00%        0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           0.0%

12/31/05           0.0%

12/31/04           0.0%

12/31/03           0.0%

12/31/02           0.0%


               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                               Financial Services


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      951,579    $      830,077            54,657

                              ==============    ==============    ==============



                                                          Units     Accumulation

                                   Net Assets       Outstanding       Unit Value

                                -------------     -------------     ------------


Class A                         $     382,279            51,341     $       7.44

Class B                               569,300            69,049             8.24

                                -------------     -------------

   Total                        $     951,579           120,390

                                =============     =============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       14,076

   Mortality & expense charges                                             6,080

                                                                  --------------

   Net investment income (loss)                                            7,996

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               58,648

   Realized gain distributions                                             5,436

   Net change in unrealized appreciation (depreciation)                   53,484

                                                                  --------------

   Net gain (loss)                                                       117,568

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      125,564

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      7,996    $      6,163

   Net realized gain (loss)                               58,648           2,264

   Realized gain distributions                             5,436             -

   Net change in unrealized appreciation

      (depreciation)                                      53,484          35,444

                                                    ------------    ------------

Increase (decrease) in net assets from operations        125,564          43,871

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              417,768         160,997

   Cost of units redeemed                               (379,086)       (118,876)

   Account charges                                        (8,359)         (7,864)

                                                    ------------    ------------

   Increase (decrease)                                    30,323          34,257

                                                    ------------    ------------

Net increase (decrease)                                  155,887          78,128

Net assets, beginning                                    795,692         717,564

                                                    ------------    ------------

Net assets, ending                                  $    951,579    $    795,692

                                                    ============    ============

Units sold                                                59,122          24,932

Units redeemed                                           (56,354)        (20,504)

                                                    ------------    ------------

Net increase (decrease)                                    2,768           4,428

Units outstanding, beginning                             117,622         113,194

                                                    ------------    ------------

Units outstanding, ending                                120,390         117,622

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  1,319,820

Cost of units redeemed                                                  (626,158)

Account charges                                                          (29,797)

Net investment income (loss)                                              21,381

Net realized gain (loss)                                                 139,395

Realized gain distributions                                                5,436

Net change in unrealized appreciation (depreciation)                     121,502

                                                                    ------------

                                                                    $    951,579

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                               Financial Services


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                             CLASS A                                                           CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06     $    7.44   $     382           N/A         16.5%   12/31/06   $   8.24    $   569          1.30%    15.0%

12/31/05          6.39         394           N/A          5.8%   12/31/05       7.17        401          1.30%     4.5%

12/31/04          6.04         433           N/A         10.0%   12/31/04       6.86        285          1.30%     7.2%

12/31/03          5.49         420           N/A         29.5%   12/31/03       6.40         24          1.30%    28.0%

12/31/02          4.24         286           N/A        -15.5%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.6%

12/31/05        1.3%

12/31/04        0.7%

12/31/03        0.7%

12/31/02        0.3%


               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                               Global Health Care


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,602,051    $    1,398,707            74,479

                              ==============    ==============    ==============



                                                          Units     Accumulation

                                   Net Assets       Outstanding       Unit Value

                                -------------     -------------     ------------


Class A                         $   1,001,392           168,054     $       5.96

Class B                               600,659            80,871             7.43

                                -------------     -------------

   Total                        $   1,602,051           248,925

                                =============     =============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                             7,341

                                                                  --------------

   Net investment income (loss)                                           (7,341)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               37,383

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   39,709

                                                                  --------------

   Net gain (loss)                                                        77,092

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       69,751

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     (7,341)   $     (5,259)

   Net realized gain (loss)                               37,383           8,173

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                      39,709         103,168

                                                    ------------    ------------

Increase (decrease) in net assets from operations         69,751         106,082

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              420,727         273,993

   Cost of units redeemed                               (313,791)       (163,010)

   Account charges                                       (16,830)        (15,146)

                                                    ------------    ------------

   Increase (decrease)                                    90,106          95,837

                                                    ------------    ------------

Net increase (decrease)                                  159,857         201,919

Net assets, beginning                                  1,442,194       1,240,275

                                                    ------------    ------------

Net assets, ending                                  $  1,602,051    $  1,442,194

                                                    ============    ============

Units sold                                                68,997          43,532

Units redeemed                                           (55,985)        (31,453)

                                                    ------------    ------------

Net increase (decrease)                                   13,012          12,079

Units outstanding, beginning                             235,913         223,834

                                                    ------------    ------------

Units outstanding, ending                                248,925         235,913

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  2,224,451

Cost of units redeemed                                                  (931,217)

Account charges                                                          (58,965)

Net investment income (loss)                                             (15,085)

Net realized gain (loss)                                                 179,523

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     203,344

                                                                    ------------

                                                                    $  1,602,051

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                               Global Health Care


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                             CLASS A                                                          CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06     $    5.96   $   1,001           N/A          5.3%   12/31/06   $   7.43    $   601         1.30%      3.9%

12/31/05          5.66         931           N/A          8.0%   12/31/05       7.15        511         1.30%      6.7%

12/31/04          5.24         927           N/A          9.4%   12/31/04       6.70        313         1.30%      6.5%

12/31/03          4.79         909           N/A         27.4%   12/31/03       6.29         64         1.30%     25.8%

12/31/02          3.76         551           N/A        -25.1%   01/01/03       5.00        -           0.00%      0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%

12/31/04        0.0%

12/31/03        0.0%

12/31/02        0.0%


             AUL American Individual Variable Annuity Unit Trust

                                       AIM

                                    Utilities


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                                  December 31, 2006

                                     Investments at           Cost of       Mutual Fund

                                              Value       Investments            Shares

                                     --------------    --------------    --------------


                                     --------------    --------------    --------------

Investments                          $    4,870,252    $    4,025,480           229,404

Receivable from general account               1,358    ==============    ==============

                                     --------------

Net assets                           $    4,871,610

                                     ==============



                                                                 Units     Accumulation

                                          Net Assets       Outstanding       Unit Value

                                       -------------     -------------     ------------


Class A                                $   1,447,984           189,391     $       7.65

Class B                                    3,423,626           338,949            10.10

                                       -------------     -------------

   Total                               $   4,871,610           528,340

                                       =============     =============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                       $      152,451

   Mortality & expense charges                                                   37,251

                                                                         --------------

   Net investment income (loss)                                                 115,200

                                                                         --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                     415,893

   Realized gain distributions                                                   94,122

   Net change in unrealized appreciation (depreciation)                         315,720

                                                                         --------------

   Net gain (loss)                                                              825,735

                                                                         --------------

                                                                         --------------

Increase (decrease) in net assets from operations                        $      940,935

                                                                         ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                          Year ended         Year ended

                                                          12/31/2006         12/31/2005

                                                        ------------       ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                         $    115,200       $     64,678

   Net realized gain (loss)                                  415,893            169,880

   Realized gain distributions                                94,122                -

   Net change in unrealized appreciation

      (depreciation)                                         315,720            175,979

                                                        ------------       ------------

Increase (decrease) in net assets from operations            940,935            410,537

                                                        ------------       ------------

Contract owner transactions:

   Proceeds from units sold                                1,453,023          1,975,011

   Cost of units redeemed                                 (1,512,022)          (805,321)

   Account charges                                           (40,016)           (28,961)

                                                        ------------       ------------

   Increase (decrease)                                       (99,015)         1,140,729

                                                        ------------       ------------

Net increase (decrease)                                      841,920          1,551,266

Net assets, beginning                                      4,029,690          2,478,424

                                                        ------------       ------------

Net assets, ending                                      $  4,871,610       $  4,029,690

                                                        ============       ============

Units sold                                                   185,892            283,166

Units redeemed                                              (211,897)          (130,031)

                                                        ------------       ------------

Net increase (decrease)                                      (26,005)           153,135

Units outstanding, beginning                                 554,345            401,210

                                                        ------------       ------------

Units outstanding, ending                                    528,340            554,345

                                                        ============       ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                                   $  6,347,887

Cost of units redeemed                                                       (3,322,285)

Account charges                                                                (105,340)

Net investment income (loss)                                                    245,971

Net realized gain (loss)                                                        766,484

Realized gain distributions                                                      94,122

Net change in unrealized appreciation (depreciation)                            844,771

                                                                           ------------

                                                                           $  4,871,610

                                                                           ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                                    Utilities


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                             CLASS A                                                           CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06     $    7.65   $   1,448           N/A         25.5%   12/31/06   $  10.10    $ 3,424          1.30%    23.8%

12/31/05          6.09       1,452           N/A         16.7%   12/31/05       8.16      2,577          1.30%    15.4%

12/31/04          5.22       1,008           N/A         28.3%   12/31/04       7.07      1,470          1.30%    21.7%

12/31/03          4.07         790           N/A         17.6%   12/31/03       5.81        980          1.30%    16.2%

12/31/02          3.46         511           N/A        -22.2%   01/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.4%

12/31/05        3.1%

12/31/04        2.4%

12/31/03        2.7%

12/31/02        3.1%


               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                             Real Estate Opportunity


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                                  December 31, 2006

                                     Investments at           Cost of       Mutual Fund

                                              Value       Investments            Shares

                                     --------------    --------------    --------------


                                     --------------    --------------    --------------

Investments                          $    6,670,249    $    5,278,127           232,130

Receivable from general account               2,715    ==============    ==============

                                     --------------

Net assets                           $    6,672,964

                                     ==============



                                                                Units      Accumulation

                                         Net Assets       Outstanding        Unit Value

                                     --------------    --------------    --------------


Class A                              $    2,753,879           167,271    $        16.46

Class B                                   3,919,085           267,266             14.66

                                     --------------    --------------

   Total                             $    6,672,964           434,537

                                     ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                       $       61,736

   Mortality & expense charges                                                   30,308

                                                                         --------------

   Net investment income (loss)                                                  31,428

                                                                         --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                     406,388

   Realized gain distributions                                                  213,208

   Net change in unrealized appreciation (depreciation)                         946,028

                                                                         --------------

   Net gain (loss)                                                            1,565,624

                                                                         --------------

                                                                         --------------

Increase (decrease) in net assets from operations                        $    1,597,052

                                                                         ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                          Year ended         Year ended

                                                          12/31/2006         12/31/2005

                                                        ------------     --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                          $     31,428     $       17,669

  Net realized gain (loss)                                   406,388            108,850

  Realized gain distributions                                213,208             75,431

  Net change in unrealized appreciation

     (depreciation)                                          946,028            145,598

                                                        ------------     --------------

Increase (decrease) in net assets from operations          1,597,052            347,548

                                                        ------------     --------------

Contract owner transactions:

  Proceeds from units sold                                 3,715,714          1,418,356

  Cost of units redeemed                                  (1,522,182)          (520,240)

  Account charges                                            (40,408)           (25,221)

                                                        ------------     --------------

  Increase (decrease)                                      2,153,124            872,895

                                                        ------------     --------------

Net increase (decrease)                                    3,750,176          1,220,443

Net assets, beginning                                      2,922,788          1,702,345

                                                        ------------     --------------

Net assets, ending                                      $  6,672,964     $    2,922,788

                                                        ============     ==============


Units sold                                                   294,877            146,206

Units redeemed                                              (125,895)           (52,891)

                                                        ------------     --------------

Net increase (decrease)                                      168,982             93,315

Units outstanding, beginning                                 265,555            172,240

                                                        ------------     --------------

Units outstanding, ending                                    434,537            265,555

                                                        ============     ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                                   $  7,634,574

Cost of units redeemed                                                       (3,541,933)

Account charges                                                                 (95,262)

Net investment income (loss)                                                     98,868

Net realized gain (loss)                                                        855,623

Realized gain distributions                                                     315,637

Net change in unrealized appreciation (depreciation)                          1,392,122

                                                                           ------------

                                                                           $  6,659,629

                                                                           ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                             Real Estate Opportunity


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                              CLASS B

                                      Expense as a                                                Net     Expense as a

                         Net Assets   % of Average                                 Unit        Assets     % of Average      Total

            Unit Value       (000s)     Net Assets   Total Return                 Value        (000s)       Net Assets     Return

            -----------------------------------------------------              --------------------------------------------------


12/31/06    $    16.46   $    2,754            N/A          42.5%   12/31/06    $ 14.66     $   3,919            1.30%      40.7%

12/31/05         11.55        1,601            N/A          14.2%   12/31/05      10.42         1,322            1.30%      12.8%

12/31/04         10.11        1,293            N/A          38.9%   12/31/04       9.24           409            1.30%      35.3%

12/31/03          7.28        1,042            N/A          38.1%   12/31/03       6.83            99            1.30%      36.6%

12/31/02          5.27          556            N/A           5.8%   01/01/03       5.00           -              0.00%       0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.3%

12/31/05        1.1%

12/31/04        0.9%

12/31/03        3.1%

12/31/02        5.1%


               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                                   High Yield


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    9,851,530    $    9,969,504         1,609,727

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      882,974           142,719    $         6.18

Class B                            8,968,556         1,501,961              5.97

                              --------------    --------------

   Total                      $    9,851,530         1,644,680

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      805,471

   Mortality & expense charges                                            56,724

                                                                  --------------

   Net investment income (loss)                                          748,747

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                5,451

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  (74,896)

                                                                  --------------

   Net gain (loss)                                                       (69,445)

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      679,302

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $    748,747  $      100,949

  Net realized gain (loss)                                 5,451           9,392

  Realized gain distributions                                -               -

  Net change in unrealized appreciation

     (depreciation)                                      (74,896)        (85,095)

                                                    ------------  --------------

Increase (decrease) in net assets from operations        679,302          25,246

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                             8,532,459         354,371

  Cost of units redeemed                                (535,776)       (159,252)

  Account charges                                        (45,045)         (9,568)

                                                    ------------  --------------

  Increase (decrease)                                  7,951,638         185,551

                                                    ------------  --------------

Net increase (decrease)                                8,630,940         210,797

Net assets, beginning                                  1,220,590       1,009,793

                                                    ------------  --------------

Net assets, ending                                  $  9,851,530  $    1,220,590

                                                    ============  ==============


Units sold                                             1,530,270          65,458

Units redeemed                                          (106,771)        (30,761)

                                                    ------------  --------------

Net increase (decrease)                                1,423,499          34,697

Units outstanding, beginning                             221,181         186,484

                                                    ------------  --------------

Units outstanding, ending                              1,644,680         221,181

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 13,797,734

Cost of units redeemed                                                (4,878,804)

Account charges                                                          (73,953)

Net investment income (loss)                                           1,060,761

Net realized gain (loss)                                                  63,766

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                    (117,974)

                                                                    ------------

                                                                    $  9,851,530

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                       AIM

                                   High Yield


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                              CLASS B

                                      Expense as a                                                Net     Expense as a

                         Net Assets   % of Average                                 Unit        Assets     % of Average      Total

            Unit Value       (000s)     Net Assets   Total Return                 Value        (000s)       Net Assets     Return

            -----------------------------------------------------              --------------------------------------------------


12/31/06    $     6.18   $     883             N/A          10.8%   12/31/06    $  5.97     $   8,968            1.30%       9.4%

12/31/05          5.58         575             N/A           2.8%   12/31/05       5.46           645            1.30%       1.3%

12/31/04          5.43         584             N/A           8.6%   12/31/04       5.39           426            1.30%       7.8%

04/29/04          5.00         570             N/A           0.0%   04/29/04       5.00           377            1.30%       0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06       14.5%

12/31/05        9.2%

12/31/04       16.1%


               AUL American Individual Variable Annuity Unit Trust

                                Neuberger Berman

                              AMT Fasciano Class S


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,240,002    $    1,155,993            85,341

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      256,658            33,602    $         7.64

Class B                              983,344           135,017              7.28

                              ==============    ==============

   Total                      $    1,240,002           168,619

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                            11,949

                                                                  --------------

   Net investment income (loss)                                          (11,949)

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                                9,957

   Realized gain distributions                                            30,912

   Net change in unrealized appreciation (depreciation)                   14,415

                                                                  --------------

   Net gain (loss)                                                        55,284

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       43,335

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    (11,949)   $    (21,813)

   Net realized gain (loss)                                9,957         109,167

   Realized gain distributions                            30,912           4,960

   Net change in unrealized appreciation

      (depreciation)                                      14,415         (96,481)

                                                    ------------    ------------

Increase (decrease) in net assets from operations         43,335          (4,167)

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                              292,699       1,776,840

   Cost of units redeemed                               (145,682)     (2,954,478)

   Account charges                                        (7,388)        (15,737)

                                                    ------------    ------------

   Increase (decrease)                                   139,629      (1,193,375)

                                                    ------------    ------------

Net increase (decrease)                                  182,964      (1,197,542)

Net assets, beginning                                  1,057,038       2,254,580

                                                    ------------    ------------

Net assets, ending                                  $  1,240,002    $  1,057,038

                                                    ============    ============


Units sold                                                42,799         269,105

Units redeemed                                           (23,895)       (445,259)

                                                    ------------    ------------

Net increase (decrease)                                   18,904        (176,154)

Units outstanding, beginning                             149,715         325,869

                                                    ------------    ------------

Units outstanding, ending                                168,619         149,715

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  4,304,652

Cost of units redeemed                                                (3,235,777)

Account charges                                                          (31,856)

Net investment income (loss)                                             (45,094)

Net realized gain (loss)                                                 123,249

Realized gain distributions                                               40,819

Net change in unrealized appreciation (depreciation)                      84,009

                                                                    ------------

                                                                    $  1,240,002

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                Neuberger Berman

                              AMT Fasciano Class S


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                CLASS A                                                        CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  7.64      $  257           N/A          5.2%   12/31/06    $  7.28     $  983          1.30%     3.9%

12/31/05          7.26         222           N/A          3.0%   12/31/05       7.01        835          1.30%     1.6%

12/31/04          7.05         262           N/A         11.9%   12/31/04       6.90      1,992          1.30%    10.4%

12/31/03          6.30          45           N/A         26.0%   12/31/03       6.25        133          1.30%    25.0%

05/01/03          5.00         -             N/A          0.0%   05/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.4%

12/31/04        0.0%

12/31/03        0.1%


               AUL American Individual Variable Annuity Unit Trust

                                Neuberger Berman

                                   AMT Regency


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   11,299,995    $   10,852,879           697,100

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    1,867,880           186,972    $         9.99

Class B                            9,432,115           986,219              9.56

                              --------------    --------------

   Total                      $   11,299,995         1,173,191

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       40,918

   Mortality & expense charges                                           132,614

                                                                  --------------

   Net investment income (loss)                                          (91,696)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              572,115

   Realized gain distributions                                           567,269

   Net change in unrealized appreciation (depreciation)                 (276,952)

                                                                  --------------

   Net gain (loss)                                                       862,432

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      770,736

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    (91,696)   $    (71,940)

   Net realized gain (loss)                              572,115          31,649

   Realized gain distributions                           567,269         631,517

   Net change in unrealized appreciation

      (depreciation)                                    (276,952)        369,580

                                                    ------------    ------------

Increase (decrease) in net assets from operations        770,736         960,806

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            6,506,837       9,157,632

   Cost of units redeemed                             (8,233,946)       (841,833)

   Account charges                                      (112,574)        (71,744)

                                                    ------------    ------------

   Increase (decrease)                                (1,839,683)      8,244,055

                                                    ------------    ------------

Net increase (decrease)                               (1,068,947)      9,204,861

Net assets, beginning                                 12,368,942       3,164,081

                                                    ------------    ------------

Net assets, ending                                  $ 11,299,995    $ 12,368,942

                                                    ============    ============

Units sold                                               731,797       1,122,193

Units redeemed                                          (971,283)       (109,989)

                                                    ------------    ------------

Net increase (decrease)                                 (239,486)      1,012,204

Units outstanding, beginning                           1,412,677         400,473

                                                    ------------    ------------

Units outstanding, ending                              1,173,191       1,412,677

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 19,182,564

Cost of units redeemed                                                (9,772,640)

Account charges                                                         (197,094)

Net investment income (loss)                                            (177,828)

Net realized gain (loss)                                                 619,091

Realized gain distributions                                            1,198,786

Net change in unrealized appreciation (depreciation)                     447,116

                                                                    ------------

                                                                    $ 11,299,995

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                Neuberger Berman

                                   AMT Regency


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                CLASS A                                                        CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  9.99      $1,868           N/A         11.1%   12/31/06    $  9.56    $ 9,432          1.30%     9.7%

12/31/05          8.99       1,878           N/A         12.1%   12/31/05       8.72     10,491          1.30%    10.7%

12/31/04          8.02         403           N/A         22.3%   12/31/04       7.88      2,761          1.30%    24.3%

12/31/03          6.56          12           N/A         31.2%   12/31/03       6.34        -            0.00%    26.8%

05/01/03          5.00         -             N/A          0.0%   05/01/03       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.3%

12/31/05        0.1%

12/31/04        0.0%

12/31/03        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                Neuberger Berman

                            AMT Limited Maturity Bond


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Investments                   $   49,881,792    $   50,066,962         3,909,016

                              ==============    ==============    ==============

Payable to general account            (2,752)

                              --------------

Net assets                    $   49,879,040

                              ==============


                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    1,852,761           344,388    $         5.38

Class B                           48,026,279         9,362,421              5.13

                              ==============    ==============

   Total                      $   49,879,040         9,706,809

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $    1,441,613

   Mortality & expense charges                                           516,010

                                                                  --------------

   Net investment income (loss)                                          925,603

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                             (195,042)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  464,536

                                                                  --------------

   Net gain (loss)                                                       269,494

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,195,097

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    925,603    $    534,201

   Net realized gain (loss)                             (195,042)        (16,590)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                     464,536        (436,703)

                                                    ------------    ------------

Increase (decrease) in net assets from operations      1,195,097          80,908

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                           27,073,600      26,327,082

   Cost of units redeemed                             (9,926,656)     (2,344,640)

   Account charges                                      (380,009)       (173,805)

                                                    ------------    ------------

   Increase (decrease)                                16,766,935      23,808,637

                                                    ------------    ------------

Net increase (decrease)                               17,962,032      23,889,545

Net assets, beginning                                 31,917,008       8,027,463

                                                    ------------    ------------

Net assets, ending                                  $ 49,879,040    $ 31,917,008

                                                    ============    ============


Units sold                                             5,472,767       5,285,598

Units redeemed                                        (2,156,570)       (503,840)

                                                    ------------    ------------

Net increase (decrease)                                3,316,197       4,781,758

Units outstanding, beginning                           6,390,612       1,608,854

                                                    ------------    ------------

Units outstanding, ending                              9,706,809       6,390,612

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 61,820,086

Cost of units redeemed                                               (12,620,544)

Account charges                                                         (570,900)

Net investment income (loss)                                           1,647,910

Net realized gain (loss)                                                (212,342)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                    (185,170)

                                                                    ------------

                                                                    $ 49,879,040

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                Neuberger Berman

                            AMT Limited Maturity Bond


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                             CLASS A                                                                CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  5.38    $  1,853           N/A          4.3%    12/31/06   $  5.13    $48,026          1.30%     2.8%

12/31/05          5.16       1,367           N/A          1.4%    12/31/05      4.99     30,550          1.30%     0.2%

12/31/04          5.09         697           N/A          0.8%    12/31/04      4.98      7,331          1.30%    -0.6%

12/31/03          5.05           7           N/A          1.0%    12/31/03      5.01         16          1.30%     0.2%

05/01/03          5.00         -             N/A          0.0%    05/01/03      5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.5%

12/31/05        3.2%

12/31/04        7.1%

12/31/03        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                     Dreyfus

                                VIF Appreciation


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      357,462    $      328,049             8,447

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $       70,829            11,253    $         6.29

Class B                              286,633            47,114              6.08

                              ==============    ==============

   Total                      $      357,462            58,367

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        1,466

   Mortality & expense charges                                             1,860

                                                                  --------------

   Net investment income (loss)                                             (394)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                1,777

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   26,954

                                                                  --------------

   Net gain (loss)                                                        28,731

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       28,337

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $       (394)   $       (964)

   Net realized gain (loss)                                1,777           1,969

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                      26,954           1,407

                                                    ------------    ------------

Increase (decrease) in net assets from operations         28,337           2,412

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                              250,418         118,899

   Cost of units redeemed                                (43,923)        (65,661)

   Account charges                                        (1,216)           (702)

                                                    ------------    ------------

   Increase (decrease)                                   205,279          52,536

                                                    ------------    ------------

Net increase (decrease)                                  233,616          54,948

Net assets, beginning                                    123,846          68,898

                                                    ------------    ------------

Net assets, ending                                  $    357,462    $    123,846

                                                    ============    ============


Units sold                                                43,347          22,585

Units redeemed                                            (8,262)        (12,652)

                                                    ------------    ------------

Net increase (decrease)                                   35,085           9,933

Units outstanding, beginning                              23,282          13,349

                                                    ------------    ------------

Units outstanding, ending                                 58,367          23,282

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    436,336

Cost of units redeemed                                                  (109,584)

Account charges                                                           (1,948)

Net investment income (loss)                                                (502)

Net realized gain (loss)                                                   3,747

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      29,413

                                                                    ------------

                                                                    $    357,462

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                     Dreyfus

                                VIF Appreciation


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                CLASS A                                                       CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  6.29       $  71           N/A         16.1%   12/31/06    $  6.08     $  286          1.30%    14.8%

12/31/05          5.42          18           N/A          4.2%   12/31/05       5.30        106          1.30%     2.7%

12/31/04          5.20           1           N/A          4.0%   12/31/04       5.16         68          1.30%     3.2%

05/28/04          5.00          -            N/A          0.0%   05/28/04       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.6%

12/31/05        0.0%

12/31/04        1.4%


               AUL American Individual Variable Annuity Unit Trust

                                     Dreyfus

                                Technology Growth


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      107,908    $      100,571            11,629

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $       30,296             5,466    $         5.54

Class B                               77,612            14,498              5.35

                              --------------    --------------

   Total                      $      107,908            19,964

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                               804

                                                                  --------------

   Net investment income (loss)                                             (804)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                2,585

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                    3,347

                                                                  --------------

   Net gain (loss)                                                         5,932

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        5,128

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $       (804)   $       (376)

   Net realized gain (loss)                                2,585            (115)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                       3,347           3,441

                                                    ------------    ------------

Increase (decrease) in net assets from operations          5,128           2,950

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                               78,916          49,512

   Cost of units redeemed                                (35,219)         (2,460)

   Account charges                                          (706)           (292)

                                                    ------------    ------------

   Increase (decrease)                                    42,991          46,760

                                                    ------------    ------------

Net increase (decrease)                                   48,119          49,710

Net assets, beginning                                     59,789          10,079

                                                    ------------    ------------

Net assets, ending                                  $    107,908    $     59,789

                                                    ============    ============


Units sold                                                18,024          10,028

Units redeemed                                            (9,483)           (576)

                                                    ------------    ------------

Net increase (decrease)                                    8,541           9,452

Units outstanding, beginning                              11,423           1,971

                                                    ------------    ------------

Units outstanding, ending                                 19,964          11,423

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    138,502

Cost of units redeemed                                                   (38,207)

Account charges                                                           (1,011)

Net investment income (loss)                                              (1,196)

Net realized gain (loss)                                                   2,483

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                       7,337

                                                                    ------------

                                                                    $    107,908

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                     Dreyfus

                                Technology Growth


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                 CLASS A                                                      CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06       $  5.54       $  30           N/A          4.0%    12/31/06   $  5.35      $  78          1.30%     2.7%

12/31/05          5.33          11           N/A          3.5%    12/31/05      5.21         49          1.30%     2.2%

12/31/04          5.15           2           N/A          3.0%    12/31/04      5.10          8          1.30%     2.0%

05/28/04          5.00          -            N/A          0.0%    05/28/04      5.00         -           0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%

12/31/04        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                    Vanguard

                                VF Mid Cap Index


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   10,610,866    $    9,586,404           532,139

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      722,198           107,048    $         6.75

Class B                            9,888,668         1,497,876              6.60

                              ---------------   --------------

   Total                      $   10,610,866         1,604,924

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        9,608

   Mortality & expense charges                                            60,764

                                                                  --------------

   Net investment income (loss)                                          (51,156)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               12,510

   Realized gain distributions                                            36,993

   Net change in unrealized appreciation (depreciation)                1,000,567

                                                                  --------------

   Net gain (loss)                                                     1,050,070

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      998,914

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    (51,156)  $       (1,057)

   Net realized gain (loss)                               12,510              278

   Realized gain distributions                            36,993              -

   Net change in unrealized appreciation

      (depreciation)                                   1,000,567           23,895

                                                    ------------   --------------

Increase (decrease) in net assets from operations        998,914           23,116

                                                    ------------   --------------

Contract owner transactions:

   Proceeds from units sold                            9,793,193          456,794

   Cost of units redeemed                               (613,057)          (2,835)

   Account charges                                       (44,120)          (1,139)

                                                    ------------   --------------

   Increase (decrease)                                 9,136,016          452,820

                                                    ------------   --------------

Net increase (decrease)                               10,134,930          475,936

Net assets, beginning                                    475,936              -

                                                    ------------   --------------

Net assets, ending                                  $ 10,610,866   $      475,936

                                                    ============   ==============

Units sold                                             1,636,702           81,405

Units redeemed                                          (112,490)            (693)

                                                    ------------   --------------

Net increase (decrease)                                1,524,212           80,712

Units outstanding, beginning                              80,712              -

                                                    ------------   --------------

Units outstanding, ending                              1,604,924           80,712

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 10,249,987

Cost of units redeemed                                                  (615,892)

Account charges                                                          (45,259)

Net investment income (loss)                                             (52,213)

Net realized gain (loss)                                                  12,788

Realized gain distributions                                               36,993

Net change in unrealized appreciation (depreciation)                   1,024,462

                                                                    ------------

                                                                    $ 10,610,866

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Vanguard

                                VF Mid Cap Index


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                      Expense as a                                            Net   Expense as a

                         Net Assets   % of Average                                Unit     Assets   % of Average    Total

            Unit Value       (000s)     Net Assets   Total Return                Value     (000s)     Net Assets   Return

            -----------------------------------------------------             -------------------------------------------


12/31/06       $  6.75     $    722            N/A          13.8%   12/31/06   $  6.60   $  9,889          1.30%    12.3%

12/31/05          5.93          161            N/A          18.6%   12/31/05      5.88        315          1.30%    17.6%

04/20/05          5.00          -              N/A           0.0%   04/20/05      5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.2%

12/31/05        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                    Vanguard

                             VF Small Company Growth


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      639,522    $      625,794            32,846

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      182,594            27,846    $         6.56

Class B                              456,928            71,212              6.42

                              --------------    --------------

   Total                      $      639,522            99,058

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          667

   Mortality & expense charges                                             3,272

                                                                  --------------

   Net investment income (loss)                                           (2,605)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               (9,323)

   Realized gain distributions                                            20,533

   Net change in unrealized appreciation (depreciation)                   11,613

                                                                  --------------

   Net gain (loss)                                                        22,823

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       20,218

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     (2,605)  $          (91)

   Net realized gain (loss)                               (9,323)              77

   Realized gain distributions                            20,533              -

   Net change in unrealized appreciation

      (depreciation)                                      11,613            2,115

                                                    ------------   --------------

Increase (decrease) in net assets from operations         20,218            2,101

                                                    ------------   --------------

Contract owner transactions:

   Proceeds from units sold                              735,156          107,273

   Cost of units redeemed                               (215,538)          (6,167)

   Account charges                                        (3,316)            (205)

                                                    ------------   --------------

   Increase (decrease)                                   516,302          100,901

                                                    ------------   --------------

Net increase (decrease)                                  536,520          103,002

Net assets, beginning                                    103,002              -

                                                    ------------   --------------

Net assets, ending                                  $    639,522   $      103,002

                                                    ============   ==============

Units sold                                               117,836           18,506

Units redeemed                                           (36,180)          (1,104)

                                                    ------------   --------------

Net increase (decrease)                                   81,656           17,402

Units outstanding, beginning                              17,402              -

                                                    ------------   --------------

Units outstanding, ending                                 99,058           17,402

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    842,429

Cost of units redeemed                                                  (221,705)

Account charges                                                           (3,521)

Net investment income (loss)                                              (2,696)

Net realized gain (loss)                                                  (9,246)

Realized gain distributions                                               20,533

Net change in unrealized appreciation (depreciation)                      13,728

                                                                    ------------

                                                                    $    639,522

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Vanguard

                             VF Small Company Growth


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                      Expense as a                                            Net   Expense as a

                         Net Assets   % of Average                                Unit     Assets   % of Average    Total

            Unit Value       (000s)     Net Assets   Total Return                Value     (000s)     Net Assets   Return

            -----------------------------------------------------             -------------------------------------------


12/31/06       $  6.56     $    183           N/A           10.2%   12/31/06   $  6.42   $    457          1.30%     8.8%

12/31/05          5.95           40           N/A           19.0%   12/31/05      5.90         63          1.30%    18.0%

04/20/05          5.00          -             N/A            0.0%   04/20/05      5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.2%

12/31/05        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                    Vanguard

                           VF Total Bond Market Index


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      683,491    $      674,465            60,872

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      284,554            53,734    $         5.30

Class B                              398,937            76,985              5.18

                              ---------------   --------------

   Total                      $      683,491           130,719

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       12,760

   Mortality & expense charges                                             2,695

                                                                  --------------

   Net investment income (loss)                                           10,065

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               (1,812)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                    8,476

                                                                  --------------

   Net gain (loss)                                                         6,664

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       16,729

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     10,065   $         (318)

   Net realized gain (loss)                               (1,812)              37

   Realized gain distributions                               -                -

   Net change in unrealized appreciation

      (depreciation)                                       8,476              550

                                                    ------------   --------------

Increase (decrease) in net assets from operations         16,729              269

                                                    ------------   --------------

Contract owner transactions:

   Proceeds from units sold                              647,930          112,517

   Cost of units redeemed                                (81,978)          (7,206)

   Account charges                                        (4,256)            (514)

                                                    ------------   --------------

   Increase (decrease)                                   561,696          104,797

                                                    ------------   --------------

Net increase (decrease)                                  578,425          105,066

Net assets, beginning                                    105,066              -

                                                    ------------   --------------

Net assets, ending                                  $    683,491   $      105,066

                                                    ============   ==============

Units sold                                               126,905           22,316

Units redeemed                                           (16,975)          (1,527)

                                                    ------------   --------------

Net increase (decrease)                                  109,930           20,789

Units outstanding, beginning                              20,789              -

                                                    ------------   --------------

Units outstanding, ending                                130,719           20,789

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    760,447

Cost of units redeemed                                                   (89,184)

Account charges                                                           (4,770)

Net investment income (loss)                                               9,747

Net realized gain (loss)                                                  (1,775)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                       9,026

                                                                    ------------

                                                                    $    683,491

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                    Vanguard

                           VF Total Bond Market Index


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                      Expense as a                                            Net   Expense as a

                         Net Assets   % of Average                                Unit     Assets   % of Average    Total

            Unit Value       (000s)     Net Assets   Total Return                Value     (000s)     Net Assets   Return

            -----------------------------------------------------             -------------------------------------------


12/31/06       $  5.30     $    284           N/A           4.2%    12/31/06   $  5.18   $    399          1.30%      3.0%

12/31/05          5.08           49           N/A           1.6%    12/31/05      5.03         56          1.30%      0.6%

04/20/05          5.00          -             N/A           0.0%    04/20/05      5.00        -            0.00%      0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.2%

12/31/05        0.0%


               AUL American Individual Variable Annuity Unit Trust

                                     Timothy

                          Conservative Growth Variable


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   20,112,156    $   19,721,350         1,656,685

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $      274,983            46,111    $         5.96

Class B                           19,837,173         3,400,019              5.83

                              --------------    --------------

   Total                      $   20,112,156         3,446,130

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $      541,770

  Mortality & expense charges                                            171,681

                                                                  --------------

  Net investment income (loss)                                           370,089

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                54,879

  Realized gain distributions                                            444,977

  Net change in unrealized appreciation (depreciation)                   186,006

                                                                  --------------

  Net gain (loss)                                                        685,862

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,055,951

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 5/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    370,089  $      (23,200)

   Net realized gain (loss)                               54,879          12,890

   Realized gain distributions                           444,977           6,723

   Net change in unrealized appreciation

      (depreciation)                                     186,006         204,800

                                                    ------------  --------------

Increase (decrease) in net assets from operations      1,055,951         201,213

                                                    ------------  --------------

Contract owner transactions:

   Proceeds from units sold                           13,135,081       7,774,018

   Cost of units redeemed                               (922,097)     (1,007,600)

   Account charges                                      (100,282)        (24,128)

                                                    ------------  --------------

   Increase (decrease)                                12,112,702       6,742,290

                                                    ------------  --------------

Net increase (decrease)                               13,168,653       6,943,503

Net assets, beginning                                  6,943,503             -

                                                    ------------  --------------

Net assets, ending                                  $ 20,112,156  $    6,943,503

                                                    ============  ==============

Units sold                                             2,361,338       1,469,826

Units redeemed                                          (197,289)       (187,745)

                                                    ------------  --------------

Net increase (decrease)                                2,164,049       1,282,081

Units outstanding, beginning                           1,282,081             -

                                                    ------------  --------------

Units outstanding, ending                              3,446,130       1,282,081

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 20,909,099

Cost of units redeemed                                                (1,929,697)

Account charges                                                         (124,410)

Net investment income (loss)                                             346,889

Net realized gain (loss)                                                  67,769

Realized gain distributions                                              451,700

Net change in unrealized appreciation (depreciation)                     390,806

                                                                    ------------

                                                                    $ 20,112,156

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                     Timothy

                          Conservative Growth Variable

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                CLASS A                                                        CLASS B

                                    Expense as a                                            Net   Expense as a

                        Net Assets  % of Average                                Unit     Assets   % of Average    Total

            Unit Value      (000s)    Net Assets  Total Return                 Value     (000s)     Net Assets   Return

            --------------------------------------------------              -------------------------------------------


12/31/06      $   5.96    $    275           N/A          9.2%   12/31/06   $   5.83    $19,837          1.30%     7.6%

12/31/05          5.46         163           N/A          9.2%   12/31/05       5.42      6,780          1.30%     8.4%

04/20/05          5.00         -             N/A          0.0%   04/20/05       5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06     4.0%

12/31/05     0.2%


               AUL American Individual Variable Annuity Unit Trust

                                     Timothy

                            Strategic Growth Variable


--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    6,536,653    $    6,438,525           541,169

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                  Net Assets       Outstanding        Unit Value

                              --------------    --------------    --------------


Class A                       $    1,365,378           219,264    $         6.23

Class B                            5,171,275           848,652              6.09

                              ==============    ==============

   Total                      $    6,536,653         1,067,916

                              ==============    ==============



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      119,250

   Mortality & expense charges                                            36,333

                                                                  --------------

   Net investment income (loss)                                           82,917

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               13,803

   Realized gain distributions                                           245,875

   Net change in unrealized appreciation (depreciation)                   32,529

                                                                  --------------

   Net gain (loss)                                                       292,207

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      375,124

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     82,917   $       (2,235)

   Net realized gain (loss)                               13,803            2,238

   Realized gain distributions                           245,875           34,444

   Net change in unrealized appreciation

      (depreciation)                                      32,529           65,599

                                                    ------------   --------------

Increase (decrease) in net assets from operations        375,124          100,046

                                                    ------------   --------------

Contract owner transactions:

   Proceeds from units sold                            4,464,490        2,046,042

   Cost of units redeemed                               (327,863)         (81,414)

   Account charges                                       (31,940)          (7,832)

                                                    ------------   --------------

   Increase (decrease)                                 4,104,687        1,956,796

                                                    ------------   --------------

Net increase (decrease)                                4,479,811        2,056,842

Net assets, beginning                                  2,056,842              -

                                                    ------------   --------------

Net assets, ending                                  $  6,536,653   $    2,056,842

                                                    ============   ==============

Units sold                                               769,557          380,553

Units redeemed                                           (65,734)         (16,460)

                                                    ------------   --------------

Net increase (decrease)                                  703,823          364,093

Units outstanding, beginning                             364,093              -

                                                    ------------   --------------

Units outstanding, ending                              1,067,916          364,093

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  6,510,532

Cost of units redeemed                                                  (409,277)

Account charges                                                          (39,772)

Net investment income (loss)                                              80,682

Net realized gain (loss)                                                  16,041

Realized gain distributions                                              280,319

Net change in unrealized appreciation (depreciation)                      98,128

                                                                    ------------

                                                                    $  6,536,653

                                                                    ============



The accompanying notes are an integral part of the financial statements


               AUL American Individual Variable Annuity Unit Trust

                                     Timothy

                            Strategic Growth Variable


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                  CLASS A                                                       CLASS B

                                      Expense as a                                            Net   Expense as a

                         Net Assets   % of Average                                Unit     Assets   % of Average    Total

            Unit Value       (000s)     Net Assets   Total Return                Value     (000s)     Net Assets   Return

            -----------------------------------------------------             -------------------------------------------


12/31/06       $  6.23     $  1,366            N/A           9.8%   12/31/06   $  6.09   $  5,171          1.30%     8.4%

12/31/05          5.67        1,207            N/A          13.4%   12/31/05      5.62        850          1.30%    12.4%

04/20/05          5.00          -              N/A           0.0%   04/20/05      5.00        -            0.00%     0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.8%

12/31/05        0.0%


                     [This page is intentionally left blank]

               AUL American Individual Variable Annuity Unit Trust

                          NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


   The AUL American Individual Variable Annuity Unit Trust (Variable Account)

   was established by American United Life Insurance Company (AUL) on November

   11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

   The Variable Account commenced operations on April 30, 1999.  The Variable

   Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:




OneAmerica Funds, Inc.                          OneAmerica Funds

Fidelity Variable Insurance Products Fund       Fidelity

American Century Variable Portfolios, Inc.      American Century

Alger American Fund                             Alger

Calvert Variable Series, Inc.                   Calvert

Old Mutual Insurance Series Funds               Old Mutual

T. Rowe Price Equity Series, Inc.,              T. Rowe Price

T. Rowe Price Fixed Income Series, Inc.         T. Rowe Price

Janus Aspen Series                              Janus

Pioneer Variable Contracts Trust                Pioneer

AIM Variable Insurance Funds                    AIM

Neuberger Berman Advisers Management Trust      Neuberger Berman

Dreyfus Variable Investment Portfolio           Dreyfus

Vanguard Variable Insurance Funds               Vanguard

Timothy Portfolio Variable Series               Timothy



   As of December 9, 2005, the PBHG Insurance Series Funds, Inc. (PBHG) changed its name to Old Mutual Insurance Series Funds.


   ACCUMULATION UNITS AND UNIT VALUE CLASSES


   In the Statement of Net Assets the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent,

   respectively.


   This Variable Account issues two classes of accumulation units. CLASS A units are issued to the SelectPoint Variable Annuity contracts and

   DirectPoint Variable Annuity contracts. CLASS B units are issued to the

   StarPoint Variable Annuity contracts.


   SECURITY VALUATION, TRANSACTIONS AND RELATED INCOME


   The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of

               AUL American Individual Variable Annuity Unit Trust

                          NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (CONTINUED)


   shares owned by the Variable Account.  Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.


   RELATED PARTY TRANSACTIONS


AUL, the sponsor of the Variable  Account,  also acts as the investment  advisor for OneAmerica  Funds,  Inc., a mutual fund offered within the Variable Account.

The OneAmerica Funds, Inc. is comprised of Value, Money Market,  Asset Director,

Investment  Grade Bond, and Socially  Responsive (not available for the Variable

Account) Portfolios. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment  advisory  agreement,  AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:




Value                 0.50%          Investment Grade Bond          0.50%

Money Market          0.40%          Asset Director                 0.50%



   Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual fund.


   TAXES


   Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the

   Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.


   ESTIMATES


   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.


   REPORTING PERIODS


   Periods less than a calendar year represent the date of commencement of operations to the end of the applicable year.

               AUL American Individual Variable Annuity Unit Trust

                          NOTES TO FINANCIAL STATEMENTS


2. ACCOUNT CHARGES


   CLASS A

   -------

   No Withdrawal Charge Contract (DirectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality,

   (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of

   $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account.  No charge is currently being assessed.  The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.


   WITHDRAWAL CHARGE CONTRACT (SELECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality,

   (2) mortality and expense risk charges ranges from 1.10% to 1.25% per year,

   (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5) withdrawal charges ranging from 10% to 0%,

   depending on policy duration, for flexible premium contracts, and 7% to 0%,

   depending on policy duration, for one year flexible premium contracts.  A

   12% free out provision may apply.  The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.


   ACCOUNT CHARGES


   With respect to individual variable annuity policies funded by the Variable

   Account, total account charges during the periods ended December 31, 2006 and December 31, 2005 were $7,091,714 and $5,772,010, respectively.  Account charges are recorded as redemptions in the accompanying statement of changes in net assets.


   CLASS B

   -------

   WITHDRAWAL CHARGE CONTRACT: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.15% per year, (3) an annual contract fee of up to

   $50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% to 0%,

   depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable

   Account.  No charge is currently being assessed.  The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

               AUL American Individual Variable Annuity Unit Trust

                          NOTES TO FINANCIAL STATEMENTS


2. ACCOUNT CHARGES (CONTINUED)


   MORTALITY, EXPENSE RISK, AND ADMINISTRATIVE FEE CHARGES AUL deducts a daily charge as compensation for the mortality, expense risks, and administrative fees assumed by AUL.  The charge is equal on an annual basis to 1.30% of the average daily net assets of each investment account.  AUL guarantees that the mortality and expense charge shall not increase.  This guarantee only applies to current contract holders.  The charges incurred during the period ended December 31, 2006 and during the period ended December 31, 2005 were

   $6,364,289 and $4,218,321, respectively.  In addition to these fees, AUL may assess account charges as described above.


60




ONEAMERICA FINANCIAL

PARTNERS, INC.

REPORT OF INDEPENDENT AUDITORS

ON CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]


--------------------------------------------------------------------------------


                                                      PRICEWATERHOUSECOOPERS LLP

                                                      300 North Meridian Street

                                                      Indianapolis IN 46204

                                                      Telephone (317) 453 4100

                                                      Facsimile (317) 453 4350


                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors of American United Mutual Insurance Holding Company

and OneAmerica Financial Partners, Inc.


In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects,

the financial position of OneAmerica Financial Partners, Inc., and subsidiaries

(the "Company") at December 31, 2006 and 2005, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


\s\ PricewaterhouseCoopers LLP

Indianapolis, Indiana

March 15, 2007

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED BALANCE SHEETS




December 31                                                                    2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


ASSETS

Investments:

   Fixed maturities - available for sale, at fair value:

      (amortized cost: 2006 - $6,779.9; 2005 - $6,827.4)                  $ 6,801.5                           $ 6,960.4

   Equity securities at fair value:

      (cost: 2006 - $37.0; 2005 - $32.6)                                       49.3                                42.1

   Mortgage loans                                                           1,351.3                             1,338.0

   Real estate, net                                                            34.9                                36.2

   Policy loans                                                               179.0                               176.7

   Short-term and other invested assets                                        22.1                                22.8

   Cash and cash equivalents                                                  165.5                               195.2

-----------------------------------------------------------------------------------------------------------------------

      TOTAL INVESTMENTS                                                     8,603.6                             8,771.4

Accrued investment income                                                      96.6                                96.9

Reinsurance receivables                                                     1,991.0                             1,846.4

Deferred acquisition costs                                                    600.6                               583.6

Value of business acquired                                                    114.6                               118.5

Property and equipment, net                                                    67.1                                67.8

Insurance premiums in course of collection                                     26.5                                31.2

Other assets                                                                  106.5                                91.9

Assets held in separate accounts                                            6,884.8                             5,999.0

-----------------------------------------------------------------------------------------------------------------------

      TOTAL ASSETS                                                        $18,491.3                           $17,606.7

=======================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY

LIABILITIES

   Policy reserves                                                        $ 9,298.5                           $ 9,228.0

   Other policyholder funds                                                   212.4                               223.0

   Pending policyholder claims                                                264.1                               283.0

   Surplus notes and notes payable                                            275.0                               275.0

   Other liabilities and accrued expenses                                     253.1                               318.4

   Deferred gain on indemnity reinsurance                                      80.7                                85.5

   Liabilities related to separate accounts                                 6,884.8                             5,999.0

-----------------------------------------------------------------------------------------------------------------------

      TOTAL LIABILITIES                                                    17,268.6                            16,411.9

=======================================================================================================================

SHAREHOLDER'S EQUITY

   Common stock, no par value - authorized

      1,000 shares; issued and outstanding 100 shares                             -                                   -

   Retained earnings                                                        1,201.8                             1,127.0

   Accumulated other comprehensive income:

      Unrealized appreciation of securities, net of tax                        20.9                                68.2

      Minimum pension liability, net of tax                                       -                                (0.4)

-----------------------------------------------------------------------------------------------------------------------

      TOTAL SHAREHOLDER'S EQUITY                                            1,222.7                             1,194.8

-----------------------------------------------------------------------------------------------------------------------

      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $18,491.3                           $17,606.7

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED STATEMENTS OF OPERATIONS




Year ended December 31                                                         2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


REVENUES:

   Insurance premiums and other considerations                             $  406.4                            $  445.6

   Policy and contract charges                                                173.9                               142.0

   Net investment income                                                      522.6                               451.9

   Realized investment losses, net                                             (5.3)                               (3.5)

   Other income                                                                28.8                                28.2

-----------------------------------------------------------------------------------------------------------------------

      TOTAL REVENUES                                                        1,126.4                             1,064.2

=======================================================================================================================

BENEFITS AND EXPENSES:

   Policy benefits                                                            399.4                               406.3

   Interest expense on annuities and financial products                       235.6                               188.6

   General operating expenses                                                 193.3                               189.2

   Commissions                                                                 73.1                                66.1

   Amortization                                                                84.9                                79.9

   Dividends to policyholders                                                  27.0                                27.1

   Interest expense on surplus notes and notes payable                         19.8                                19.8

-----------------------------------------------------------------------------------------------------------------------

      TOTAL BENEFITS AND EXPENSES                                           1,033.1                               977.0

=======================================================================================================================

Income before income tax expense                                               93.3                                87.2

Income tax expense                                                             25.6                                25.1

-----------------------------------------------------------------------------------------------------------------------

     NET INCOME                                                            $   67.7                            $   62.1

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE

INCOME




                                                                                 ACCUMULATED OTHER

                                                                            COMPREHENSIVE INCOME (LOSS)

                                                                          -------------------------------

                                                                            UNREALIZED          MINIMUM

                                                                           APPRECIATION         PENSION

                                            COMMON        RETAINED        OF SECURITIES,       LIABILITY,

(IN MILLIONS)                                STOCK        EARNINGS          NET OF TAX         NET OF TAX        TOTAL

-----------------------------------------------------------------------------------------------------------------------


BALANCES, DECEMBER 31, 2004                   $-          $1,064.9            $127.4             $(10.0)       $1,182.3

Comprehensive income:

   Net income                                  -              62.1                 -                  -            62.1

   Other comprehensive income (loss)           -                 -             (59.2)               9.6           (49.6)

                                                                                                               --------

Total comprehensive income                                                                                         12.5

-----------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2005                    -           1,127.0              68.2               (0.4)        1,194.8

Comprehensive income:

   Net income                                  -              67.7                 -                  -            67.7

   Other comprehensive income (loss)           -                 -             (47.3)               0.4           (46.9)

                                                                                                               --------

Total comprehensive income                                                                                         20.8

   Cumulative effect adjustment (Note 2)       -               7.1                 -                  -             7.1

-----------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2006                   $-          $1,201.8            $ 20.9             $ (0.0)       $1,222.7

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS




Year ended December 31                                                         2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:

-----------------------------------------------------------------------------------------------------------------------

Net income                                                                $    67.7                           $    62.1

Adjustments to reconcile net income to net cash:

      Amortization                                                             84.9                                79.9

      Depreciation                                                             15.7                                14.8

      Deferred taxes                                                           10.8                                 9.6

      Realized investment losses, net                                           5.3                                 3.5

      Policy acquisition costs capitalized                                    (90.6)                              (99.2)

      Interest credited to deposit liabilities                                235.8                               187.5

      Fees charged to deposit liabilities                                     (76.6)                              (55.8)

      Amortization and accrual of investment income                            (3.3)                               (5.1)

      Increase in insurance liabilities                                       125.1                               121.6

      Increase in other assets                                               (170.6)                             (143.1)

      Increase (decrease) in other liabilities                                (43.5)                               14.4

-----------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                     160.7                               190.2

=======================================================================================================================

CASH FLOWS FROM INVESTING ACTIVITIES:

   Purchases:

      Fixed maturities, available-for-sale                                   (846.4)                           (1,528.8)

      Equity securities                                                       (12.1)                               (3.0)

      Mortgage loans                                                         (180.0)                             (168.4)

      Real estate                                                              (2.1)                               (5.2)

      Short-term and other invested assets                                     (3.4)                               (4.7)

   Proceeds from sales, calls or maturities:

      Fixed maturities, available-for-sale                                    885.4                             1,107.7

      Equity securities                                                         9.0                                 3.6

      Mortgage loans                                                          166.8                               139.2

      Real estate                                                               0.9                                 0.5

      Short-term and other invested assets                                      3.2                                 0.8

   Net transfer from disposal of financial institutions operations             11.3                                   -

   Transfer from indemnity reinsurance transaction                                -                               363.7

-----------------------------------------------------------------------------------------------------------------------

Net cash provided (used) by investing activities                               32.6                               (94.6)

=======================================================================================================================

CASH FLOWS FROM FINANCING ACTIVITIES:

      Deposits to insurance liabilities                                     1,854.1                             1,652.0

      Withdrawals from insurance liabilities                               (2,074.8)                           (1,699.2)

      Other                                                                    (2.3)                               (1.4)

-----------------------------------------------------------------------------------------------------------------------

Net cash used by financing activities                                        (223.0)                              (48.6)

=======================================================================================================================

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                          (29.7)                               47.0

=======================================================================================================================

CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                   195.2                               148.2

=======================================================================================================================

CASH AND CASH EQUIVALENTS END OF YEAR                                     $   165.5                           $   195.2

=======================================================================================================================

NON-CASH TRANSACTIONS DURING THE YEAR

   Fixed maturities, available-for-sale, acquired

   related to the indemnity reinsurance transaction                       $       -                           $ 1,287.4

   Transfer of reserves, net related to the indemnity

   reinsurance transaction                                                        -                             1,651.1

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.  NATURE OF OPERATIONS


    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of

    OneAmerica; and its subsidiaries, American United Life Insurance Company

    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State

    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State

    Life and PML through OneAmerica. Policyholder membership rights exist at

    AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.


    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:


    o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators,

      employee benefit plan marketing organizations and the Company's career agents.


    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual

      Operations are distributed through a career agency force, brokers, and personal producing general agents.


    o Group Operations offers traditional and voluntary group life and disability, medical stop-loss, and disability products primarily to employer groups. These products are distributed through brokers, agents and marketing alliances, third party administrators and managing general underwriters.


2.  SIGNIFICANT ACCOUNTING POLICIES


    BASIS OF PRESENTATION


    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United

    States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements,

    and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    INVESTMENTS


    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated

    at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.


    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.


    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts.

    Real estate is reported at cost, less accumulated depreciation.

    Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $46.0 million and $45.5 million at December 31, 2006 and

    2005, respectively. Depreciation expense for investment in real estate amounted to $2.5 million and $2.4 million for 2006 and 2005, respectively.

    Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.


    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.


    DEFERRED POLICY ACQUISITION COSTS


    Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions,

    certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:


    o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.


    o For universal life-type policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.


    o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    o For miscellaneous group life and individual and group health policies,

      straight line over the expected life of the policy.


    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.


    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in

    "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income and Note

    7 - Valuation of Business Acquired.


    ASSETS HELD IN SEPARATE ACCOUNTS


    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts,

    equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.


    PROPERTY AND EQUIPMENT


    Property and equipment includes real estate owned and occupied by the

    Company. Property and equipment is carried at cost, net of accumulated depreciation of $103.3 million and $97.8 million as of December 31, 2006 and 2005, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2006 and 2005 was $13.2 million and $12.4 million, respectively.


    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS


    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due.

    Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.


    Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance,

    policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS


    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain),

    the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.


    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS


    The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $14.6 million and $24.2 million at December 31, 2006 and 2005, respectively. The associated reserves for these guarantees were $3.1 million and $2.0 million as of December 31, 2006 and 2005, respectively.


    The Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $7.4 million and $6.2 million for 2006 and 2005, respectively. Amounts amortized totaled $1.6 million and $1.0 million for 2006 and 2005, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $20.0 million and $14.2 million at December 31, 2006 and 2005, respectively.


    INCOME TAXES


    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.


    COMPREHENSIVE INCOME


    Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.


    RECLASSIFICATION


    Certain 2005 balances have been reclassified to conform to the 2006 presentation.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    DERIVATIVES


    The Company has adopted SFAS No. 133, "Accounting for Derivative

    Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value. At December 31, 2006, the Company did not hold any derivative instruments or hedges.


    GOODWILL AND OTHER INTANGIBLE ASSETS


    SFAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142,

    "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized.

    All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with SFAS No. 142. The Company performed this test during 2006 and 2005 and determined that a $1.0 million impairment was required in 2005 on its goodwill related to the Financial Institutions insurance operations.


    The Company ceased the amortization of goodwill as of January 1, 2002.

    Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $17.3 million and $20.5 million at December 31, 2006 and

    2005, respectively.


    The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value

    of Business Acquired.


    NEW ACCOUNTING PRONOUNCEMENTS


    In July 2006, the Financial Accounting Standards Board ("FASB") released

    FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes"

    ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The guidance is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect a material impact on the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1, "The

    Meaning of Other-Than- Temporary Impairment and Its Application to Certain

    Investments" (FSP FAS 115-1). Effective for reporting periods beginning after December 15, 2005, FSP FAS 115-1 provides additional guidance for determining whether an impairment is other-then-temporary and also includes guidance for accounting for an investment subsequent to an other-than-temporary impairment. Our adoption on FSP FAS 115-1 in January

    2006 did not have a material effect on the Company's consolidated financial statements.


    The FASB issued FAS 154, "Accounting Changes and Error Corrections" (SFAS

    154) in May 2005 and is effective for 2006. SFAS 154 replaces APB Opinion

    No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting

    Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. The Company's adoption of SFAS 154 did not have a material effect on the Company's consolidated financial statements.


    The FASB issued FAS 155, "Accounting for Certain Hybrid Financial

    Instruments" (SFAS 155) in February 2006 and is effective for 2007. SFAS

    154 amends FASB Statement No. 133, "Accounting for Derivative Instruments

    and Hedging Activities" and FASB Statement No. 140, "Accounting for

    Transfers and Servicing of Financial Assets and Extinguishments of

    Liabilities". SFAS 155 permits the fair value remeasurement of hybrid investments containing an embedded derivative. The Company's adoption of

    FAS 155 is not expected to have a material effect on the Company's consolidated financial statements.


    In February 2006, the FASB issued FAS 157, "Fair Value Measurements" (SFAS

    157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Company does not believe the adoption of SFAS 157 will impact the amounts reported in the consolidated financial statements,

    however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations.


    In September 2006, the FASB issued FAS 158, "Employers' Accounting for

    Defined Benefit Pension and Other Postretirement Plan" (SFAS 158). This

    statement requires recognition of the overfunded or underfunded status of defined benefit pension and other postretirement plans as an asset or a liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. This requirement is effective for

    2007 and the adoption of SFAS 158 is expected to result in a decrease in equity of approximately $21 million. The statement also requires the measurement of the funded status of a plan as of the date of the balance sheet. The requirement to measure plan assets and benefit obligations as of the date of the employer's fiscal year-end statement of financial position is effective for fiscal years ending after December 15, 2008.


    In February 2007, the FASB issued FAS 159, "The Fair Value Option for

    Financial Assets and Financial Liabilities - including an amendment of SFAS

    115" (SFAS 159). This standard permits entities to elect to measure financial instruments and certain other items at fair value. SFAS 159 is effective for financial statements issued for fiscal years beginning after

    November 15, 2007 and interim periods within those fiscal years. The Company is currently assessing the potential effects of SFAS 159 on the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    In September 2005, the Accounting Standards Executive Committee issued SOP

    05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs

    in Connection With Modifications or Exchanges of Insurance Contracts" (SOP

    05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1,

    internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights.

    Management is continuing to evaluate the implications of SOP 05-1 and does not expect a material impact on the consolidated financial statements.


    In September 2006, the SEC issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying

    Misstatements in Current Year Financial Statements" (SAB 108). This

    guidance was issued in order to eliminate diversity of practice surrounding misstatements in financial statements. The provisions of SAB 108 have been adopted using the cumulative effect transition methodology in connection with the 2006 consolidated financial statements. The cumulative effects adjustment related to deferred taxes from a 2002 transaction that were previously considered immaterial, and resulted in a $7.1 million increase to a deferred tax asset and an increase to retained earnings.


3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS


    On May 1, 2006, AUL disposed of its Financial Institutions operations. This transaction included the Financial Institutions reporting unit consisting of CNL Financial Corporation (CNL) and its subsidiaries and all credit-related insurance business issued by AUL. The sale was a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's

    Financial Institutions business. The transaction did not result in a material gain or loss to the enterprise and resulted in net proceeds of

    $11.3 million received in 2006.


    In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of

    United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to

    Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7 - Value of Business Acquired for further detail regarding current

    VOBA activity.

ONEAMERICA FINANCIAL PARTNERS, INC.

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED


    The following table represents an allocation of the assets acquired and liabilities assumed:




                                                                                                         (in millions)

-----------------------------------------------------------------------------------------------------------------------


Total invested assets                                                                                       $1,659.0

Accrued investment income                                                                                       16.8

Reinsurance receivable                                                                                          58.9

Value of business acquired                                                                                     117.1

Insurance premiums in course of collection                                                                       0.4

-----------------------------------------------------------------------------------------------------------------------

   Total assets acquired                                                                                    $1,852.2

-----------------------------------------------------------------------------------------------------------------------

Policy reserves                                                                                             $1,834.1

Other policyholder funds                                                                                        10.2

Pending policyholder claims                                                                                      4.1

Other liabilities and accrued expenses                                                                           3.8

-----------------------------------------------------------------------------------------------------------------------

   Total liabilities assumed                                                                                $1,852.2

=======================================================================================================================



    On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life,

    long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of $574.5 million and ERC paid a ceding commission to the Company of $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was

    $1,295.0 million at December 31, 2006.


    As a result of the ERC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for

    Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.8 million and

    $7.8 million of deferred gain amortization in 2006 and 2005, respectively,

    which is included in other income.

ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS


    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:




                                                                              DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES                                                     GROSS UNREALIZED

(IN MILLIONS)                                           AMORTIZED           ---------------------          FAIR

                                                          COST              GAINS          LOSSES          VALUE

------------------------------------------------------------------------------------------------------------------


Available-for-sale:

Obligations of U.S. government, states,

   political subdivisions and

   foreign governments                                  $  197.2            $  4.4         $  3.7         $  197.9

Corporate securities                                     4,898.6             107.7           79.2          4,927.1

Mortgage-backed securities                               1,684.1              13.8           21.4          1,676.5

------------------------------------------------------------------------------------------------------------------

      Total fixed maturities                             6,779.9             125.9          104.3          6,801.5

Equity securities                                           37.0              12.3              -             49.3

------------------------------------------------------------------------------------------------------------------

      Total                                             $6,816.9            $138.2         $104.3         $6,850.8

==================================================================================================================





                                                                              DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES                                                      GROSS UNREALIZED

(IN MILLIONS)                                           AMORTIZED           ---------------------          FAIR

                                                           COST             GAINS          LOSSES          VALUE

------------------------------------------------------------------------------------------------------------------


Available-for-sale:

Obligations of U.S. government, states,

   political subdivisions and

   foreign governments                                  $  217.1            $  6.8          $ 2.9         $  221.0

Corporate securities                                     4,886.2             170.0           45.1          5,011.1

Mortgage-backed securities                               1,724.1              21.0           16.8          1,728.3

------------------------------------------------------------------------------------------------------------------

      Total fixed maturities                             6,827.4             197.8           64.8          6,960.4

Equity securities                                           32.6               9.5              -             42.1

------------------------------------------------------------------------------------------------------------------

      Total                                             $6,860.0            $207.3          $64.8         $7,002.5

==================================================================================================================



    The following tables show the gross unrealized losses and fair value of

    Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS, CONTINUED


    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,

    2006:




-----------------------------------------------------------------------------------------------------------------------

                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL

                                       -------------------            ------------------            -------------------

DESCRIPTION OF SECURITIES              FAIR     UNREALIZED            FAIR    UNREALIZED            FAIR     UNREALIZED

(IN MILLIONS)                          VALUE      LOSSES              VALUE     LOSSES              VALUE      LOSSES

-----------------------------------------------------------------------------------------------------------------------


Obligations of U.S. government,

   states, political subdivisions

   and foreign governments           $   25.4      $ 0.3            $   93.8     $ 3.4            $  119.2      $  3.7

Corporate securities                  1,162.1       17.0             1,746.9      62.2             2,909.0        79.2

Mortgage-backed securities              465.5        4.9               614.8      16.5             1,080.3        21.4

-----------------------------------------------------------------------------------------------------------------------

                                     $1,653.0      $22.2            $2,455.5     $82.1            $4,108.5      $104.3

=======================================================================================================================



    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,

    2005:




-----------------------------------------------------------------------------------------------------------------------

                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL

                                       -------------------            ------------------            -------------------

DESCRIPTION OF SECURITIES              FAIR     UNREALIZED            FAIR    UNREALIZED            FAIR     UNREALIZED

(IN MILLIONS)                          VALUE      LOSSES              VALUE     LOSSES              VALUE      LOSSES

-----------------------------------------------------------------------------------------------------------------------


Obligations of U.S. government,

   states, political subdivisions

   and foreign governments           $   47.9      $ 1.0             $ 60.6      $ 1.9            $  108.5      $ 2.9

Corporate securities                  1,153.2       22.8              551.7       22.3             1,704.9       45.1

Mortgage-backed securities              550.1        7.8              285.1        9.0               835.2       16.8

-----------------------------------------------------------------------------------------------------------------------

                                     $1,751.2      $31.6             $897.4      $33.2            $2,648.6      $64.8

=======================================================================================================================



    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN

    GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment.

    Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at

    December 31, 2006.


    CORPORATE SECURITIES. The $79.2 million of gross unrealized losses is comprised of $75.8 million related to investment grade securities and $3.4 million related to below investment grade securities. Approximately $.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $62.2 million of gross unrealized losses of 12 months or more crossed all sectors of business and were mostly interest related.

    There were no individual issuers with gross unrealized losses greater than

    $.7 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS, CONTINUED


    MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government.

    Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.


    MARKETABLE EQUITY SECURITIES. As of December 31, 2006, gross unrealized losses on equity securities were less than $.1 million. Based on a review of this information in conjunction with other factors outlined in the

    Company's policy related to other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.


    The amortized cost and fair value of fixed maturity securities at

    December 31, 2006, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                               AVAILABLE-FOR-SALE

                                                            ----------------------------------------------------

(in millions)                                               AMORTIZED COST                            FAIR VALUE

----------------------------------------------------------------------------------------------------------------


Due in one year or less                                        $  165.0                                $  164.9

Due after one year through five years                           1,589.0                                 1,601.6

Due after five years through 10 years                           2,150.6                                 2,139.8

Due after 10 years                                              1,191.2                                 1,218.7

----------------------------------------------------------------------------------------------------------------

                                                                5,095.8                                 5,125.0

Mortgage-backed securities                                      1,684.1                                 1,676.5

----------------------------------------------------------------------------------------------------------------

                                                               $6,779.9                                $6,801.5

----------------------------------------------------------------------------------------------------------------



Net investment income consisted of the following:




Years ended December 31                                            2006           (in millions)            2005

----------------------------------------------------------------------------------------------------------------


Fixed maturity securities                                        $395.1                                  $334.5

Equity securities                                                   1.2                                     1.1

Mortgage loans                                                     99.5                                    97.7

Real estate                                                        16.1                                    15.8

Policy loans                                                       11.0                                    10.4

Other                                                              22.9                                    15.1

----------------------------------------------------------------------------------------------------------------

Gross investment income                                           545.8                                   474.6

Investment expenses                                                23.2                                    22.7

----------------------------------------------------------------------------------------------------------------

Net investment income                                            $522.6                                  $451.9

================================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS, CONTINUED


    Proceeds from the sales of investments in fixed maturities during 2006 and

    2005 were approximately $328.2 million and $598.1 million, respectively.

    Gross gains of $2.5 million and $0.9 million, and gross losses of $10.1 million and $4.9 million were realized in 2006 and 2005, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($111.4) million and ($144.4) million in 2006 and 2005,

    respectively.


    There were no other-than-temporary realized losses in 2006 nor 2005. The

    Company does not continue to accrue income on non-income producing investments.


    Realized investment gains (losses) consisted of the following:




Years ended December 31                                         2006            (in millions)          2005

-------------------------------------------------------------------------------------------------------------


Fixed maturity securities                                      $(7.6)                                 $(4.0)

Equity securities                                                1.2                                    0.5

Other securities                                                 1.1                                      -

-------------------------------------------------------------------------------------------------------------

Realized investment losses                                     $(5.3)                                 $(3.5)

=============================================================================================================



    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry,

    use and individual mortgagor. At December 31, 2006, the largest geographic concentrations of commercial mortgage loans were in California, Texas and

    North Carolina where approximately 25 percent of the portfolio was invested. A total of 32 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.


    The Company had outstanding mortgage loan commitments of approximately $81.9 million and $90.8 million at December 31, 2006 and 2005, respectively.


    There was one fixed maturity investment that was non-income-producing at

    December 31, 2006, with a total book value of $1 thousand. At December 31,

    2005, the Company had two investments that were non-income-producing with a total book value of $10 thousand.


5.  OTHER COMPREHENSIVE INCOME (LOSS)


    Accumulated other comprehensive income consisted of the following:




At December 31                                                 2006            (in millions)            2005

-------------------------------------------------------------------------------------------------------------


Unrealized appreciation:

   Fixed maturity securities                                 $ 21.6                                   $133.0

   Equity securities                                           12.3                                      9.5

Valuation adjustment                                           (1.6)                                   (36.5)

Deferred taxes                                                (11.4)                                   (37.8)

-------------------------------------------------------------------------------------------------------------

Total unrealized appreciation, net of tax                      20.9                                     68.2

Minimum pension liability, net of tax                             -                                     (0.4)

-------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                       $ 20.9                                   $ 67.8

=============================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

5.  OTHER COMPREHENSIVE INCOME (LOSS), CONTINUED


    The components of comprehensive income (loss), other than net income, are illustrated below:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Other comprehensive income, net of tax:

Minimum pension liability adjustment,

   net of tax-2006, ($0.2); 2005, ($5.2)                                      $  0.4                            $  9.6

Unrealized appreciation on securities,

   net of tax-2006, $26.4; 2005, $31.9                                         (52.3)                            (61.7)

Reclassification adjustment for gains

   included in net income,

   net of tax-2006, ($2.6); 2005, ($1.3)                                         5.0                               2.5

-----------------------------------------------------------------------------------------------------------------------

   Other comprehensive income (loss), net of tax                              $(46.9)                           $(49.6)

=======================================================================================================================



6.  DEFERRED POLICY ACQUISITION COSTS


    The balances of and changes in deferred policy acquisition costs are as follows:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Balance, beginning of year                                                    $583.6                            $509.3

Capitalization of deferred acquisition costs                                    90.6                              99.2

Amortization of deferred acquisition costs                                     (76.1)                            (76.9)

Disposal of credit insurance operations                                        (27.6)                                -

Change in valuation adjustment                                                  30.1                              52.0

-----------------------------------------------------------------------------------------------------------------------

Balance, end of year                                                          $600.6                            $583.6

=======================================================================================================================



7. VALUATION OF BUSINESS ACQUIRED


   The balance of and changes in VOBA are as follows:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Balance, beginning of year                                                    $118.5                            $  4.4

Acquisitions                                                                       -                             117.1

Amortization (1)                                                                (8.7)                             (3.0)

-----------------------------------------------------------------------------------------------------------------------

   Subtotal                                                                    109.8                             118.5

Valuation adjustment                                                             4.8                                 -

-----------------------------------------------------------------------------------------------------------------------

Balance, end of year                                                          $114.6                            $118.5

=======================================================================================================================



    (1) The average expected life of VOBA varies by product, and is 28 years for the overall block of acquired business. The interest accrual rate varies by product, and is 4% for the overall block of acquired business.

ONEAMERICA FINANCIAL PARTNERS, INC.

7.  VALUATION OF BUSINESS ACQUIRED, CONTINUED


    The following table provides estimated future amortization, net of interest,

    for the periods indicated:




                                                                                                             VOBA

(in millions)                                                                                            AMORTIZATION

-----------------------------------------------------------------------------------------------------------------------


2007                                                                                                       $  7.2

2008                                                                                                          6.7

2009                                                                                                          6.5

2010                                                                                                          6.2

2011                                                                                                          6.0

2012 and thereafter                                                                                          77.2

-----------------------------------------------------------------------------------------------------------------------

Total                                                                                                      $109.8

=======================================================================================================================



8.  INSURANCE LIABILITIES


    Insurance liabilities consisted of the following:




-----------------------------------------------------------------------------------------------------------------------

                                                              MORTALITY OR

                                            WITHDRAWAL         MORBIDITY          INTEREST RATE          DECEMBER 31,

                                            ASSUMPTION        ASSUMPTION            ASSUMPTION         2006        2005

                                                                                                        (in millions)

-----------------------------------------------------------------------------------------------------------------------


Future policy benefits:

   Participating whole life contracts        COMPANY            COMPANY            2.5% TO 6.0%    $  930.7    $  899.6

                                            EXPERIENCE         EXPERIENCE

   Universal life-type contracts               N/A                N/A                  N/A          1,706.3     1,607.6

   Other individual life contracts           COMPANY            COMPANY            2.5% TO 6.0%       802.4       760.8

                                            EXPERIENCE         EXPERIENCE

   Accident and health                         N/A              COMPANY                N/A            679.2       584.7

                                                               EXPERIENCE

   Annuity products                            N/A                N/A                  N/A          4,712.9     4,860.1

   Group life and health                       N/A                N/A                  N/A            467.0       515.2

Other policyholder funds                       N/A                N/A                  N/A            212.4       223.0

Pending policyholder claims                    N/A                N/A                  N/A            264.1       283.0

-----------------------------------------------------------------------------------------------------------------------

   Total insurance liabilities                                                                     $9,775.0    $9,734.0

=======================================================================================================================



    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 24.3 percent and 23.9 percent of the total individual life insurance in force at both December 31, 2006 and 2005,

    respectively. Participating policies represented 32.0 percent and 44.6 percent of statutory life net premium income for 2006 and 2005,

    respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS


    The Company has a funded noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.


    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan.


    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain agents (retirees).

    Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's dollar amount of contribution was capped at the 2000 amount. The dental and life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2006 and 2005. Claims incurred for benefits are funded by Company contributions.


    The Company uses a December 31 measurement date for the defined benefit plan and a September 30 measurement date for the other postretirement benefit plans.


    Obligations and Funded Status:




                                                            PENSION BENEFITS                OTHER BENEFITS

                                                          -------------------             ------------------

(in millions)                                             2006           2005              2006        2005

------------------------------------------------------------------------------------------------------------


Employer contributions                                   $16.7         $ 15.0            $  1.8      $  1.4

Employee contributions                                       -              -               1.2         1.1

Benefit payments                                           2.0            1.8               3.0         2.6

Funded status (deficit)                                    8.1          (15.3)            (40.2)      (40.6)

============================================================================================================



    Amounts recognized in the statement of financial position consist of:




                                                            PENSION BENEFITS                OTHER BENEFITS

                                                          -------------------             ------------------

(in millions)                                             2006           2005             2006         2005

------------------------------------------------------------------------------------------------------------


Prepaid benefit cost                                     $32.7          $22.7           $    -      $     -

Accrued benefit cost                                         -              -            (40.6)       (38.5)

Intangible assets                                            -              -                -          4.8

Accumulated other comprehensive income                       -              -             (0.7)         0.7

------------------------------------------------------------------------------------------------------------

Net amount recognized                                    $32.7          $22.7           $(41.3)     $ (33.0)

============================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS, CONTINUED


    Pension Benefits:




                                                                                                    DECEMBER 31,

                                                                                              -------------------------

(in millions)                                                                                 2006                2005

-----------------------------------------------------------------------------------------------------------------------


Projected benefit obligation                                                                 $112.3              $109.7

Accumulated benefit obligation                                                                 93.5                91.0

Fair value of plan assets                                                                     120.4                94.4

=======================================================================================================================



    Additional Information:




                                                            PENSION BENEFITS                         OTHER BENEFITS

                                                          -------------------                      ------------------

(in millions)                                             2006           2005                      2006          2005

-----------------------------------------------------------------------------------------------------------------------


Increase (decrease) in minimum pension liability

   included in other comprehensive income, net of tax    $  -           $(9.3)                    $(0.4)        $(0.3)

Net periodic benefit cost                                 6.7             6.4                       5.0           5.7

=======================================================================================================================



    Weighted-average assumptions used to determine benefit obligations at

    December 31:




                                                            PENSION BENEFITS                         OTHER BENEFITS

                                                          -------------------                      ------------------

(in millions)                                             2006           2005                      2006          2005

-----------------------------------------------------------------------------------------------------------------------


Discount rate                                            6.15%          5.75%                     5.80%         5.50%

Rate of compensation increase                            4.00%          4.00%                     4.00%         4.00%

=======================================================================================================================



    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:




                                                            PENSION BENEFITS                         OTHER BENEFITS

                                                          -------------------                      ------------------

(in millions)                                             2006           2005                      2006           2005

-----------------------------------------------------------------------------------------------------------------------


Discount rate                                            5.75%          6.15%                     5.50%          5.80%

Expected long-term return on plan assets                 8.75%          8.75%                         -              -

Rate of compensation increase                            4.00%          4.00%                     4.00%          4.00%

=======================================================================================================================



    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks,

    and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.


    Assumed health care trend rates at December 31:




                                                                                                 2006             2005

-----------------------------------------------------------------------------------------------------------------------


Health care trend rate assumed for next year                                                    12.50%           12.50%

Rate to which the cost trend rate is assumed to decline                                          5.00%            5.00%

Year that the rate reaches the ultimate trend rate                                               2015             2015

=======================================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS, CONTINUED


    PLAN ASSETS


    The pension plan weighted-average asset allocations, by asset category, are

    75 and 77 percent equity securities and 25 and 23 percent debt securities at December 31, 2006 and 2005, respectively.


    The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles.

    The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.


    CONTRIBUTIONS


    The Company expects to contribute $3.1 million to its pension plan and $4.8 million to its other postretirement benefit plans in 2007.


    ESTIMATED FUTURE BENEFIT PAYMENTS


    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:




(in millions)                                                         PENSION BENEFITS                 OTHER BENEFITS

----------------------------------------------------------------------------------------------------------------------


2007                                                                       $ 2.1                           $ 2.3

2008                                                                         2.4                             2.3

2009                                                                         2.8                             2.4

2010                                                                         3.3                             2.6

2011                                                                         3.7                             2.7

Years 2012-2016                                                             28.9                            17.6

======================================================================================================================



    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION


    The Company sponsors a defined contribution savings plan for employees.

    Beginning January 1, 2005 the Company began providing a match of 50% of employee contributions up to 7.0% of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan during 2006 and

    2005 were $2.5 million and $2.6 million, respectively.


    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0% (subject to matching on agents'

    contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans for 2006 and 2005 were $1.2 million and $1.1 million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS, CONTINUED


    The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $5.2 million and $3.9 million for 2006 and 2005, respectively.


10. FEDERAL INCOME TAXES


    A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:




Years ended December 31                                                       2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Income tax computed at statutory tax rate                                    $32.7                               $30.5

   Tax-exempt income                                                          (0.1)                               (0.2)

   Dividends received deduction                                               (7.1)                               (4.7)

   Nondeductible goodwill expense                                                -                                (0.4)

   Disposition of Financial Institutions operations                            1.6                                   -

   Credits available to offset tax                                            (1.8)                                  -

   Other                                                                       0.3                                (0.1)

-----------------------------------------------------------------------------------------------------------------------

   Income tax expense                                                        $25.6                               $25.1

=======================================================================================================================



    The components of the provision for income taxes on earnings included current tax expense of $14.8 million and $15.5 million for the years ended

    December 31, 2006 and 2005, respectively, and deferred tax expense of $10.8 million and $9.6 million for the years ended December 31, 2006 and 2005,

    respectively.


    The components of the net deferred income tax liabilities are as follows:




Deferred income tax assets (liabilities) as of December 31:                   2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Deferred policy acquisition costs                                          $(207.7)                            $(211.9)

Investments                                                                   (4.2)                               (4.7)

Insurance liabilities                                                        112.7                               129.2

Deferred gain on indemnity reinsurance (1)                                    28.2                                22.8

Minimum pension liability                                                        -                                 0.2

Unrealized appreciation of securities                                        (11.4)                              (37.8)

Other                                                                          9.2                                 5.7

-----------------------------------------------------------------------------------------------------------------------

   Net deferred income tax liabilities                                     $ (73.2)                            $ (96.5)

=======================================================================================================================



    (1) Includes a cumulative effect under SAB 108 adjustment of $7.1 million in

        2006 related to a 2002 transaction. Refer to Note 2-Significant

        Accounting Policies for additional detail.


    Net deferred tax liabilities are included in "other liabilities and accrued expenses" on the consolidated balance sheet. Federal income taxes paid were

    $23.1 million and $10.2 million in 2006 and 2005, respectively. Current tax recoverables (payables) were $5.9 million and ($2.5) million at December 31,

    2006 and 2005, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.

10. FEDERAL INCOME TAXES, CONTINUED


    As of December 31, 2006 the Company has $8.5 million of net operating losses and $1.4 million of alternative minimum tax credits available to offset future taxable income and regular tax. The losses are nonlife losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, such losses are projected to expire between 2019 and 2026. The alternative minimum tax credits will not expire.


    The Internal Revenue Service has apprised the Company of its intent to review the 2004 consolidated federal income tax return. Management believes the ultimate resolution of this examination will not result in a material adverse effect to the Company's financial position.


11. REINSURANCE


    The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.


    Certain statistical data with respect to reinsurance follows:




Years ended December 31                                                   2006            (in millions)           2005

-----------------------------------------------------------------------------------------------------------------------


Direct premiums                                                        $ 528.7                                  $ 567.9

Reinsurance assumed                                                      508.4                                    480.3

Reinsurance ceded                                                       (630.7)                                  (602.6)

-----------------------------------------------------------------------------------------------------------------------

   Net premiums                                                          406.4                                    445.6

-----------------------------------------------------------------------------------------------------------------------

   Reinsurance recoveries                                              $ 439.9                                  $ 386.1

=======================================================================================================================



    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 87 percent of the Company's December 31, 2006, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++

    and B++. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3 - Acquisitions and Other Significant

    Transactions for details on the reinsurance transaction in 2002 with ERC and the Golden Rule transaction in 2005.


    The Company reported an after-tax net loss of approximately $15 million in

    2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers.

    The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $107 million at December 31, 2006 compared to $130 million at

    December 31, 2005. These claims are workers' compensation related,

    including survivor benefits, and will be paid out over many years. The

    Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in

    2006 or 2005 related to the September 11th tragedy.

ONEAMERICA FINANCIAL PARTNERS, INC.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT


    In September 2006, the Company enhanced its financial flexibility through its membership in the Federal Home Loan Bank (FHLB) system for both AUL and

    State Life. FHLB membership provides ready access to funds and borrowing capacity.


    On October 6, 2003, the Company issued Senior Notes with a face value of

    $200 million, due October 15, 2033. Interest is payable semi-annually on

    April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments made were $14.0 million in both 2006 and 2005.


    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30,

    2026. Interest is payable semi-annually on March 30 and September 30 at a

    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana

    Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2006 and

    2005 was $5.8 million in each year.


    Surplus Notes and Senior Notes:




                                                                            2006           (in millions)          2005

-----------------------------------------------------------------------------------------------------------------------


Senior notes, 7%, due 2033                                                 $200.0                                $200.0

Surplus notes, 7.75%, due 2026                                               75.0                                  75.0

-----------------------------------------------------------------------------------------------------------------------

Total notes payable                                                        $275.0                                $275.0

=======================================================================================================================



13. COMMITMENTS AND CONTINGENCIES


    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the

    Company.


14. STATUTORY INFORMATION


    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws,

    regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.

14. STATUTORY INFORMATION, CONTINUED


    A reconciliation of SAP surplus to GAAP equity at December 31 follows:




At December 31                                                                 2006       (in millions)           2005

-----------------------------------------------------------------------------------------------------------------------


SAP surplus                                                                 $  816.7                         $   785.2

Asset valuation reserve                                                         57.9                              57.1

Deferred policy acquisition costs                                              606.7                             620.5

Value of business acquired                                                     109.8                             118.5

Adjustments to policy reserves                                                (160.3)                           (174.6)

Interest maintenance reserves                                                   27.9                              38.5

Unrealized gain on invested assets, net                                         20.9                              68.2

Surplus notes                                                                  (75.0)                            (75.0)

Deferred gain on indemnity reinsurance                                         (80.7)                            (85.5)

Deferred income taxes                                                          (87.7)                            (85.9)

Other, net                                                                     (13.5)                            (72.2)

-----------------------------------------------------------------------------------------------------------------------

GAAP equity                                                                 $1,222.7                          $1,194.8

=======================================================================================================================



    A reconciliation of SAP net income to GAAP net income for the years ended

    December 31 follows:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


SAP net income (loss)                                                         $ 91.8                            $(10.6)

Deferred policy acquisition costs                                                0.7                              20.4

Value of business acquired (1)                                                  (8.2)                             67.1

Adjustments to policy reserves                                                  16.3                               6.7

Deferred income taxes                                                          (10.8)                             (9.6)

Disposition of Financial Institutions operations                               (10.8)                             (1.0)

Other, net                                                                     (11.3)                            (10.9)

-----------------------------------------------------------------------------------------------------------------------

GAAP net income (2)                                                           $ 67.7                            $ 62.1

=======================================================================================================================



    (1) 2005 contains a ceding commission of $68.4 million on acquisition of business, less amortization, which resulted in the statutory net loss in 2005.


    (2) The insurance subsidiaries of CNL are reflected in 2005 numbers and for four months in 2006. Refer to Footnote-3 regarding the disposition of the Financial Institutions operations.


    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.7 million and $34.6 million at December 31, 2006 and

    2005, respectively.


    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $40 million and $35 million in dividends to OneAmerica in 2006 and 2005, respectively. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $93 million in

    2007.

ONEAMERICA FINANCIAL PARTNERS, INC.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS


    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.


    The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and contract loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.


    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.


    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk,

    which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2006 and 2005, follow:




                                                                   2006                                  2005

                                                         CARRYING                              Carrying

(in millions)                                             AMOUNT     FAIR VALUE                 amount      Fair value

----------------------------------------------------------------------------------------------------------------------


Fixed maturity securities - available-for-sale           $6,801.5      $6,801.5                $6,960.4      $6,960.4

Equity securities                                            49.3          49.3                    42.1          42.1

Mortgage loans                                            1,351.3       1,372.4                 1,338.0       1,393.4

Policy loans                                                179.0         179.0                   176.7         176.7

Surplus notes and notes payable                             275.0         293.5                   275.0         309.4

Short-term & other invested assets                           22.1          22.1                    22.8          22.8

======================================================================================================================


                            Part C: Other Information


Item 24.  Financial Statements and Exhibits


(a)  Financial Statements


     1.   Included in Prospectus (Part A):


          Condensed Financial Information (9)


     2.   Included in Statement of Additional Information (Part B):


          (a)  Financial Statements of OneAmerica Financials Partners, Inc.(9)


               Report of Independent Auditors


               Consolidated Balance Sheets as of December 31, 2006 and 2005


               Consolidated  Statements of Operations  for years ended  December

               31, 2006 and 2005


               Consolidated  Statements of Changes in  Shareholder's  Equity and

               Comprehensive Income as of December 31, 2006, 2005 and 2004


               Consolidated  Statements  of  Cash  Flows  for  the  years  ended

               December 31, 2006 and 2005


               Notes to Consolidated Financial Statements



          (b)  Financial  Statements of AUL American Individual Variable Annuity

               Unit Trust(9)


               A  Message  from the  President  & CEO of  American  United  Life

               Insurance Company(R)


               Report of Independent Registered Public Accounting Firm


               Statements of Net Assets as of December 31, 2006


               Statements of Operations for the year ended December 31, 2006


               Statements  of Changes in Net Assets as of December  31, 2006 and

               2005


               Notes to Financial Statements



(b)  Exhibits


     1.   Resolution  of  the  Executive   Committee  of  American  United  Life

          Insurance Company(R) ("AUL") establishing AUL American Individual Unit

          Trust (1)


     2.   Not applicable


     3.   Underwriting Agreements


          3.1. Distribution  Agreement  between  American  United Life Insurance

               Company(R) and OneAmerica Securities, Inc. (6)


          3.2  Form of Selling Agreement (8)


     4.   Individual Variable Annuity Contract Forms


          4.1  Flexible Premium Variable Annuity Contract (1)


          4.2  One Year Flexible Premium Variable Annuity Contract (1)


          4.3  Enhanced Death Benefit Rider (1)


          4.4  Guaranteed Minimum Income Benefit Rider (2)


          4.5  Guaranteed Minimum Account Value Rider (1)


          4.6  Long Term Care Facility & Terminal Illness Rider (1)


          4.7  Policy Death Benefit Endorsement (4)


     5.   Individual Variable Annuity Enrollment Form (4)


          5.1  Form of SelectPoint Plus Bonus Program Disclosure (3)


     6.   Certificate of Incorporation and By-Laws of the Depositor


          6.1  Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company (1)


          6.2  Certification of the Indiana  Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance

               Company and United Mutual Life Insurance Company (1)


          6.3  Second Amended and Restated Articles of Incorporation of American

               United Life Insurance Company(R) (6)


          6.4  Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R) (6)


     7.   Not applicable


     8.   Form of Participation Agreements:


          8.1  Form of Participation Agreement with Alger American Fund (2)


          8.2  Form of  Participation  Agreement with American  Century Variable

               Portfolios (2)


          8.3  Form of  Participation  Agreement with Calvert  Variable  Series,

               Inc. (2)


          8.4  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund (2)


          8.5  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund II (2)


          8.6  Form of Participation Agreement with Janus Aspen Series (2)


          8.7  Form of Participation Agreement with PBHG Funds, Inc. (2)

          8.8  Form of  Participation  Agreement  with  SAFECO  Resource  Series

               Trust (2)


          8.9  Form of Participation Agreement with T. Rowe Price Equity Series,

               Inc. (2)


          8.10 Form of Participation  Agreement with INVESCO Variable Investment

               Funds, Inc. (4)



          8.11 Form of Amendment  to the  Participation  Agreement  with INVESCO

               Variable Investment Funds, Inc. (5)


          8.12 Form of Participation Agreement with Neuberger Berman (5)

          8.13 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and AIM Variable Insurance Funds (6)

          8.14 Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (6)


          8.15 Form of Participation  Agreement  between AIM Variable  Insurance

               Funds and American United Life Insurance Company(R) (7)


          8.16 Form   of   Participation   Agreement   between   Pioneer   Funds

               Distributor,    Inc.   and   American   United   Life   Insurance

               Company(R) (7)


          8.17 Form  of  Amendment  to  Schedule  A of  Participation  Agreement

               between  American  United Life  Insurance  Company(R) and T. Rowe

               Price Equity Series, Inc. (7)


          8.18 Form  of  Addendum  to the  Account  Services  Agreement  between

               American   United  Life   Insurance   Company(R)   and  Thornburg

               Investment Management, Inc. (7)


          8.19 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and the Timothy Plan (7)


          8.20 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Vanguard Variable Insurance Fund (7)


     9.   Opinion  and  Consent of  Associate  General  Counsel of AUL as to the

          legality of the Contracts being registered (2)


     10.  Miscellaneous Consents


          10.1 Consent of Independent Auditors (9)


          10.2 Consent of Dechert Price & Rhoads (2)


          10.3 Powers of Attorney (8)


          10.4 Rule 483 Certified Resolutions (9)


     11.  Not applicable


     12.  Not applicable


----------------------------------


(1)  Filed with the Registrant's Registration Statement on December 31, 1998


(2)  Filed  with  the  Registrant's   Pre-Effective   Amendment  No.  1  to  the

     Registration Statement on April 1, 1999


(3)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  3  to  the

     Registration Statement on April 27, 2001


(4)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  4  to  the

     Registration Statement on June 29, 2001


(5)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the

     Registration Statement on April 30, 2003


(6)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  7  to  the

     Registration Statement on April 28, 2004



(7)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  8  to  the

     Registration Statement on April 29, 2005


(8)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  9  to  the

     Registration Statement on April 28, 2006


(9)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  10 to  the

     Registration Statement on April ??, 2007

Item 25. Directors and Officers of AUL




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic

                                   Planning and Corporate Development (7/02 -6/04);

                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               President and Chief Executive Officer, AUL (9/04 - present);

                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 26. Persons Controlled by or Under Common Control with Registrant



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government,  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division,  all  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  was  transferred  to GE

Employers Reinsurance  Corporation on July 1, 2002. Until November 16, 2005, RMS

wholly owns these subsidiaries: AUL Reinsurance Management Services Canada, Ltd.

and AUL Reinsurance Management Services (Bermuda) Ltd. On November 16, 2005, AUL

Reinsurance  Management  Services (Bermuda) Ltd. was dissolved.  AUL still has a

100% equity interest in AUL Reinsurance Management Services Canada, Ltd.

FIRST  FINANCIAL  REINSURANCE  COMPANY,  LTD ("First  Financial")is  a Turks and

Caicos,  British West Indies  domestic  insurance  company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent,  First  Financial  Corporation.  On June 30,  1999,  AUL invested

$400,000 and received 1,300 shares of preferred stock in First Financial,  until then a wholly-owned subsidiary of First Financial Corporation. On June 26, 2006,

in  connection  with the sale of CNL Financial  Corporation  ("CNL") to Securian

Financial Group, Inc., a Minnesota corporation ("Securian"),  AUL sold all 1,300 shares of preferred stock to Minnesota Life Insurance Company, a Minnesota stock life insurance company and subsidary of Securian ("Minnesota Life"). As a result of this transaction, AUL owns no equity interest in First Financial.


FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on

December 31, 2002 and is a company  domiciled  in the Turks and Caicos,  British

West Indies  whose  business is the  reinsurance  of credit life and  disability risks issued  through its parent,  Fifth-Third  Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions,  debts,  liabilities,  etc., of the former entity.  AUL received  260 shares of  preferred  stock of Fountain  Square,  in exchange  for

26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the  outstanding  stock of Fountain Square as it owned in

Fountain Square Insurance  Company.  The Fountain Square Insurance Company stock was  valued at  $96.16  per share  and the  Fountain  Square  stock is valued at

$9,616.00  per share.  On December 23,  2003,  AUL  invested  $2,501,031.75  and received 260 shares of preferred  stock in Fountain  Square.  As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.


OLD KENT FINANCIAL LIFE  INSURANCE  COMPANY ("Old Kent") is an Arizona  domestic insurance  company  whose  business  is  the  reinsurance  of  credit  life  and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16,

2001 AUL invested  $2,500,000 and received  26,000 shares of preferred  stock in

Old Kent,  until then a wholly-owned  subsidiary of Fifth-Third  Banc Corp. As a result of the  transaction,  AUL has  acquired a 20.6%  equity  interest in that company.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2006,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  97.76 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2006.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.99% equity interest in the fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2006, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2006, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT,  AUL  AMERICAN  INDIVIDUAL  VARIABLE  ANNUITY  UNIT TRUST  (File No.

811-9193),  AUL  AMERICAN  INDIVIDUAL  UNIT TRUST  (File No.  811-8536)  and AUL

AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL,  organized for the purpose of the sale of individual and group variable annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractholders



As of March 2, 2007, AUL has issued 14,912 Individual variable annuity contracts associated  with the  Registrant,  1,028 of which are the No  Withdrawal  Charge contracts  (DirectPoint);  5,657 of which are the  SelectPoint  contracts;  and,

8,227 of which are the StarPoint contracts.



Item 28. Indemnification


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 29. Principal Underwriters


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL American  Individual Unit Trust (File No. 811-08536),  AUL

          American Unit Trust (File No.  811-05929) and AUL American  Individual

          Variable Life Unit Trust (File No. 811-08311).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------


          Nicholas A. Filing                      Chairman of the Board and President;

                                                   Director


          Constance E. Lund                       Treasurer & Acting Financial Operations

                                                   Principal; Director


          James M. Kellett                        Vice President, Individual Marketing

                                                   Services; Director


          John C. Swhear                          Chief Counsel & Secretary


          Drew B. Wieder                          Vice President, Operations


          William F. Yoerger                      Director


          John W. Zeigler                         Vice President, Insurance Agency Registrations


------------------------------


* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282




     (c)  Not applicable



Item 30. Location of Accounts and Records


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.



Item 31. Management Services


There are no  management-related  service  contracts  not discussed in Part A or

Part B.

Item 32. Undertakings


The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted under  the  variable  annuity  contracts  are  reasonable  in  relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this   post-effective   amendment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this 1st day of May, 2007.



                             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: President & CEO




* By:
        /s/ Thomas M. Zurek
       _____________________________________

       Thomas M. Zurek as attorney-in-fact


Date: May 1, 2007



As required by the Securities Act of 1933, this post effective  amendment to the

Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director, Chief            May 1, 2007

J. Scott Davison*                   Financial Officer



_______________________________     Director                   May 1, 2007

Constance E. Lund*



_______________________________     Director                   May 1, 2007

Dayton H. Molendorp*



_______________________________     Director                   May 1, 2007

Mark C. Roller*



_______________________________     Director                   May 1, 2007

G. David Sapp*



_______________________________     Director                   May 1, 2007

Thomas M. Zurek*






/s/ Thomas M. Zurek
___________________________________________

*By: Thomas M. Zurek as Attorney-in-fact


Date:  May 1, 2007

                                  EXHIBIT LIST



 Exhibit

 Number in Form

 N-4, Item 24(b)      Name of Exhibit

----------------      ---------------



    10.1              Consent of Independent Auditors


    10.4              Rule 483 Certified Resolution